UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21774
                                                    -----------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (630) 765-8000
                                                           ---------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2015
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II


Semi-Annual Report                          June 30, 2015

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     First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (FPA)
     First Trust Europe AlphaDEX(R) Fund (FEP)
     First Trust Latin America AlphaDEX(R) Fund (FLN)
     First Trust Brazil AlphaDEX(R) Fund (FBZ)
     First Trust China AlphaDEX(R) Fund (FCA)
     First Trust Japan AlphaDEX(R) Fund (FJP)
     First Trust South Korea AlphaDEX(R) Fund (FKO)
     First Trust Developed Markets Ex-US AlphaDEX(R) Fund (FDT)
     First Trust Emerging Markets AlphaDEX(R) Fund (FEM)
     First Trust Germany AlphaDEX(R) Fund (FGM)
     First Trust Canada AlphaDEX(R) Fund (FCAN)
     First Trust Australia AlphaDEX(R) Fund (FAUS)
     First Trust United Kingdom AlphaDEX(R) Fund (FKU)
     First Trust Taiwan AlphaDEX(R) Fund (FTW)
     First Trust Hong Kong AlphaDEX(R) Fund (FHK)
     First Trust Switzerland AlphaDEX(R) Fund (FSZ)
     First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund (FDTS) First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)
     First Trust Eurozone AlphaDEX(R) ETF (FEUZ)

                                  AlphaDEX(R)
                                 FAMILY OF ETFs


     AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
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


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TABLE OF CONTENTS
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2015

Shareholder Letter .........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
    First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (FPA)................   4
    First Trust Europe AlphaDEX(R) Fund (FEP)...............................   6
    First Trust Latin America AlphaDEX(R) Fund (FLN)........................   8
    First Trust Brazil AlphaDEX(R) Fund (FBZ)...............................  10
    First Trust China AlphaDEX(R) Fund (FCA)................................  12
    First Trust Japan AlphaDEX(R) Fund (FJP)................................  14
    First Trust South Korea AlphaDEX(R) Fund (FKO)..........................  16
    First Trust Developed Markets Ex-US AlphaDEX(R) Fund (FDT)..............  18
    First Trust Emerging Markets AlphaDEX(R) Fund (FEM).....................  20
    First Trust Germany AlphaDEX(R) Fund (FGM)..............................  22
    First Trust Canada AlphaDEX(R) Fund (FCAN)..............................  24
    First Trust Australia AlphaDEX(R) Fund (FAUS)...........................  26
    First Trust United Kingdom AlphaDEX(R) Fund (FKU).......................  28
    First Trust Taiwan AlphaDEX(R) Fund (FTW)...............................  30
    First Trust Hong Kong AlphaDEX(R) Fund (FHK)............................  32
    First Trust Switzerland AlphaDEX(R) Fund (FSZ)..........................  34
    First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund (FDTS)...  36
    First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)..........  38
    First Trust Eurozone AlphaDEX(R) ETF (FEUZ).............................  40
Notes to Fund Performance Overview..........................................  42
Understanding Your Fund Expenses............................................  43
Portfolio of Investments
    First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (FPA)................  45
    First Trust Europe AlphaDEX(R) Fund (FEP)...............................  47
    First Trust Latin America AlphaDEX(R) Fund (FLN)........................  52
    First Trust Brazil AlphaDEX(R) Fund (FBZ)...............................  54
    First Trust China AlphaDEX(R) Fund (FCA)................................  56
    First Trust Japan AlphaDEX(R) Fund (FJP)................................  58
    First Trust South Korea AlphaDEX(R) Fund (FKO)..........................  61
    First Trust Developed Markets Ex-US AlphaDEX(R) Fund (FDT)..............  63
    First Trust Emerging Markets AlphaDEX(R) Fund (FEM).....................  69
    First Trust Germany AlphaDEX(R) Fund (FGM)..............................  73
    First Trust Canada AlphaDEX(R) Fund (FCAN)..............................  76
    First Trust Australia AlphaDEX(R) Fund (FAUS)...........................  78
    First Trust United Kingdom AlphaDEX(R) Fund (FKU).......................  80
    First Trust Taiwan AlphaDEX(R) Fund (FTW)...............................  83
    First Trust Hong Kong AlphaDEX(R) Fund (FHK)............................  85
    First Trust Switzerland AlphaDEX(R) Fund (FSZ)..........................  87
    First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund (FDTS)...  89
    First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)..........  95
    First Trust Eurozone AlphaDEX(R) ETF (FEUZ).............................  99
Statements of Assets and Liabilities........................................ 102
Statements of Operations.................................................... 106
Statements of Changes in Net Assets......................................... 110
Financial Highlights........................................................ 118
Notes to Financial Statements............................................... 132
Additional Information...................................................... 143


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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2015

Dear Shareholders:

Thank you for your investment in First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment for the six months ended June 30, 2015, including a market overview. Additionally, First Trust has compiled the Trust's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates over the next few months.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2015

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.


Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 24 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE GLOBAL ECONOMY

In early July of 2015, the International Monetary Fund ("IMF") released its latest forecasts for U.S. and global growth. The IMF lowered its 2015 global growth estimate from 3.5% in April 2015 to 3.3%, with growth rebounding to 3.8% in 2016, according to Reuters. Due to the 0.2% decline in real GDP growth in the U.S. in Q1'15, as reported by the Bureau of Economic Analysis, the IMF lowered its 2015 estimate for U.S. growth from 3.1% to 2.5%.

The U.S economic expansion celebrated its sixth anniversary on June 30, 2015. While the pace of economic growth has been described as modest, the U.S. recovery remains on solid footing, in our opinion. A great deal of media attention has been directed towards the Greek debt crisis and the sudden plunge in Chinese equities in late June. Some in the media even went so far as to speculate over whether the events in Greece and China were enough to throw the U.S. into recession. Such thinking is growing more commonplace these days due to globalization. One area in which slower economic growth in China is making an impact is commodities. Now that China's GDP growth rate is closer to 7%, down from 9% to 10% just a few years ago, China's imports of oil, iron ore, steel and aluminum were down in Q1'15.

In the first half of 2015, 183 initial public offerings ("IPOs") were priced worldwide, up slightly from the 180 priced in the second half of 2014, according to data from Renaissance Capital. Companies raised $82.7 billion via global IPOs in the first half of 2015, down from $114.0 billion in the second half of 2014. Merger-and-acquisition ("M&A") activity was very strong. Global M&A volume totaled $2.28 trillion in the first half of 2015, the second highest half-year volume on record behind the $2.59 trillion registered in the first half of 2007, according to Dealogic.

The Royal Bank of Canada and Capgemini released their "2015 World Wealth Report" and it noted that the Asia-Pacific region now has the most millionaires worldwide, according to USA TODAY. In last year's edition, North America held that distinction. At the close of 2014, there were nearly 4.69 million millionaires living in the Asia-Pacific region, around 10,000 more than in North America. Millionaires living in North America, however, possess $16.2 trillion, $400 billion more than their Asia-Pacific counterparts. A report from the Boston Consulting Group stated that millionaire households held 41% of global private wealth, such as cash, stocks and bonds, in 2014, according to USA TODAY. Boston Consulting Group predicts that this percentage will rise to 46% by 2019.

PERFORMANCE OF FOREIGN STOCKS AND BONDS

The U.S. dollar ("USD") rose 5.78% against a basket of major currencies in the first half of 2015, as measured by the U.S. Dollar Index ("DXY"). The index was up as much as 11.14% in Q1'15, but gave up some of those gains in Q2'15, according to Bloomberg. For the 12-month period ended June 2015, the DXY was up 19.69%. It appears that the U.S. dollar's upward surge may have plateaued in Q2'15, in our opinion. With respect to U.S. investors, a stronger U.S. dollar can negatively impact returns on foreign securities.

Foreign bond indices generated mixed results in the first half of 2015. The Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of 1.49% (USD), while the Barclays Global Aggregate Index of higher quality debt declined by 3.08% (USD). Foreign equities outperformed foreign bonds. The MSCI Emerging Markets Index of stocks posted a total return of 2.95%
(USD), while the MSCI World Index (excluding the U.S.) posted a total return of 4.34% (USD).

Despite the ongoing rally in the U.S. dollar, investors continued to funnel significant amounts of capital into foreign equities in the first half of 2015. The following categories reported the highest amounts of net inflows: $78.23 billion (Foreign Large Blend); $25.77 billion (Europe Stock); $12.97 billion (Diversified Emerging Markets); $9.11 billion (Japan); $4.93 billion (Foreign Large Growth) and $4.49 billion (Foreign Large Value), according to Morningstar.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

The First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Asia Pacific Ex-Japan Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FPA." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Asia Pacific Ex-Japan BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

On or about October 13, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Asia Pacific Ex-Japan Index (the "New Index"). The New Index is a modified equal dollar-weighted index calculated by The NASDAQ OMX Group, Inc., based on select securities from the NASDAQ Asia Pacific Ex-Japan Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, after the Fund changes to the New Index, the shares of the Fund will cease to be listed on NYSE Arca and instead will be listed and trade on The NASDAQ(R) Stock Market LLC. See Note 9 (Subsequent Events) in the Notes to Financial Statements for further information.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (4/18/11)    Inception (4/18/11)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                     10.78%            5.64%              3.36%                 14.90%
Market Price                                             9.84%            5.06%              3.16%                 13.98%

INDEX PERFORMANCE
Defined Asia Pacific Ex-Japan Index                     10.60%            6.41%              3.98%                 17.81%
S&P Asia Pacific Ex-Japan BMI Index                      2.41%           -7.28%              0.83%                  3.53%
MSCI Pacific Ex-Japan Index                              0.58%           -6.79%              2.16%                  9.37%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    24.9%
Industrials                                   17.0
Consumer Discretionary                        13.3
Materials                                     11.0
Consumer Staples                               9.0
Utilities                                      7.1
Health Care                                    6.5
Information Technology                         6.3
Energy                                         3.4
Telecommunication Services                     1.5
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Hanssem Co., Ltd.                              2.6%
Korea Aerospace Industries, Ltd.               2.4
AMOREPACIFIC Group                             2.1
Amorepacific Corp.                             2.1
Fosun International Ltd.                       2.1
CK Hutchison Holdings Ltd.                     2.0
Hyundai Development Co. Engineering
   & Construction                              2.0
Qantas Airways Ltd.                            1.7
CJ Corp.                                       1.7
Kia Motors Corp.                               1.7
                                             ------
    Total                                     20.4%
                                             ======

-------------------------------------------------------------------------------------------------------------
                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                        APRIL 18, 2011 - JUNE 30, 2015

                    First Trust Asia Pacific     Defined Asia Pacific     S&P Asia Pacific      MSCI Pacific
                    Ex-Japan AlphaDEX(R) Fund       Ex-Japan Index       Ex-Japan BMI Index    Ex-Japan Index
4/18/11                      $10,000                   $10,000                $10,000             $10,000
6/30/11                       10,170                    10,139                  9,825               9,772
12/31/11                       7,822                     7,876                  8,216               8,314
6/30/12                        8,100                     8,119                  8,614               8,798
12/31/12                       9,586                     9,653                 10,061              10,357
6/30/13                        8,635                     8,832                  9,335               9,875
12/31/13                       9,953                    10,226                 10,487              10,926
6/30/14                       10,878                    11,073                 11,168              11,735
12/31/14                      10,374                    10,653                 10,112              10,875
6/30/15                       11,492                    11,782                 10,356              10,938
-------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          69              43               9             1
1/1/12 - 12/31/12           94              70              11             1
1/1/13 - 12/31/13           93              77              18             0
1/1/14 - 12/31/14           98              36               0             0
1/1/15 - 6/30/15            49              38               4             0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          43               7               5             1
1/1/12 - 12/31/12           61              13               0             0
1/1/13 - 12/31/13           44              15               5             0
1/1/14 - 12/31/14           83              32               3             0
1/1/15 - 6/30/15            20              12               1             0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

The First Trust Europe AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Europe Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEP." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Europe BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

On or about October 13, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Europe Index (the "New Index"). The New Index is a modified equal dollar-weighted index calculated by The NASDAQ OMX Group, Inc., based on select securities from the NASDAQ Europe Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, after the Fund changes to the New Index, the shares of the Fund will cease to be listed on NYSE Arca and instead will be listed and trade on The NASDAQ(R) Stock Market LLC. See Note 9 (Subsequent Events) in the Notes to Financial Statements for further information.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (4/18/11)    Inception (4/18/11)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                     6.43%            -8.42%              3.86%                 17.22%
Market Price                                            7.10%            -8.43%              3.91%                 17.47%

INDEX PERFORMANCE
Defined Europe Index                                    6.07%            -7.85%              4.76%                 21.56%
S&P Europe BMI Index                                    4.80%            -6.60%              5.61%                 25.74%
MSCI Europe Index                                       3.82%            -7.65%              4.91%                 22.32%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    21.5%
Consumer Discretionary                        20.5
Industrials                                   18.0
Materials                                     10.7
Health Care                                    6.5
Utilities                                      6.5
Energy                                         6.1
Information Technology                         4.0
Telecommunication Services                     3.4
Consumer Staples                               2.8
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Altice S.A.                                    1.1%
Gamesa Corp. Tecnologica S.A.                  1.0
Dialog Semiconductor PLC                       1.0
Capital & Counties Properties PLC              1.0
3i Group PLC                                   0.9
Seadrill Ltd.                                  0.9
Shaftesbury PLC                                0.9
Vodafone Group PLC                             0.9
KUKA AG                                        0.9
RHOEN-KLINIKUM AG                              0.9
                                             ------
    Total                                      9.5%
                                             ======

-----------------------------------------------------------------------------------------------------
                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                         APRIL 18, 2011 - JUNE 30, 2015

                       First Trust Europe        Defined Europe        S&P Europe        MSCI Europe
                        AlphaDEX(R) Fund             Index             BMI Index            Index
4/18/11                     $10,000                 $10,000             $10,000            $10,000
6/30/11                      10,265                  10,315              10,315             10,321
12/31/11                      7,547                   7,654               8,320              8,418
6/30/12                       7,650                   7,755               8,567              8,620
12/31/12                      9,206                   9,310              10,002             10,028
6/30/13                       9,672                   9,859              10,295             10,247
12/31/13                     12,091                  12,428              12,718             12,560
6/30/14                      12,802                  13,190              13,462             13,248
12/31/14                     11,016                  11,459              11,997             11,784
6/30/15                      11,724                  12,155              12,573             12,234
-----------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          69              60              21             3
1/1/12 - 12/31/12           71             110              49             1
1/1/13 - 12/31/13           70             152              22             1
1/1/14 - 12/31/14          147              25               1             0
1/1/15 - 6/30/15            71              28               1             0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          19               6               0             0
1/1/12 - 12/31/12           18               1               0             0
1/1/13 - 12/31/13            6               1               0             0
1/1/14 - 12/31/14           69               9               1             0
1/1/15 - 6/30/15            22               2               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

The First Trust Latin America AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Latin America Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FLN." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Latin America BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

On or about October 13, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Latin America Index (the "New Index"). The New Index is a modified equal dollar-weighted index calculated by The NASDAQ OMX Group, Inc., based on select securities from the NASDAQ Latin America Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, after the Fund changes to the New Index, the shares of the Fund will cease to be listed on NYSE Arca and instead will be listed and trade on The NASDAQ(R) Stock Market LLC. See Note 9 (Subsequent Events) in the Notes to Financial Statements for further information.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (4/18/11)    Inception (4/18/11)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                     -5.43%          -24.45%              -8.85%                -32.23%
Market Price                                            -4.93%          -23.97%              -8.85%                -32.24%

INDEX PERFORMANCE
Defined Latin America Index                             -4.78%          -23.80%              -7.55%                -28.10%
S&P Latin America BMI Index                             -7.50%          -24.17%             -10.07%                -35.96%
MSCI EM Latin America Index                             -6.38%          -23.41%             -10.19%                -36.34%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Staples                              21.7%
Materials                                     17.6
Utilities                                     15.7
Financials                                    15.5
Consumer Discretionary                        10.3
Energy                                         9.0
Industrials                                    4.5
Telecommunication Services                     4.2
Information Technology                         1.5
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Raia Drogasil S.A.                             4.6%
Lojas Renner S.A.                              4.1
JBS S.A.                                       3.8
Suzano Papel e Celulose S.A.
   (Preference Shares)                         3.7
Petroleo Brasileriro S.A. (Preference
   Shares)                                     3.4
Cia Paranaense de Energia (Preference
   Shares)                                     3.4
Ultrapar Participacoes S.A.                    3.3
Itause - Investimentos Itau S.A.
   (Preference Shares)                         3.2
Ternium S.A., ADR                              3.1
Porto Seguro S.A.                              3.0
                                             ------
    Total                                     35.6%
                                             ======

------------------------------------------------------------------------------------------------------------
                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       APRIL 18, 2011 - JUNE 30, 2015

                    First Trust Latin America       Defined Latin        S&P Latin America     MSCI EM Latin
                        AlphaDEX(R) Fund            America Index            BMI Index         America Index
4/18/11                      $10,000                   $10,000                $10,000             $10,000
6/30/11                       10,114                    10,154                 10,046              10,039
12/31/11                       8,359                     8,513                  8,185               8,236
6/30/12                        8,525                     8,699                  8,258               8,196
12/31/12                       9,474                     9,759                  9,127               8,949
6/30/13                        8,424                     8,774                  7,859               7,625
12/31/13                       8,510                     8,880                  7,938               7,754
6/30/14                        8,969                     9,434                  8,446               8,312
12/31/14                       7,165                     7,549                  6,924               6,801
6/30/15                        6,776                     7,188                  6,405               6,367
------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          31              80              42             3
1/1/12 - 12/31/12          151              73               3             2
1/1/13 - 12/31/13           85              41               8             0
1/1/14 - 12/31/14           79               0               0             0
1/1/15 - 6/30/15            51              31               1             0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          17               5               0             0
1/1/12 - 12/31/12           20               1               0             0
1/1/13 - 12/31/13          102              14               2             0
1/1/14 - 12/31/14          146              24               3             0
1/1/15 - 6/30/15            39               2               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

During the period covered by this report, the First Trust Brazil AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Brazil Index (the "Index"). Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Brazil Index (the "New Index"). Please see Note 9 (Subsequent Events) in the Notes to Financial Statements for more information. The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or the New Index, as applicable. During the period covered by this report, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The NASDAQ(R) Stock Market LLC under the ticker symbol "FBZ." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Brazil BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (4/18/11)    Inception (4/18/11)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                    -10.88%          -29.90%             -14.10%                -47.18%
Market Price                                           -11.04%          -30.02%             -14.19%                -47.41%

INDEX PERFORMANCE
Defined Brazil Index                                   -10.23%          -29.19%             -13.05%                -44.44%
S&P Brazil BMI Index                                    -9.92%          -30.40%             -14.39%                -47.93%
MSCI Brazil Index                                       -8.70%          -28.98%             -14.42%                -48.01%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    24.9%
Consumer Staples                              14.4
Material                                      13.6
Utilities                                     12.8
Industrials                                    9.6
Consumer Discretionary                         8.3
Telecommunication Services                     6.4
Energy                                         6.0
Health Care                                    3.2
Information Technology                         0.8
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Raia Drogasil S.A.                             5.1%
Suzano Papel e Celulose S.A.
   (Preference Shares)                         4.7
JBS S.A.                                       4.7
Petroleo Brasileiro S.A.. (Preference
   Shares)                                     4.1
Porto Seguro S.A.                              3.5
Itausa - Investimentos Itau S.A.
   (Preference Shares)                         3.4
Lojas Americanas S.A. (Preference
   Shares)                                     3.2
WEG S.A.                                       3.2
Cia de Saneamento Basico do Estado de
   Sao Paulo                                   3.1
Embraer S.A.                                   3.1
                                             ------
    Total                                     38.1%
                                             ======

---------------------------------------------------------------------------------------------------
                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   APRIL 18, 2011 - JUNE 30, 2015

            First Trust Brazil       Defined Brazil       S&P Brazil       MSCI Brazil
             AlphaDEX(R) Fund            Index            BMI Index           Index
4/18/11          $10,000                $10,000            $10,000           $10,000
6/30/11            9,884                  9,933              9,949             9,926
12/31/11           7,858                  7,946              7,929             7,887
6/30/12            7,907                  8,002              7,413             7,280
12/31/12           8,314                  8,512              8,180             7,890
6/30/13            6,918                  7,182              6,718             6,471
12/31/13           7,090                  7,327              6,824             6,624
6/30/14            7,535                  7,846              7,483             7,320
12/31/14           5,927                  6,189              5,782             5,694
6/30/15            5,282                  5,556              5,208             5,199
---------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          16              27              52            64
1/1/12 - 12/31/12           84              38              11             1
1/1/13 - 12/31/13          166              57               7             1
1/1/14 - 12/31/14          119              16               3             0
1/1/15 - 6/30/15            10               4               1             0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          14               4               1             0
1/1/12 - 12/31/12          107               8               1             0
1/1/13 - 12/31/13           16               3               2             0
1/1/14 - 12/31/14           98              10               5             1
1/1/15 - 6/30/15            45              62               2             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

During the period covered by this report, the First Trust China AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined China Index (the "Index"). Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) China Index (the "New Index"). Please see Note 9 (Subsequent Events) in the Notes to Financial Statements for more information. The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or the New Index, as applicable. During the period covered by this report, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The NASDAQ(R) Stock Market LLC under the ticker symbol "FCA." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P China BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (4/18/11)    Inception (4/18/11)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                     17.10%           24.19%             -0.71%                 -2.94%
Market Price                                            15.48%           23.44%             -0.86%                 -3.56%

INDEX PERFORMANCE
Defined China Index                                     17.94%           26.48%              0.33%                  1.41%
S&P China BMI Index                                     15.31%           23.09%              4.83%                 21.91%
MSCI China Index                                        14.65%           24.61%              4.84%                 21.98%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    44.0%
Industrials                                   13.1
Materials                                      9.3
Consumer Discretionary                         9.2
Telecommunication Services                     6.4
Information Technology                         5.4
Energy                                         5.0
Health Care                                    4.6
Utilities                                      3.0
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
China Hongqiao Group Ltd.                      4.1%
Geely Automobile Holdings Ltd.                 3.9
Chongqing Rural Commercial Bank Co.,
   Ltd., Class H                               3.8
Zhuzhou CSR Times Electric Co., Ltd.,
   Class H                                     3.8
China Resources Land Ltd.                      3.6
Evergrande Real Estate Group Ltd.              3.4
PICC Property & Casualty Co., Ltd.,
   Class H    3.4
People's Insurance Co., Group of China
   Ltd., Class H                               3.2
Sunac China Holdings Ltd.                      3.1
CNOOC Ltd.                                     3.1
                                             ------
    Total                                     35.4%
                                             ======

-------------------------------------------------------------------------------------
                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            APRIL 18, 2011 - JUNE 30, 2015

            First Trust China           Defined           S&P China        MSCI China
             AlphaDEX(R) Fund         China Index         BMI Index           Index
4/18/11          $10,000                $10,000            $10,000           $10,000
6/30/11            9,334                  9,279              9,446             9,583
12/31/11           6,692                  6,670              7,502             7,746
6/30/12            7,023                  6,935              7,764             8,048
12/31/12           8,568                  8,506              9,045             9,508
6/30/13            6,942                  7,022              8,322             8,463
12/31/13           8,428                  8,591              9,982             9,855
6/30/14            7,814                  8,015              9,903             9,789
12/31/14           8,287                  8,595             10,570            10,640
6/30/15            9,704                 10,137             12,188            12,199
-------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          32              35              36            16
1/1/12 - 12/31/12           84              49              16             4
1/1/13 - 12/31/13           64              31              16             0
1/1/14 - 12/31/14           76              56               8             2
1/1/15 - 6/30/15            30              22              14             5
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          31              20               7             1
1/1/12 - 12/31/12           70              23               4             0
1/1/13 - 12/31/13           54              51              33             3
1/1/14 - 12/31/14           72              31               7             0
1/1/15 - 6/30/15            36              13               4             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

During the period covered by this report, the First Trust Japan AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Japan Index (the "Index"). Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Japan Index (the "New Index"). Please see Note 9 (Subsequent Events) in the Notes to Financial Statements for more information. The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or the New Index, as applicable. During the period covered by this report, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The NASDAQ(R) Stock Market LLC under the ticker symbol "FJP." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Japan BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (4/18/11)    Inception (4/18/11)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                     12.50%           6.64%               6.85%                 32.07%
Market Price                                            11.86%           5.93%               6.74%                 31.50%

INDEX PERFORMANCE
Defined Japan Index                                     11.64%           7.37%               7.19%                 33.90%
S&P Japan BMI Index                                     13.46%           7.89%               8.37%                 40.18%
MSCI Japan Index                                        13.62%           8.31%               8.19%                 39.19%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        25.4%
Industrials                                   20.2
Materials                                     19.3
Information Technology                        14.1
Consumer Staples                               8.4
Telecommunication Services                     3.2
Utilities                                      2.6
Financials                                     2.5
Health Care                                    2.5
Energy                                         1.8
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Alps Electric Co., Ltd.                        2.4%
Nippon Telegraph & Telephone Corp.             2.1
Koito Manufacturing Co., Ltd.                  1.9
Sumitomo Electric Industries Ltd.              1.8
ITOCHU Corp.                                   1.8
Sumitomo Chemical Co., Ltd.                    1.8
NOK Corp.                                      1.8
Japan Airlines Co., Ltd.                       1.7
Minebea Co., Ltd.                              1.6
Yokohama Rubber (The) Co., Ltd.                1.6
                                             ------
    Total                                     18.5%
                                             ======

------------------------------------------------------------------------------------
                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           APRIL 18, 2011 - JUNE 30, 2015

            First Trust Japan       Defined Japan         S&P Japan       MSCI Japan
            AlphaDEX(R) Fund            Index             BMI Index         Index
4/18/11          $10,000               $10,000             $10,000         $10,000
6/30/11           10,724                10,567              10,350          10,315
12/31/11           9,534                 9,452               9,395           9,278
6/30/12            9,270                 9,136               9,671           9,569
12/31/12           9,096                 9,016              10,102          10,037
6/30/13           10,707                10,698              11,682          11,698
12/31/13          11,885                1,1972              12,780          12,764
6/30/14           12,385                12,469              12,992          12,851
12/31/14          11,740                11,993              12,354          12,251
6/30/15           13,208                13,389              14,017          13,920
------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          79              52               5             3
1/1/12 - 12/31/12          113              30               8             1
1/1/13 - 12/31/13           71              70              40             9
1/1/14 - 12/31/14           84              54               4             3
1/1/15 - 6/30/15            42              18               4             1
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          33               5               1             0
1/1/12 - 12/31/12           79              17               2             0
1/1/13 - 12/31/13           37              19               4             2
1/1/14 - 12/31/14           69              32               5             1
1/1/15 - 6/30/15            46              11               2             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

During the period covered by this report, the First Trust South Korea AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined South Korea Index (the "Index"). Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) South Korea Index (the "New Index"). Please see Note 9 (Subsequent Events) in the Notes to Financial Statements for more information. The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or the New Index, as applicable. During the period covered by this report, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The NASDAQ(R) Stock Market LLC under the ticker symbol "FKO." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P South Korea BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (4/18/11)    Inception (4/18/11)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                     10.22%           -4.96%             -1.96%                 -7.99%
Market Price                                            13.70%           -0.44%             -1.01%                 -4.18%

INDEX PERFORMANCE
Defined South Korea Index                               10.63%           -3.51%             -0.86%                 -3.58%
S&P South Korea BMI Index                                6.59%           -7.48%             -0.05%                 -0.21%
MSCI South Korea Index                                   0.41%          -14.24%             -2.31%                 -9.35%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   22.7%
Financials                                    17.3
Consumer Staples                              15.4
Consumer Discretionary                        14.9
Materials                                     11.1
Information Technology                         8.1
Utilities                                      5.4
Telecommunication Services                     4.4
Energy                                         0.7
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Korea Aerospace Industries, Ltd.               6.1%
CJ Corp.                                       4.6
Amorepacific Corp.                             4.6
AMOREPACIFIC Group                             3.4
Korea Electric Power Corp.                     3.3
Hyundai Steel Co.                              3.3
Dongbu Insurance Co., Ltd.                     3.1
LG Household & Health Care Ltd.                3.0
CJ Korea Express Co., Ltd.                     3.0
Samsung Electronics Co., Ltd.                  2.9
                                             ------
    Total                                     37.3%
                                             ======

-----------------------------------------------------------------------------------------------
                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 APRIL 18, 2011 - JUNE 30, 2015

            First Trust South Korea       Defined South       S&P South Korea       MSCI South
               AlphaDEX(R) Fund            Korea Index           BMI Index          Korea Index
4/18/11             $10,000                  $10,000              $10,000             $10,000
6/30/11              10,266                   10,241                9,969               9,922
12/31/11              7,729                    7,800                8,262               8,064
6/30/12               7,704                    7,694                8,614               8,488
12/31/12              9,067                    9,119                9,907               9,772
6/30/13               7,844                    8,022                8,749               8,498
12/31/13              9,660                    9,921               10,309              10,158
6/30/14               9,680                    9,993               10,785              10,569
12/31/14              8,347                    8,716                9,361               9,027
6/30/15               9,200                    9,643                9,978               9,064
-----------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          13               5               0             1
1/1/12 - 12/31/12           51              71              13             6
1/1/13 - 12/31/13           86              72              13             7
1/1/14 - 12/31/14           78              23               2             0
1/1/15 - 6/30/15            15               5               2            16
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          31              37              56            35
1/1/12 - 12/31/12           57              36              16             0
1/1/13 - 12/31/13           53              21               0             0
1/1/14 - 12/31/14          104              36               9             0
1/1/15 - 6/30/15            34              25              24             3

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

The First Trust Developed Markets Ex-US AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets Ex-US Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FDT." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Developed Markets Ex-US BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

On or about October 13, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Developed Markets Ex-US Index (the "New Index"). The New Index is a modified equal dollar-weighted index calculated by The NASDAQ OMX Group, Inc., based on select securities from the NASDAQ Developed ex United States Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, after the Fund changes to the New Index, the shares of the Fund will cease to be listed on NYSE Arca and instead will be listed and trade on The NASDAQ(R) Stock Market LLC. See Note 9 (Subsequent Events) in the Notes to Financial Statements for further information.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (4/18/11)    Inception (4/18/11)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                     8.50%            -2.36%              2.67%                 11.72%
Market Price                                            8.16%            -2.69%              2.70%                 11.86%

INDEX PERFORMANCE
Defined Developed Markets Ex-US Index                   8.07%            -1.58%              3.53%                 15.68%
S&P Developed Markets Ex-US BMI Index                   5.20%            -4.78%              4.54%                 20.50%
MSCI World Ex-US Index                                  4.34%            -5.28%              4.47%                 20.18%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        21.2%
Financials                                    18.9
Industrials                                   15.9
Materials                                     13.0
Consumer Staples                               8.2
Information Technology                         7.2
Energy                                         5.4
Health Care                                    5.0
Utilities                                      3.0
Telecommunication Services                     2.2
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Hanssem Co., Ltd.                              0.8%
Kose Corp.                                     0.8
Alps Electric Co., Ltd.                        0.7
Gamesa Corp. Tecnologica S.A.                  0.7
Haseko Corp.                                   0.7
Dialog Semiconductor PLC                       0.7
NTN Corp.                                      0.7
Sompo Japan Nipponkoa Holdings, Inc.           0.7
Sumitomo Chemical Co., Ltd.                    0.6
CK Hutchison Holdings Ltd.                     0.6
                                             ------
    Total                                      7.0%
                                             ======

-----------------------------------------------------------------------------------------------------------
                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       APRIL 18, 2011 - JUNE 30, 2015

                  First Trust
            Developed Markets Ex-US        Defined Developed        S&P Developed Markets       MSCI World
               AlphaDEX(R) Fund           Markets Ex-US Index          Ex-US BMI Index          Ex-US Index
4/18/11             $10,000                     $10,000                    $10,000               $10,000
6/30/11              10,218                      10,215                     10,173                10,192
12/31/11              7,908                       7,970                      8,476                 8,545
6/30/12               7,951                       7,996                      8,701                 8,753
12/31/12              9,249                       9,315                      9,900                 9,948
6/30/13               9,465                       9,622                     10,160                10,247
12/31/13             10,951                      11,233                     11,966                12,039
6/30/14              11,442                      11,755                     12,652                12,689
12/31/14             10,297                      10,704                     11,453                11,519
6/30/15              11,172                      11,568                     12,049                12,019
-----------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          48              26               9             1
1/1/12 - 12/31/12          133              59              12             0
1/1/13 - 12/31/13          132              77               5             0
1/1/14 - 12/31/14          103              59               3             0
1/1/15 - 6/30/15            75              33               1             0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          52              39               3             0
1/1/12 - 12/31/12           40               6               0             0
1/1/13 - 12/31/13           30               8               0             0
1/1/14 - 12/31/14           70              17               0             0
1/1/15 - 6/30/15            15               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

The First Trust Emerging Markets AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEM." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Emerging Markets BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

On or about October 13, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Emerging Markets Index (the "New Index"). The New Index is a modified equal dollar-weighted index calculated by The NASDAQ OMX Group, Inc., based on select securities from the NASDAQ Emerging Markets Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, after the Fund changes to the New Index, the shares of the Fund will cease to be listed on NYSE Arca and instead will be listed and trade on The NASDAQ(R) Stock Market LLC. See Note 9 (Subsequent Events) in the Notes to Financial Statements for further information.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (4/18/11)    Inception (4/18/11)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                     8.19%            -5.82%             -3.15%                 -12.59%
Market Price                                            7.16%            -6.62%             -3.35%                 -13.35%

INDEX PERFORMANCE
Defined Emerging Markets Index                          8.19%            -4.76%             -2.10%                  -8.51%
S&P Emerging Markets BMI Index                          3.66%            -3.05%             -1.01%                  -4.17%
MSCI Emerging Markets Index                             2.95%            -5.12%             -1.65%                  -6.75%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    25.0%
Energy                                        15.0
Materials                                     14.6
Industrials                                   12.1
Information Technology                         9.5
Consumer Staples                               7.4
Utilities                                      6.3
Telecommunication Services                     5.1
Consumer Discretionary                         5.0
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
China Hongqiao Group Ltd.                      1.7%
Raia Drogasil S.A.                             1.6
People's Insurance Co., Group of China
   Ltd., Class H                               1.4
Rostelecom OJSC                                1.3
JBS S.A.                                       1.3
Evergrande Real Estate Group Ltd.              1.3
Suzano Papel e Celulose S.A.
   (Preference Shares)                         1.2
China Resources Land Ltd.                      1.2
Yangzijiang Shipbuilding Holdings Ltd.         1.2
AK Transneft OAO (Preference Shares)           1.2
                                             ------
    Total                                     13.4%
                                             ======

-----------------------------------------------------------------------------------------------------
                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                         APRIL 18, 2011 - JUNE 30, 2015

              First Trust
            Emerging Markets         Defined Emerging           S&P Emerging            MSCI Emerging
            AlphaDEX(R) Fund          Markets Index           Markets BMI Index         Markets Index
4/18/11         $10,000                  $10,000                   $10,000                 $10,000
6/30/11           9,787                    9,770                     9,888                   9,945
12/31/11          7,678                    7,729                     7,895                   8,042
6/30/12           8,052                    8,125                     8,253                   8,358
12/31/12          9,293                    9,427                     9,355                   9,507
6/30/13           8,423                    8,651                     8,636                   8,597
12/31/13          8,981                    9,251                     9,213                   9,259
6/30/14           9,280                    9,606                     9,887                   9,828
12/31/14          8,079                    8,457                     9,247                   9,057
6/30/15           8,741                    9,150                     9,585                   9,324
-----------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          31              60              57             5
1/1/12 - 12/31/12          105              72              14             1
1/1/13 - 12/31/13          100              60              12             1
1/1/14 - 12/31/14           95              57               4             0
1/1/15 - 6/30/15            15               3               0             0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11          12              12               1             0
1/1/12 - 12/31/12           47              10               1             0
1/1/13 - 12/31/13           50              24               5             0
1/1/14 - 12/31/14           61              33               2             0
1/1/15 - 6/30/15            51              51               4             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

During the period covered by this report, the First Trust Germany AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index call the Defined Germany Index (the "Index"). Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Germany Index (the "New Index"). Please see Note 9 (Subsequent Events) in the Notes to Financial Statements for more information. The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or the New Index, as applicable. During the period covered by this report, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The NASDAQ(R) Stock Market LLC under the ticker symbol "FGM." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Germany BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (2/14/12)    Inception (2/14/12)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                     5.53%            -9.13%              8.96%                 33.58%
Market Price                                            6.67%            -8.34%              9.16%                 34.41%

INDEX PERFORMANCE
Defined Germany Index                                   3.76%            -9.79%              8.91%                 33.38%
S&P Germany BMI Index                                   2.61%            -9.27%              9.88%                 37.39%
MSCI Germany Index                                      2.23%            -9.54%              9.67%                 36.53%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        27.3%
Industrials                                   18.2
Financials                                    15.9
Materials                                     15.8
Information Technology                         8.0
Health Care                                    7.6
Consumer Staples                               3.8
Telecommunication Services                     2.8
Utilities                                      0.6
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
K+S AG                                         6.3%
Daimler AG                                     4.5
Krones AG                                      4.4
Volkswagen AG (Preference Shares)              4.3
Porsche Automobil Holding SE
   (Preference Shares)                         4.3
LEG Immobilien AG                              3.8
Suedzucker AG                                  3.8
HeidelbergCement AG                            3.7
Fresenius Medical Care AG & Co. KGaA           3.6
Axel Springer SE                               3.6
                                             ------
    Total                                     42.3%
                                             ======

-------------------------------------------------------------------------------------------
                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             FEBRUARY 14, 2012 - JUNE 30, 2015

            First Trust Germany       Defined Germany       S&P Germany       MSCI Germany
             AlphaDEX(R) Fund              Index             BMI Index           Index
2/14/12           $10,000                 $10,000             $10,000           $10,000
6/30/12             9,157                   9,132               9,197             9,174
12/31/12           11,309                  11,243              11,304            11,342
6/30/13            11,312                  11,323              11,668            11,670
12/31/13           14,319                  14,428              14,857            14,900
6/30/14            14,701                  14,786              15,141            15,095
12/31/14           12,659                  12,855              13,389            13,358
6/30/15            13,359                  13,338              13,738            13,656
-------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         116              45               4             1
1/1/13 - 12/31/13          163              35               2             0
1/1/14 - 12/31/14          130               9               0             0
1/1/15 - 6/30/15            80               5               0             0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12          45               8               1             0
1/1/13 - 12/31/13           49               3               0             0
1/1/14 - 12/31/14          106               7               0             0
1/1/15 - 6/30/15            37               2               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

During the period covered by this report, the First Trust Canada AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Canada Index (the "Index"). Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Canada Index (the "New Index"). Please see Note 9 (Subsequent Events) in the Notes to Financial Statements for more information. The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or the New Index, as applicable. During the period covered by this report, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015 the shares of the Fund are listed and trade on The NASDAQ(R) Stock Market LLC under the ticker symbol "FCAN." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Canada BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (2/14/12)    Inception (2/14/12)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                     -5.90%          -22.29%              1.21%                  4.14%
Market Price                                            -5.94%          -22.66%              1.13%                  3.86%

INDEX PERFORMANCE
Defined Canada Index                                    -5.78%          -21.90%              1.87%                  6.46%
S&P Canada BMI Index                                    -6.61%          -17.03%              0.10%                  0.32%
MSCI Canada Index                                       -6.91%          -15.32%              0.97%                  3.31%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Energy                                        27.5%
Consumer Discretionary                        16.7
Consumer Staples                              16.4
Materials                                     14.4
Financials                                    12.8
Industrials                                    5.2
Information Technology                         4.2
Utilities                                      1.4
Health Care                                    1.4
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Hudson's Bay Co.                               4.7%
Alimentation Couche-Tard, Inc.,
   Class B                                     4.5
Metro, Inc.                                    4.4
Baytex Energy Corp.                            4.1
George Weston Ltd.                             4.0
CCL Industries, Inc., Class B                  4.0
Canadian Oil Sands Ltd.                        4.0
Canadian Natural Resources Ltd.                3.9
Linamar Corp.                                  3.8
Magna International, Inc.                      3.7
                                             ------
    Total                                     41.1%
                                             ======

-------------------------------------------------------------------------------------
                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          FEBRUARY 14, 2012 - JUNE 30, 2015

            First Trust Canada         Defined          S&P Canada        MSCI Canada
             AlphaDEX(R) Fund        Canada Index       BMI Index            Index
2/14/12          $10,000               $10,000           $10,000            $10,000
6/30/12            9,358                 9,369             9,194              9,312
12/31/12          10,726                10,768            10,213             10,351
6/30/13           11,210                11,272             9,499              9,662
12/31/13          12,415                12,566            10,752             10,934
6/30/14           13,402                13,630            12,091             12,201
12/31/14          11,067                11,298            10,743             11,098
6/30/15           10,414                10,645            10,033             10,331
-------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         150              13              27             1
1/1/13 - 12/31/13          187              12               0             0
1/1/14 - 12/31/14          159               4               0             0
1/1/15 - 6/30/15            46               0               0             0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12          28               1               0             0
1/1/13 - 12/31/13           50               3               0             0
1/1/14 - 12/31/14           88               0               1             0
1/1/15 - 6/30/15            78               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

During the period covered by this report, the First Trust Australia AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Australia Index (the "Index"). Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Australia Index (the "New Index"). Please see Note 9 (Subsequent Events) in the Notes to Financial Statements for more information. The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or the New Index, as applicable. During the period covered by this report, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The NASDAQ(R) Stock Market LLC under the ticker symbol "FAUS." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Australia BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (2/14/12)    Inception (2/14/12)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                      2.23%           -6.68%              3.69%                 13.00%
Market Price                                             1.51%           -7.75%              3.47%                 12.19%

INDEX PERFORMANCE
Defined Australia Index                                  1.31%           -6.60%              4.10%                 14.54%
S&P Australia BMI Index                                 -3.45%          -15.05%              1.07%                  3.67%
MSCI Australia Index                                    -3.28%          -14.19%              2.70%                  9.39%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    22.1%
Materials                                     20.9
Health Care                                   15.1
Industrials                                   14.4
Energy                                        11.1
Utilities                                      5.8
Telecommunication Services                     5.1
Consumer Discretionary                         4.7
Consumer Staples                               0.8
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Qantas Airways Ltd.                            5.5%
AGL Energy Ltd.                                4.9
Scentre Group                                  4.5
Federation Centres                             4.3
CIMIC Group Ltd.                               4.1
Caltex Australia Ltd.                          3.9
Lend Lease Group                               3.9
Orica Ltd.                                     3.8
Ramsay Health Care Ltd.                        3.6
Ansell Ltd.                                    3.6
                                             ------
    Total                                     42.1%
                                             ======

--------------------------------------------------------------------------------------------------
                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                FEBRUARY 14, 2012 - JUNE 30, 2015

            First Trust Australia       Defined Australia       S&P Australia       MSCI Australia
              AlphaDEX(R) Fund                Index               BMI Index             Index
2/14/12            $10,000                   $10,000               $10,000             $10,000
6/30/12              9,414                     9,374                 9,377               9,525
12/31/12            10,959                    10,895                10,991              11,242
6/30/13             10,075                    10,172                10,112              10,553
12/31/13            10,893                    11,013                11,244              11,711
6/30/14             12,109                    12,262                12,203              12,749
12/31/14            11,053                    11,304                10,737              11,312
6/30/15             11,299                    11,452                10,367              10,941
--------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12          94              73               9             2
1/1/13 - 12/31/13          108              66               4             0
1/1/14 - 12/31/14          131              15               0             0
1/1/15 - 6/30/15            59              10               0             0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12          34               8               0             0
1/1/13 - 12/31/13           62              12               0             0
1/1/14 - 12/31/14           96               9               1             0
1/1/15 - 6/30/15            43              12               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

During the period covered by this report, the First Trust United Kingdom AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined United Kingdom Index (the "Index"). Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) United Kingdom Index (the "New Index"). Please see Note 9 (Subsequent Events) in the Notes to Financial Statements for more information. The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or the New Index, as applicable. During the period covered by this report, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The NASDAQ(R) Stock Market LLC under the ticker symbol "FKU." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P United Kingdom BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (2/14/12)    Inception (2/14/12)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                     11.12%            4.36%             14.52%                 57.98%
Market Price                                            12.00%            4.59%             14.74%                 59.00%

INDEX PERFORMANCE
Defined United Kingdom Index                            11.21%            5.93%             16.04%                 65.21%
S&P United Kingdom BMI Index                             3.70%           -6.06%              8.85%                 33.11%
MSCI United Kingdom Index                                2.00%           -8.24%              7.01%                 25.67%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    30.4%
Consumer Discretionary                        26.8
Industrials                                   20.2
Materials                                      6.1
Energy                                         4.4
Health Care                                    3.4
Consumer Staples                               2.9
Information Technology                         2.5
Telecommunication Services                     2.2
Utilities                                      1.1
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Taylor Wimpey PLC                              2.9%
Barratt Developments PLC                       2.8
Persimmon PLC                                  2.7
Bellway PLC                                    2.6
Royal Mail PLC                                 2.5
Playtech PLC                                   2.5
Derwent London PLC                             2.4
Shaftesbury PLC                                2.4
Great Portland Estates PLC                     2.2
Land Securities Group PLC                      2.2
                                             ------
    Total                                     25.2%
                                             ======

-------------------------------------------------------------------------------------------------------
                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       FEBRUARY 14, 2012 - JUNE 30, 2015

            First Trust United Kingdom      Defined United       S&P United Kingdom         MSCI United
                 AlphaDEX(R) Fund           Kingdom Index            BMI Index             Kingdom Index
2/14/12              $10,000                   $10,000                $10,000                 $10,000
6/30/12                9,737                     9,761                  9,718                   9,678
12/31/12              11,617                    11,622                 10,945                  10,792
6/30/13               11,954                    12,115                 11,108                  10,821
12/31/13              14,890                    15,237                 13,511                  13,022
6/30/14               15,136                    15,595                 14,168                  13,695
12/31/14              14,216                    14,854                 12,835                  12,320
6/30/15               15,797                    16,519                 13,310                  12,566
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12          87             100              21             1
1/1/13 - 12/31/13           96             125              14             0
1/1/14 - 12/31/14          118             102               5             0
1/1/15 - 6/30/15            58              48               3             0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12           9               2               0             0
1/1/13 - 12/31/13           17               0               0             0
1/1/14 - 12/31/14           25               2               0             0
1/1/15 - 6/30/15            14               1               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

During the period covered by this report, the First Trust Taiwan AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Taiwan Index (the "Index"). Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Taiwan Index (the "New Index"). Please see Note 9 (Subsequent Events) in the Notes to Financial Statements for more information. The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or the New Index, as applicable. During the period covered by this report, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The NASDAQ(R) Stock Market LLC under the ticker symbol "FTW." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Taiwan BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (2/14/12)    Inception (2/14/12)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                     4.64%             1.07%              8.87%                 33.21%
Market Price                                            3.74%             0.22%              8.56%                 31.91%

INDEX PERFORMANCE
Defined Taiwan Index                                    4.27%             1.92%             10.04%                 38.13%
S&P Taiwan BMI Index                                    3.78%            -1.10%              6.72%                 24.52%
MSCI Taiwan Index                                       5.01%             2.98%              8.00%                 29.65%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        58.8%
Financials                                    17.2
Materials                                      8.7
Consumer Discretionary                         7.8
Industrials                                    4.3
Telecommunication Services                     2.5
Consumer Staples                               0.7
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Pegatron Corp.                                 5.1%
Fubon Financial Holding Co., Ltd.              5.0
Innolux Corp.                                  4.3
Far Eastern New Century Corp.                  4.3
Hermes Microvision, Inc.                       4.1
Lite-On Technology Corp.                       4.1
Catcher Technology Co., Ltd.                   3.9
United Microelectronics Corp.                  3.7
Advanced Semiconductor Engineering, Inc.       3.6
AU Optronics Corp.                             3.5
                                             ------
    Total                                     41.6%
                                             ======

----------------------------------------------------------------------------------------
                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           FEBRUARY 14, 2012 - JUNE 30, 2015

            First Trust Taiwan       Defined Taiwan         S&P Taiwan       MSCI Taiwan
             AlphaDEX(R) Fund            Index              BMI Index           Index
2/14/12          $10,000                $10,000              $10,000           $10,000
6/30/12            9,263                  9,200                9,129             9,195
12/31/12          10,070                 10,111               10,158            10,353
6/30/13           10,323                 10,481               10,365            10,496
12/31/13          11,057                 11,297               11,406            11,291
6/30/14           13,180                 13,553               12,591            12,591
12/31/14          12,731                 13,248               11,999            12,348
6/30/15           13,322                 13,814               12,453            12,967
----------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12          70              74              30             1
1/1/13 - 12/31/13           75              45              12             2
1/1/14 - 12/31/14           88              27               3             0
1/1/15 - 6/30/15            26               8               0             0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12          36               8               0             1
1/1/13 - 12/31/13           78              33               6             1
1/1/14 - 12/31/14           87              37               7             3
1/1/15 - 6/30/15            42              42               6             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

During the period covered by this report, the First Trust Hong Kong AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Hong Kong Index (the "Index"). Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Hong Kong Index (the "New Index"). Please see Note 9 (Subsequent Events) in the Notes to Financial Statements for more information. The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or the New Index, as applicable. During the period covered by this report, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The NASDAQ(R) Stock Market LLC under the ticker symbol "FHK." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Hong Kong BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (2/14/12)    Inception (2/14/12)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                      5.69%            6.89%             11.54%                 44.53%
Market Price                                             6.12%            6.75%             11.53%                 44.50%

INDEX PERFORMANCE
Defined Hong Kong Index                                  5.69%            8.05%             12.69%                 49.67%
S&P Hong Kong BMI Index                                 11.18%            9.76%             10.69%                 40.83%
MSCI Hong Kong Index                                    11.90%           12.39%             12.23%                 47.59%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    53.5%
Industrials                                   12.0
Consumer Discretionary                        10.8
Utilities                                     10.5
Telecommunication Services                     6.5
Materials                                      4.4
Information Technology                         2.3
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Goldin Financial Holdings Ltd.                 5.4%
CK Hutchison Holdings Ltd.                     4.6
Kerry Properties Ltd.                          4.4
Henderson Land Development Co., Ltd.           4.4
Fosun International Ltd.                       4.4
Sun Hung Kai Properties Ltd.                   4.3
Hysan Development Co., Ltd.                    3.9
Power Assets Holdings Ltd.                     3.8
Link REIT                                      3.8
Cathay Pacific Airways Ltd.                    3.7
                                             ------
    Total                                     42.7%
                                             ======

-----------------------------------------------------------------------------------------
                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            FEBRUARY 14, 2012 - JUNE 30, 2015

            First Trust Hong Kong       Defined Hong       S&P Hong Kong       MSCI Hong
              AlphaDEX(R) Fund           Kong Index          BMI Index         Kong Index
2/14/12            $10,000                $10,000             $10,000           $10,000
6/30/12              9,573                  9,507               9,375             9,502
12/31/12            11,759                 11,734              11,132            11,299
6/30/13             11,586                 11,777              11,006            11,154
12/31/13            13,455                 13,736              12,316            12,553
6/30/14             13,520                 13,851              12,830            13,133
12/31/14            13,674                 14,161              12,666            13,191
6/30/15             14,452                 14,967              14,082            14,761
-----------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12          64              70              31             1
1/1/13 - 12/31/13           94              56              14             2
1/1/14 - 12/31/14           76              81              24             1
1/1/15 - 6/30/15            38              52               9             2
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12          43              11               0             0
1/1/13 - 12/31/13           51              31               3             1
1/1/14 - 12/31/14           45              19               6             0
1/1/15 - 6/30/15            11               8               4             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

During the period covered by this report, the First Trust Switzerland AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Switzerland Index (the "Index"). Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Switzerland Index (the "New Index"). Please see Note 9 (Subsequent Events) in the Notes to Financial Statements for more information. The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or the New Index, as applicable. During the period covered by this report, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The NASDAQ(R) Stock Market LLC under the ticker symbol "FSZ." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Switzerland BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (2/14/12)    Inception (2/14/12)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                     6.74%            -5.53%             11.36%                 43.73%
Market Price                                            7.18%            -5.35%             11.43%                 44.06%

INDEX PERFORMANCE
Defined Switzerland Index                               6.48%            -4.80%             12.04%                 46.76%
S&P Switzerland BMI Index                               6.35%             0.10%             13.90%                 55.11%
MSCI Switzerland Index                                  5.80%            -1.15%             13.27%                 52.22%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    33.0%
Industrials                                   23.7
Materials                                     14.5
Health Care                                   13.9
Consumer Staples                               6.6
Consumer Discretionary                         4.9
Telecommunication Services                     3.4
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Swiss Re AG                                    4.2%
Kuehne + Nagel International AG                3.9
Julius Baer Group Ltd.                         3.9
Zurich Insurance Group AG                      3.9
Sulzer AG                                      3.8
Givaudan S.A.                                  3.8
Helvetia Holding AG                            3.8
Baloise Holding AG                             3.8
Flughafen Zuerich AG                           3.7
Swatch Group AG                                3.5
                                             ------
    Total                                     38.3%
                                             ======

----------------------------------------------------------------------------------------------------------
                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    FEBRUARY 14, 2012 - JUNE 30, 2015

            First Trust Switzerland       Defined Switzerland       S&P Switzerland       MSCI Switzerland
               AlphaDEX(R) Fund                  Index                 BMI Index               Index
2/14/12             $10,000                     $10,000                 $10,000               $10,000
6/30/12               9,444                       9,432                   9,760                 9,769
12/31/12             11,004                      10,977                  11,338                11,374
6/30/13              11,808                      11,869                  12,563                12,616
12/31/13             14,183                      14,378                  14,458                14,401
6/30/14              15,216                      15,416                  15,495                15,399
12/31/14             13,466                      13,782                  14,585                14,389
6/30/15              14,374                      14,675                  15,511                15,224
----------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         137              36               2             0
1/1/13 - 12/31/13          165              13               1             0
1/1/14 - 12/31/14          152              30               0             0
1/1/15 - 6/30/15            84              12               0             0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12          41               4               0             0
1/1/13 - 12/31/13           68               5               0             0
1/1/14 - 12/31/14           66               3               1             0
1/1/15 - 6/30/15            24               3               1             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

The First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets ex-US Small Cap Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FDTS." The Fund commenced trading on February 16, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Developed Markets ex-US Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

On or about October 13, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Developed Markets Ex-US Small Cap Index (the "New Index"). The New Index is a modified equal dollar-weighted index calculated by The NASDAQ OMX Group, Inc., based on select securities from the NASDAQ Developed Markets Ex-US Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, after the Fund changes to the New Index, the shares of the Fund will cease to be listed on NYSE Arca and instead will be listed and trade on The NASDAQ(R) Stock Market LLC. See Note 9 (Subsequent Events) in the Notes to Financial Statements for further information.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (2/15/12)    Inception (2/15/12)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                     11.69%           -4.57%              7.36%                 27.03%
Market Price                                            11.96%           -4.76%              7.38%                 27.13%

INDEX PERFORMANCE
Defined Developed Markets Ex-US Small Cap Index         11.66%           -3.46%              8.76%                 32.69%
S&P Developed Markets Ex-US Small Cap Index              8.97%           -1.97%             10.41%                 39.62%
MSCI World ex US Small Cap Index                         8.36%           -3.96%              9.48%                 35.71%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
(CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        21.3%
Industrials                                   16.7
Materials                                     15.3
Financials                                    13.2
Consumer Staples                               8.9
Information Technology                         8.4
Energy                                         8.3
Health Care                                    6.5
Utilities                                      0.9
Telecommunication Services                     0.5
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Norbert Dentressangle S.A.                     0.6%
Evolution Mining Ltd.                          0.5
Kusuri No Aoki Co., Ltd.                       0.5
Prosafe SE                                     0.5
Tokyu Construction Co., Ltd.                   0.5
zooplus AG                                     0.5
PER Aarsleff A.S., Class B                     0.5
Morinaga & Co., Ltd.                           0.5
Mitsuba Corp.                                  0.5
Granite Oil Corp.                              0.5
                                             ------
   Total                                       5.1%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   FEBRUARY 15, 2012 - JUNE 30, 2015

             First Trust Developed        Defined Developed       S&P Developed
            Markets Ex-US Small Cap         Markets Ex-US         Markets Ex-US        MSCI World Ex-US
               AlphaDEX(R) Fund            Small Cap Index        SmallCap Index       Small Cap Index
2/15/12             $10,000                    $10,000               $10,000               $10,000
6/30/12               8,976                      8,930                 9,318                 9,258
12/31/12             10,352                     10,311                10,604                10,538
6/30/13              10,509                     10,625                11,001                10,907
12/31/13             12,686                     13,056                13,315                13,231
6/30/14              13,310                     13,800                14,242                14,129
12/31/14             11,372                     11,933                12,814                12,523
6/30/15              12,701                     13,270                13,963                13,570
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 16, 2012 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/16/12 - 12/31/12          35               9               4             0
1/1/13 - 12/31/13          104              38               2             0
1/1/14 - 12/31/14          107             105               4             1
1/1/15 - 6/30/15            18              10               0             0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/16/12 - 12/31/12          82              84               2             3
1/1/13 - 12/31/13           77              30               1             0
1/1/14 - 12/31/14           29               5               1             0
1/1/15 - 6/30/15            77              18               1             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

The First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Small Cap Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEMS." The Fund commenced trading on February 16, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Emerging Markets Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

On or about October 13, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Emerging Markets Small Cap Index (the "New Index"). The New Index is a modified equal dollar-weighted index calculated by The NASDAQ OMX Group, Inc., based on select securities from the NASDAQ Emerging Markets Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, after the Fund changes to the New Index, the shares of the Fund will cease to be listed on NYSE Arca and instead will be listed and trade on The NASDAQ(R) Stock Market LLC. See Note 9 (Subsequent Events) in the Notes to Financial Statements for further information.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                    6 Months Ended    1 Year Ended    Inception (2/15/12)    Inception (2/15/12)
                                                       6/30/15          6/30/15           to 6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                     5.74%            -4.80%              6.28%                 22.78%
Market Price                                            5.15%            -5.17%              5.94%                 21.45%

INDEX PERFORMANCE
Defined Emerging Markets Small Cap Index                6.88%            -2.17%              7.91%                 29.23%
S&P Emerging Markets Small Cap Index                    4.79%            -5.09%              2.94%                 10.25%
MSCI Emerging Markets Small Cap Index                   8.25%             0.34%              3.90%                 13.76%
--------------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    21.1%
Information Technology                        19.2
Materials                                     17.1
Consumer Discretionary                        15.5
Industrials                                   10.5
Utilities                                      8.7
Consumer Staples                               3.3
Energy                                         2.5
Telecommunication Services                     1.1
Health Care                                    1.0
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Tipco Asphalt PCL                              1.7%
China Dongxiang Group Co.                      1.2
Maoye International Holdings Ltd.              1.2
Xiamen International Port Co., Ltd.            1.1
Swancor Ind Co., Ltd.                          1.1
Taiwan Life Insurance Co., Ltd.                1.0
Cashbuild Ltd.                                 1.0
Koza Anadolu Metal Madencilik
   Isletmeleri A.S.                            1.0
Zall Development Group Ltd.                    1.0
Inter Rao Ues OAO                              0.9
                                             ------
    Total                                     11.2%
                                             ======

---------------------------------------------------------------------------------------------------
                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 FEBRUARY 15, 2012 - JUNE 30, 2015

            First Trust Emerging       Defined Emerging         S&P Emerging         MSCI Emerging
             Markets Small Cap          Markets Small         Markets Small Cap      Markets Small
              AlphaDEX(R) Fund            Cap Index                 Index              Cap Index
2/15/12           $10,000                  $10,000                 $10,000              $10,000
6/30/12             8,991                    8,898                   9,016                9,037
12/31/12           11,556                   11,512                  10,563               10,297
6/30/13            11,559                   11,703                  10,069                9,928
12/31/13           12,209                   12,409                  10,718               10,404
6/30/14            12,898                   13,211                  11,616               11,338
12/31/14           11,613                   12,092                  10,521               10,509
6/30/15            12,280                   12,924                  11,025               11,376
---------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 16, 2012 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/16/12 - 12/31/12          94              83              12             0
1/1/13 - 12/31/13           66              86              44             3
1/1/14 - 12/31/14           71              69              21             0
1/1/15 - 6/30/15            13              11               1             0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/16/12 - 12/31/12          25               5               0             0
1/1/13 - 12/31/13           34              12               6             1
1/1/14 - 12/31/14           41              38              12             0
1/1/15 - 6/30/15            50              37              12             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)

The First Trust Eurozone AlphaDEX(R) ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the NASDAQ AlphaDEX(R) Eurozone Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and traded on the NASDAQ Stock Market LLC under the ticker symbol "FEUZ." The Fund commenced trading on October 22, 2014.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Eurozone Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------
                                                                           CUMULATIVE
                                                                         TOTAL RETURNS
                                                    6 Months Ended    Inception (10/21/14)
                                                       6/30/15             to 6/30/15
FUND PERFORMANCE
NAV                                                     6.30%                7.51%
Market Price                                            6.63%                7.73%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Eurozone Index                       6.08%                8.19%
NASDAQ Eurozone Index                                   4.39%                5.64%
MSCI EMU Index                                          3.89%                5.24%
------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        18.3%
Industrials                                   15.3
Financials                                    13.4
Utilities                                     12.4
Materials                                     11.7
Energy                                         7.1
Telecommunication Services                     5.9
Consumer Staples                               5.7
Health Care                                    5.6
Information Technology                         4.6
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Gamesa Corp. Tecnologica S.A.                  1.4%
Dialog Semiconductor PLC                       1.3
Renault S.A.                                   1.3
Voestalpine AG                                 1.3
Telecom Italia S.p.A.                          1.2
Sofina S.A..                                   1.2
Almirall S.A.                                  1.2
Fresenius SE & Co. KGaA                        1.2
Randstad Holding N.V.                          1.2
Finmeccanica S.p.A.                            1.2
                                             ------
    Total                                     12.5%
                                             ======

----------------------------------------------------------------------------------------------
                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               OCTOBER 21, 2014 - JUNE 30, 2015

            First Trust Eurozone       NASDAQ AlphaDEX(R)       NASDAQ Eurozone       MSCI EMU
              AlphaDEX(R) Fund           Eurozone Index              Index             Index
10/21/14          $10,000                   $10,000                 $10,000           $10,000
12/31/14           10,114                    10,199                  10,120            10,130
6/30/15            10,751                    10,819                  10,564            10,524
----------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 22, 2014 (commencement of trading) through June 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
10/22/14 - 12/31/14         18              19               0             0
1/1/15 - 6/30/15            38               1               0             0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
10/22/14 - 12/31/14          8               4               0             0
1/1/15 - 6/30/15            63              20               2             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after their inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2015 (UNAUDITED)

As a shareholder of First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust United Kingdom AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund, First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund, First Trust Emerging Markets Small Cap AlphaDEX(R) Fund and First Trust Eurozone AlphaDEX(R) ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                  JANUARY 1, 2015      JUNE 30, 2015         PERIOD            PERIOD (a)
---------------------------------------------------------------------------------------------------------------------------

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
Actual                                               $1,000.00           $1,107.80            0.80%               $4.18
Hypothetical (5% return before expenses)             $1,000.00           $1,020.83            0.80%               $4.01

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
Actual                                               $1,000.00           $1,064,30            0.80%               $4.09
Hypothetical (5% return before expenses)             $1,000.00           $1,020.83            0.80%               $4.01

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
Actual                                               $1,000.00           $  945.70            0.80%               $3.86
Hypothetical (5% return before expenses)             $1,000.00           $1,020.83            0.80%               $4.01

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
Actual                                               $1,000.00           $  891.20            0.82%               $3.85
Hypothetical (5% return before expenses)             $1,000.00           $1,020.73            0.82%               $4.11

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
Actual                                               $1,000.00           $1,171.00            0.80%               $4.31
Hypothetical (5% return before expenses)             $1,000.00           $1,020.83            0.80%               $4.01

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
Actual                                               $1,000.00           $1,125.00            0.80%               $4.22
Hypothetical (5% return before expenses)             $1,000.00           $1,020.83            0.80%               $4.01

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
Actual                                               $1,000.00           $1,102.20            0.80%               $4.17
Hypothetical (5% return before expenses)             $1,000.00           $1,020.83            0.80%               $4.01

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                  JANUARY 1, 2015      JUNE 30, 2015         PERIOD            PERIOD (a)
---------------------------------------------------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
Actual                                               $1,000.00           $1,085.00            0.80%               $4.14
Hypothetical (5% return before expenses)             $1,000.00           $1,020.83            0.80%               $4.01

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
Actual                                               $1,000.00           $1,081.90            0.80%               $4.13
Hypothetical (5% return before expenses)             $1,000.00           $1,020.83            0.80%               $4.01

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
Actual                                               $1,000.00           $1,055.30            0.80%               $4.08
Hypothetical (5% return before expenses)             $1,000.00           $1,020.83            0.80%               $4.01

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
Actual                                               $1,000.00           $  941.00            0.80%               $3.85
Hypothetical (5% return before expenses)             $1,000.00           $1,020.83            0.80%               $4.01

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
Actual                                               $1,000.00           $1,022.30            0.80%               $4.01
Hypothetical (5% return before expenses)             $1,000.00           $1,020.83            0.80%               $4.01

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
Actual                                               $1,000.00           $1,111.20            0.80%               $4.19
Hypothetical (5% return before expenses)             $1,000.00           $1,020.83            0.80%               $4.01

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
Actual                                               $1,000.00           $1,046.40            0.80%               $4.06
Hypothetical (5% return before expenses)             $1,000.00           $1,020.83            0.80%               $4.01

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
Actual                                               $1,000.00           $1,056.90            0.82%               $4.18
Hypothetical (5% return before expenses)             $1,000.00           $1,020.73            0.82%               $4.11

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
Actual                                               $1,000.00           $1,067.40            0.80%               $4.10
Hypothetical (5% return before expenses)             $1,000.00           $1,020.83            0.80%               $4.01

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
Actual                                               $1,000.00           $1,116.90            0.80%               $4.20
Hypothetical (5% return before expenses)             $1,000.00           $1,020.83            0.80%               $4.01

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
Actual                                               $1,000.00           $1,057.40            0.80%               $4.08
Hypothetical (5% return before expenses)             $1,000.00           $1,020.83            0.80%               $4.01

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
Actual                                               $1,000.00           $1,063.00            0.80%               $4.09
Hypothetical (5% return before expenses)             $1,000.00           $1,020.83            0.80%               $4.01

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (January 1, 2015 through June 30, 2015), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) - 99.8%
                AUSTRALIA - 20.6%
       109,137  AMP Ltd.                         $    506,912
        42,519  Ansell Ltd.                           790,285
        51,775  APA Group                             329,163
         8,141  BHP Billiton Ltd.                     169,906
        73,442  Boral Ltd.                            331,485
        26,813  Caltex Australia Ltd.                 658,899
        10,352  Cochlear Ltd.                         640,165
         2,543  CSL Ltd.                              169,659
       154,133  Federation Centres                    347,250
       597,656  Fortescue Metals Group Ltd.           880,742
       110,684  Goodman Group                         535,447
       157,943  Harvey Norman Holdings Ltd.           549,593
        56,318  Lend Lease Group                      653,086
       116,558  Mirvac Group                          166,371
        52,569  Newcrest Mining Ltd. (b)              528,086
        11,709  Orica Ltd.                            192,245
       375,450  Qantas Airways Ltd. (b)               915,384
        17,967  QBE Insurance Group Ltd.              189,499
        13,937  Ramsay Health Care Ltd.               660,993
       125,284  Scentre Group                         362,486
        22,924  Sonic Healthcare Ltd.                 377,971
       117,729  Tatts Group Ltd.                      337,902
        20,360  Woodside Petroleum Ltd.               537,711
                                                 ------------
                                                   10,831,240
                                                 ------------
                BERMUDA - 3.3%
        83,542  Cheung Kong Infrastructure
                  Holdings Ltd.                       648,264
       205,904  Kerry Properties Ltd.                 807,514
        58,564  Orient Overseas International
                  Ltd.                                300,694
                                                 ------------
                                                    1,756,472
                                                 ------------
                CAYMAN ISLANDS - 2.0%
        70,699  CK Hutchison Holdings Ltd.          1,043,400
                                                 ------------
                HONG KONG - 19.7%
        50,192  BOC Hong Kong Holdings Ltd.           209,793
       232,492  Cathay Pacific Airways Ltd.           571,666
       462,034  Fosun International Ltd.            1,086,010
       117,546  Hang Lung Group Ltd.                  517,099
       254,375  Hang Lung Properties Ltd.             758,050
        83,990  Henderson Land Development
                  Co., Ltd.                           576,977
       204,385  Hysan Development Co., Ltd.           884,612
       145,199  Link REIT                             851,352
        37,820  MTR Corp., Ltd.                       176,621
       462,987  New World Development Co.,
                  Ltd.                                608,034
        87,662  Power Assets Holdings Ltd.            799,544
       328,581  Sino Land Co., Ltd.                   550,210
       273,623  SJM Holdings Ltd.                     295,454
        23,396  Sun Hung Kai Properties Ltd.          379,996
       105,971  Techtronic Industries Co., Ltd.       349,634
       128,263  Wharf Holdings Ltd.                   853,812
       174,511  Wheelock & Co., Ltd.                  891,517
                                                 ------------
                                                   10,360,381
                                                 ------------
                IRELAND - 0.4%
        15,350  James Hardie Industries PLC           205,126
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                NEW ZEALAND - 1.9%
       375,035  Meridian Energy Ltd.             $    548,948
       153,981  Mighty River Power Ltd.               291,123
        80,090  Spark New Zealand Ltd.                151,693
                                                 ------------
                                                      991,764
                                                 ------------
                SINGAPORE - 6.6%
       139,100  CapitaLand Commercial Trust           161,114
       339,800  ComfortDelGro Corp. Ltd.              789,675
        71,150  Flextronics International Ltd.
                  (b)                                 804,707
       279,000  Frasers Centrepoint Ltd.              367,691
        27,300  Keppel Corp., Ltd.                    166,615
       409,200  Keppel REIT                           347,874
        58,200  Sembcorp Industries Ltd.              168,094
       128,500  UOL Group Ltd.                        660,222
                                                 ------------
                                                    3,465,992
                                                 ------------
                SOUTH KOREA - 45.3%
         2,959  Amorepacific Corp.                  1,108,846
         6,619  AMOREPACIFIC Group                  1,109,645
        11,363  Celltrion, Inc.                       794,580
         1,576  CJ CheilJedang Corp.                  623,081
         3,382  CJ Corp.                              897,460
        50,080  Daewoo Engineering &
                  Construction Co., Ltd. (b)          277,462
        25,957  Dongsuh Co., Inc.                     890,094
         6,907  Hana Financial Group, Inc.            179,881
        17,514  Hankook Tire Co., Ltd.                659,454
         5,382  Hanssem Co., Ltd.                   1,355,813
         4,580  Hyosung Corp.                         591,259
         1,333  Hyundai Department Store Co.,
                  Ltd.                                175,670
        17,419  Hyundai Development Co.
                  Engineering & Construction        1,033,787
         3,940  Hyundai Engineering &
                  Construction Co., Ltd.              144,997
         3,222  Hyundai Mobis Co., Ltd.               612,366
         5,893  Hyundai Motor Co.                     718,498
         8,160  Hyundai Steel Co.                     495,255
         4,210  Hyundai Wia Corp.                     388,749
        21,966  Kia Motors Corp.                      892,070
        17,603  Korea Aerospace Industries, Ltd.    1,254,595
        12,950  Korea Electric Power Corp.            531,723
        14,708  Korea Gas Corp.                       569,623
        16,360  Korean Air Lines Co., Ltd. (b)        594,002
           878  LG Chem Ltd.                          219,215
         6,476  LG Corp.                              358,794
        25,376  LG Display Co., Ltd.                  588,076
         3,371  LG Electronics, Inc.                  142,643
           944  LG Household & Health Care Ltd.       655,033
        18,052  LG Uplus Corp.                        159,570
         2,927  Lotte Chemical Corp.                  758,351
         2,508  Lotte Shopping Co., Ltd.              527,255
           350  Neo Holdings Co., Ltd. (b) (c)              0
           343  Orion Corp.                           322,259
         1,624  POSCO                                 326,125
         9,267  S-Oil Corp.                           561,611
         9,672  Samsung Card Co., Ltd.                320,825


                        See Notes to Financial Statements                Page 45

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) (CONTINUED)
                SOUTH KOREA (CONTINUED)
        10,328  Samsung Electro-Mechanics Co.,
                  Ltd.                           $    473,137
           689  Samsung Electronics Co., Ltd.         783,228
         1,168  SK Holdings Co., Ltd.                 207,328
        17,437  SK Hynix, Inc.                        661,244
         2,186  SK Telecom Co., Ltd.                  489,937
        42,339  Woori Bank                            371,977
                                                 ------------
                                                   23,825,518
                                                 ------------
                TOTAL INVESTMENTS - 99.8%          52,479,893
                (Cost $52,632,568) (d)

                NET OTHER ASSETS AND
                  LIABILITIES - 0.2%                   96,439
                                                 ------------
                NET ASSETS - 100.0%              $ 52,576,332
                                                 ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2015, securities noted as such are valued at $0 or 0.00% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,825,959 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,978,634.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks:
  South Korea          $ 23,825,518   $ 23,825,518   $        --*  $         --
  Other Country
    Categories**         28,654,375     28,654,375            --             --
                       --------------------------------------------------------
Total Investments      $ 52,479,893   $ 52,479,893   $        --*  $         --
                       ========================================================

*     Investment is valued at $0.
**    See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $18,051,247 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close on December 31, 2014 exceeding a certain threshold.


Page 46                 See Notes to Financial Statements

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) - 99.7%
                AUSTRALIA - 0.0%
         2,826  South32 Ltd. (b)                 $      3,819
                                                 ------------
                AUSTRIA - 2.5%
        27,317  ams AG                              1,195,000
        21,939  Andritz AG                          1,214,374
        95,585  OMV AG                              2,629,973
       217,594  UNIQA Insurance Group AG            1,962,267
        71,657  Voestalpine AG (c)                  2,982,175
                                                 ------------
                                                    9,983,789
                                                 ------------
                BELGIUM - 2.5%
        36,569  Ageas                               1,408,771
        70,192  bpost S.A.                          1,928,167
        36,478  Delhaize Group                      3,011,835
        23,751  Groupe Bruxelles Lambert S.A.       1,911,770
        12,698  Sofina S.A.                         1,417,052
                                                 ------------
                                                    9,677,595
                                                 ------------
                BERMUDA - 1.3%
       103,852  Hiscox Ltd.                         1,369,059
       349,185  Seadrill Ltd. (c)                   3,638,619
                                                 ------------
                                                    5,007,678
                                                 ------------
                CAYMAN ISLANDS - 0.4%
       108,639  Phoenix Group Holdings              1,399,732
                                                 ------------
                DENMARK - 3.6%
         1,255  AP Moeller - Maersk A.S.,
                  Class B                           2,272,987
        42,192  DSV A.S.                            1,366,910
        34,899  Genmab A.S. (b)                     3,035,195
        15,579  Jyske Bank A.S. (b)                   782,687
        24,532  Novo Nordisk A.S., Class B          1,336,596
        21,609  Pandora A.S.                        2,321,743
        91,627  TDC A.S.                              671,877
        47,548  Vestas Wind Systems A.S.            2,373,172
                                                 ------------
                                                   14,161,167
                                                 ------------
                FINLAND - 4.5%
       157,745  Fortum OYJ                          2,803,240
        63,294  Huhtamaki OYJ                       1,956,015
        61,432  Kesko OYJ, Class B                  2,137,494
       100,129  Neste Oil OYJ                       2,551,835
       343,622  Nokia OYJ                           2,333,000
       329,933  Outokumpu OYJ (b) (c)               1,661,837
       191,070  Stora Enso OYJ, Class R             1,969,318
       134,832  UPM-Kymmene OYJ                     2,385,538
                                                 ------------
                                                   17,798,277
                                                 ------------
                FRANCE - 10.8%
        12,573  Accor S.A.                            634,550
        33,431  Bouygues S.A.                       1,249,868
        39,292  Carrefour S.A.                      1,258,071
        29,871  Cie de Saint-Gobain                 1,341,059
        13,191  Cie Generale des Etablissements
                  Michelin                          1,382,216
        82,022  Electricite de France S.A.          1,828,844
        99,558  Engie                               1,846,911
        75,035  Faurecia                            3,085,951
         1,168  Financiere de L'Odet                1,321,677
        91,572  Groupe Eurotunnel SE                1,326,137



SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                FRANCE (CONTINUED)
        40,814  Orange S.A.                      $    628,376
       156,713  Peugeot S.A. (b)                    3,222,553
        28,821  Renault S.A.                        3,001,687
         9,397  Safran S.A.                           636,851
         9,266  Sartorius Stedim Biotech            2,556,208
        97,213  SCOR SE                             3,429,619
        13,582  Societe Generale S.A.                 633,991
       148,070  Societe Television Francaise 1      2,553,723
        10,835  Technip S.A.                          670,648
        13,199  TOTAL S.A.                            641,128
        21,963  Valeo S.A.                          3,461,018
        26,877  Vallourec S.A.                        548,937
        69,349  Veolia Environnement S.A.           1,414,068
        11,474  Vinci S.A.                            663,638
       132,062  Vivendi S.A. (c)                    3,331,063
                                                 ------------
                                                   42,668,792
                                                 ------------
                GERMANY - 15.8%
         3,774  Allianz SE                            587,780
        44,421  Axel Springer SE                    2,332,026
         6,600  BASF SE                               579,958
         4,364  Bayer AG                              610,827
        20,980  Bayerische Motoren Werke AG         2,296,386
        32,862  Brenntag AG                         1,884,200
         8,318  Continental AG                      1,968,263
        34,035  Daimler AG                          3,097,742
         8,030  Deutsche Boerse AG                    664,704
       143,293  Deutsche Telekom AG                 2,468,141
        29,795  Duerr AG                            2,775,609
        31,541  Fresenius Medical Care AG &
                  Co. KGaA                          2,603,504
        54,937  Fresenius SE & Co. KGaA             3,524,737
        27,122  GEA Group AG                        1,209,781
        31,746  Hannover Rueck SE                   3,071,674
         8,275  HeidelbergCement AG                   656,202
         5,575  Henkel AG & Co. KGaA
                  (Preference Shares)                 625,258
       109,755  Infineon Technologies AG            1,361,871
        60,255  K+S AG                              2,538,218
        16,008  KION Group AG                         766,865
        25,205  Krones AG                           2,634,637
        42,581  KUKA AG (c)                         3,547,065
         8,268  LEG Immobilien AG                     574,440
        17,526  Merck KGaA                          1,746,383
        19,332  METRO AG                              609,498
        26,754  MTU Aero Engines Holding AG         2,516,478
        12,170  Muenchener Rueckversicherungs-
                  Gesellschaft AG in Muenchen       2,157,268
        13,192  OSRAM Licht AG                        631,743
        33,387  Porsche Automobil Holding SE
                  (Preference Shares)               2,812,828
        40,091  ProSiebenSat.1 Media AG             1,980,008
       132,034  RHOEN-KLINIKUM AG                   3,542,322
        10,380  Symrise AG                            644,221
        24,996  ThyssenKrupp AG                       650,272
        12,322  Volkswagen AG (Preference
                  Shares)                           2,857,334
                                                 ------------
                                                   62,528,243
                                                 ------------


                        See Notes to Financial Statements                Page 47

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) (CONTINUED)
                IRELAND - 2.6%
        25,208  CRH PLC                          $    707,400
        27,902  ICON PLC (b)                        1,877,805
        40,897  King Digital Entertainment
                  PLC (c)                             582,782
       103,905  Kingspan Group PLC                  2,511,378
        99,911  Ryanair Holdings PLC                1,315,466
         9,844  Ryanair Holdings PLC                  129,720
       116,830  Smurfit Kappa Group PLC             3,218,426
                                                 ------------
                                                   10,342,977
                                                 ------------
                ITALY - 8.0%
     1,262,610  A2A S.p.A.                          1,506,154
        80,325  Brembo S.p.A.                       3,426,196
        75,220  Credito Emiliano S.p.A.               619,718
        60,504  De'Longhi                           1,386,831
     1,053,688  Enel Green Power S.p.A.             2,059,256
       435,034  Enel S.p.A.                         1,971,031
       113,600  Eni S.p.A.                          2,016,220
       275,626  Finmeccanica S.p.A. (b)             3,466,137
       558,818  Hera S.p.A.                         1,398,008
        31,004  Luxottica Group S.p.A               2,061,791
        78,256  Moncler S.p.A.                      1,449,990
       158,030  Pirelli & C. S.p.A                  2,667,361
        70,205  Recordati S.p.A.                    1,472,222
        64,327  Saipem S.p.A (b) (c)                  679,499
        61,447  Salvatore Ferragamo S.p.A           1,845,503
       135,130  Snam S.p.A.                           642,973
     1,677,988  Telecom Italia S.p.A. (b)           2,128,862
       123,741  Unipol Gruppo Finanziario S.p.A.      629,064
                                                 ------------
                                                   31,426,816
                                                 ------------
                JERSEY - 0.6%
       155,349  Glencore PLC                          623,167
       471,433  Henderson Group PLC                 1,933,329
                                                 ------------
                                                    2,556,496
                                                 ------------
                LUXEMBOURG - 2.5%
        30,282  Altice S.A. (b)                     4,171,034
        69,605  ArcelorMittal                         677,673
        36,264  Millicom International
                  Cellular S.A.                     2,675,010
       187,071  Tenaris S.A.                        2,519,358
                                                 ------------
                                                   10,043,075
                                                 ------------
                NETHERLANDS - 3.9%
        45,085  AerCap Holdings N.V. (b)            2,064,442
        10,106  Airbus Group N.V.                     655,720
        53,344  Boskalis Westminster N.V.           2,610,758
       139,481  GrandVision N.V. (b)                3,445,889
        26,145  NXP Semiconductor N.V. (b)          2,567,439
        54,071  Randstad Holding N.V.               3,521,016
        20,092  Wolters Kluwer N.V.                   596,836
                                                 ------------
                                                   15,462,100
                                                 ------------
                NORWAY - 1.2%
       111,064  Statoil ASA                         1,984,588
        51,577  Yara International ASA              2,686,587
                                                 ------------
                                                    4,671,175
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                PORTUGAL - 1.9%
     1,811,371  Banco Espirito Santo
                  S.A. (b) (d) (e)               $          0
       525,786  EDP - Energias de Portugal S.A.     1,995,918
       156,612  Jeronimo Martins SGPS S.A.          2,007,887
       271,824  NOS SGPS S.A.                       2,174,030
       293,014  Portucel S.A.                       1,127,000
                                                 ------------
                                                    7,304,835
                                                 ------------
                SPAIN - 6.4%
        17,018  Acciona S.A. (b)                    1,285,008
       156,362  Acerinox S.A.                       2,163,313
       142,707  Almirall S.A.                       2,820,788
        29,450  Bolsas y Mercados Espanoles
                  SHMSF S.A.                        1,191,157
        53,957  Corp. Financiera Alba S.A.          2,502,405
        95,436  EDP Renovaveis S.A.                   675,620
       135,731  Endesa S.A.                         2,597,403
        61,696  Ferrovial S.A.                      1,337,806
       259,578  Gamesa Corp. Tecnologica
                  S.A. (b)                          4,089,088
        58,407  Gas Natural SDG S.A.                1,324,440
       305,292  Iberdrola S.A.                      2,056,424
        20,441  Industria de Diseno Textil S.A.       664,403
       140,937  Repsol S.A.                         2,474,697
                                                 ------------
                                                   25,182,552
                                                 ------------
                SWEDEN - 11.1%
        99,057  Assa Abloy AB, Class B              1,865,269
        60,765  Atlas Copco AB, Class A             1,700,571
        66,517  Axis Communications AB              2,649,495
       162,565  BillerudKorsnas AB                  2,555,199
       165,031  Boliden AB                          3,008,038
        45,771  Electrolux AB, Class B              1,434,442
       154,993  Fastighets AB Balder, Class B (b)   2,391,310
        36,903  Hexagon AB, Class B                 1,337,257
       195,190  Hexpol AB                           2,011,977
       143,464  Hufvudstaden AB, Class A            1,746,174
       104,829  Industrivarden AB, Class C          1,975,221
        98,182  Investment AB Kinnevik, Class B     3,104,218
        82,299  Investor AB, Class B                3,066,661
        14,351  LE Lundbergforetagen AB,
                  Class B                             637,410
        41,445  Meda AB, Class A                      576,941
        57,376  Melker Schorling AB                 3,086,871
       228,668  Securitas AB, Class B               3,023,217
        87,755  Skanska AB, Class B                 1,778,421
       126,958  SKF AB, Class B                     2,896,042
       109,743  Tele2 AB, Class B                   1,276,166
        99,483  Trelleborg AB, Class B              1,839,689
                                                 ------------
                                                   43,960,589
                                                 ------------
                SWITZERLAND - 1.6%
        17,541  LafargeHolcim Ltd.                  1,294,539
        37,288  Pargesa Holding S.A.                2,508,600
         4,638  Swatch Group AG                     1,806,188
         1,935  Zurich Insurance Group AG             589,016
                                                 ------------
                                                    6,198,343
                                                 ------------


Page 48                 See Notes to Financial Statements

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) (CONTINUED)
                UNITED KINGDOM - 18.5%
       458,012  3i Group PLC                     $  3,716,999
        28,938  Aggreko PLC                           654,296
        87,416  Amlin PLC                             654,347
       167,224  Barratt Developments PLC            1,614,603
        89,226  Bellway PLC                         3,325,457
        66,978  Berkeley Group Holdings PLC         3,521,303
       130,028  BHP Billiton PLC                    2,551,788
       202,377  BP PLC                              1,336,013
       265,399  British Land Co., PLC               3,308,960
       551,260  Capital & Counties Properties
                  PLC                               3,769,560
        64,528  Derwent London PLC                  3,449,275
        72,600  Dialog Semiconductor PLC (b)        3,924,689
       272,267  Great Portland Estates PLC          3,319,724
       332,248  Hammerson PLC                       3,213,185
       103,974  IMI PLC                             1,837,903
       634,900  Intu Properties PLC                 3,068,576
       278,356  John Wood Group PLC                 2,818,829
       464,414  Kingfisher PLC                      2,534,285
       176,333  Land Securities Group PLC           3,335,841
       433,651  Man Group PLC                       1,069,076
       318,479  Melrose Industries PLC              1,238,515
        52,858  Prudential PLC                      1,272,789
       152,639  Rexam PLC                           1,323,884
        47,824  Rio Tinto PLC                       1,964,250
       529,971  Segro PLC                           3,379,165
       266,039  Shaftesbury PLC                     3,628,360
       147,913  Tate & Lyle PLC                     1,207,361
       570,549  Taylor Wimpey PLC                   1,665,651
     1,002,246  Vodafone Group PLC                  3,619,630
       119,140  William Hill PLC                      754,598
                                                 ------------
                                                   73,078,912
                                                 ------------
                TOTAL COMMON STOCKS               393,456,962
                (Cost $401,176,904)              ------------

                MONEY MARKET FUNDS - 1.3%
     5,103,160  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class - 0.01%
                  (f) (g)                           5,103,160
                                                 ------------
                TOTAL MONEY MARKET FUNDS            5,103,160
                (Cost $5,103,160)                ------------


  PRINCIPAL
    VALUE       DESCRIPTION                             VALUE
-------------------------------------------------------------
                REPURCHASE AGREEMENTS - 0.9%
$      950,807  JPMorgan Chase & Co., 0.07% (f),
                  dated 6/30/15, due 7/1/15, with
                  a maturity value of $950,808.
                  Collateralized by U.S. Treasury
                  Notes, interest rates of 1.0%
                  to 1.5%, due 2/28/19 to
                  8/31/19. The value of the
                  collateral including accrued
                  interest is $973,514. (g)      $    950,807
     2,725,486  RBC Capital Markets LLC,
                  0.06% (f), dated 6/30/15, due
                  7/1/15, with a maturity value
                  of $2,725,491. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 0.875% to
                  1.500%, due 11/15/17 to
                  11/30/19. The value of the
                  collateral including accrued
                  interest is $2,784,133. (g)       2,725,486
                                                 ------------
                TOTAL REPURCHASE AGREEMENTS         3,676,293
                (Cost $3,676,293)                ------------

                TOTAL INVESTMENTS - 101.9%        402,236,415
                (Cost $409,956,357) (h)

                NET OTHER ASSETS AND
                  LIABILITIES - (1.9%)             (7,460,176)
                                                 ------------
                NET ASSETS - 100.0%              $394,776,239
                                                 ============


                        See Notes to Financial Statements                Page 49

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

JUNE 30, 2015 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $8,261,212 and the total value of the collateral held by the Fund is $8,779,453.

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2015, securities noted as such are valued at $0 or 0.0% of net assets.

(e)   This issuer has filed for protection in federal bankruptcy court.

(f)   Interest rate shown reflects yield as of June 30, 2015.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,711,781 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $28,431,723.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks:
  Portugal             $  7,304,835   $  7,304,835   $        --   $         --*
  Other Country
    Categories**        386,152,127    386,152,127            --             --
                       --------------------------------------------------------
Total Common
  Stocks                393,456,962    393,456,962            --             --*
Money Market
  Funds                   5,103,160      5,103,160            --             --
Repurchase
  Agreements              3,676,293             --     3,676,293             --
                       --------------------------------------------------------
Total Investments      $402,236,415   $398,560,122   $ 3,676,293   $         --*
                       ========================================================

*     Investment is valued at $0.
**    See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $130,393,747 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2014
  Common Stocks                                  $         --*
Net Realized Gain (Loss)                                   --
Net Change in Unrealized
   Appreciation/Depreciation                               --
Purchases                                                  --
Sales                                                      --
Transfers In                                               --
Transfers Out                                              --
ENDING BALANCE AT JUNE 30, 2015
  Common Stocks                                            --*
                                                 ------------
Total Level 3 holdings                           $         --*
                                                 ============

* Investment is valued at $0.


Page 50                 See Notes to Financial Statements

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

JUNE 30, 2015 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the Statements
  of Assets and Liabilities(1)                   $  8,261,212
Non-cash Collateral(2)                             (8,261,212)
                                                 ------------
Net Amount                                       $         --
                                                 ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2015, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the Statements
  of Assets and Liabilities(3)                   $  3,676,293
Non-cash Collateral(4)                             (3,676,293)
                                                 ------------
Net Amount                                       $         --
                                                 ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2015, the value of the collateral from each seller exceeded the value of the repurchase agreements.

                                                  % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                 INVESTMENTS
-------------------------------------------------------------
Euro                                                    58.3%
British Pound Sterling                                  18.7
Swedish Krona                                           11.6
US Dollar                                                4.0
Danish Krone                                             3.5
Norwegian Krone                                          2.1
Swiss Franc                                              1.8
                                                      -------
TOTAL                                                  100.0%
                                                      =======


                        See Notes to Financial Statements                Page 51

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) - 99.7%
                BRAZIL - 64.4%
        21,393  Banco do Brasil S.A.             $    167,065
        23,223  Banco Santander Brasil S.A.           126,382
        44,556 Braskem S.A. (Preference Shares) 195,186 36,899 Cia de Saneamento Basico do
                  Estado de Sao Paulo                 195,823
        63,717  Cia Energetica de Minas Gerais
                  (Preference Shares)                 243,055
        24,275  Cia Paranaense de Energia
                  (Preference Shares)                 272,880
         8,582  Cielo S.A.                            120,956
         8,240  CPFL Energia S.A.                      51,018
        10,843  Fibria Celulose S.A.                  147,940
        48,239  Gerdau S.A. (Preference Shares)       116,211
        24,879  Hypermarcas S.A. (b)                  181,085
         9,254  Itau Unibanco Holding S.A.
                  (Preference Shares)                 101,853
        90,034  Itausa - Investimentos Itau S.A.
                  (Preference Shares)                 258,018
        57,525  JBS S.A.                              302,695
        47,630  Kroton Educacional S.A.               182,149
        39,725  Lojas Americanas S.A.
                  (Preference Shares)                 221,553
         8,998  Lojas Renner S.A.                     327,032
        67,162  Petroleo Brasileiro S.A.
                  (Preference Shares) (b)             274,558
        18,279  Porto Seguro S.A.                     243,399
        28,521  Raia Drogasil S.A.                    367,670
        55,230  Suzano Papel e Celulose S.A.
                  (Preference Shares)                 293,816
        13,207  Telefonica Brasil S.A.
                  (Preference Shares)                 185,037
        46,063  Tim Participacoes S.A.                151,711
        12,600  Ultrapar Participacoes S.A.           266,257
        10,574  Vale S.A. (Preference Shares)          52,987
        20,550  WEG S.A.                              125,913
                                                 ------------
                                                    5,172,249
                                                 ------------
                CHILE - 8.8%
        93,689  AES Gener S.A.                         53,200
        43,070  Cencosud S.A.                         104,092
        74,470  Empresas CMPC S.A.                    202,346
         4,389  Empresas COPEC S.A.                    46,685
       623,835  Enersis S.A.                          198,097
        24,895  Quinenco S.A.                          51,988
         6,670  SACI Falabella                         46,586
                                                 ------------
                                                      702,994
                                                 ------------
                COLOMBIA - 4.7%
       268,931  Ecopetrol S.A.                        178,584
       163,427  Empresa de Energia de Bogota
                  S.A. ESP                             99,742
        35,743  Interconexion Electrica S.A. ESP      100,841
                                                 ------------
                                                      379,167
                                                 ------------
                LUXEMBOURG - 3.0%
        14,144  Ternium S.A., ADR                     244,833
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                MEXICO - 16.7%
        96,351  Fibra Uno Administracion S.A.
                  de C.V.                        $    229,146
        16,324  Fomento Economico Mexicano
                  S.A.B. de C.V.                      145,444
        12,064  Gruma S.A.B. de C.V., Class B         155,621
        54,002  Grupo Bimbo S.A.B. de C.V.,
                  Series A (b)                        139,527
        33,747  Grupo Comercial Chedraui S.A.
                  de C.V.                              95,911
         1,974  Grupo Elektra S.A. de C.V.             43,332
        34,571  Grupo Mexico S.A.B. de C.V.,
                  Series B                            104,015
         9,355  Infraestructura Energetica Nova
                  S.A.B. de C.V.                       46,187
       107,371  OHL Mexico S.A.B. de C.V. (b)         139,359
        20,039  Organizacion Soriana S.A.B.
                  de C.V.                              44,763
        81,733  Wal-Mart de Mexico S.A.B.
                  de C.V.                             199,633
                                                 ------------
                                                    1,342,938
                                                 ------------
                MULTINATIONAL - 1.5%
        12,798  Grupo BTG Pactual                     117,685
                                                 ------------
                SPAIN - 0.6%
         9,836  Cemex Latam Holdings S.A. (b)          48,175
                                                 ------------
                TOTAL INVESTMENTS - 99.7%           8,008,041
                (Cost $8,697,117) (c)

                NET OTHER ASSETS AND
                  LIABILITIES - 0.3%                   21,775
                                                 ------------
                NET ASSETS - 100.0%              $  8,029,816
                                                 ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $380,121 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,069,197.

ADR   American Depositary Receipt


Page 52                 See Notes to Financial Statements

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

JUNE 30, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks*         $  8,008,041   $  8,008,041   $        --   $         --
                       ========================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $804,072 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014, exceeding a certain threshold.


                        See Notes to Financial Statements                Page 53

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS - 99.4%
                AEROSPACE & DEFENSE - 3.1%
        11,086  Embraer S.A.                     $     84,364
                                                 ------------
                BANKS - 13.3%
         3,709  Banco Bradesco S.A. (Preference
                  Shares)                              33,999
         9,118  Banco do Brasil S.A.                   71,206
        11,211  Banco do Estado do Rio Grande
                  do Sul S.A. (Preference Shares)      32,128
        12,077  Banco Santander Brasil S.A.            65,724
         6,264  Itau Unibanco Holding S.A.
                  (Preference Shares)                  68,944
        31,813  Itausa - Investimentos Itau S.A.
                  (Preference Shares)                  91,168
                                                 ------------
                                                      363,169
                                                 ------------
                BEVERAGES - 0.8%
         3,314  Ambev S.A.                             20,359
                                                 ------------
                CAPITAL MARKETS - 3.3%
         5,048  CETIP S.A. - Mercados
                  Organizados                          55,333
         3,850  Grupo BTG Pactual                      35,403
                                                 ------------
                                                       90,736
                                                 ------------
                CHEMICALS - 2.0%
        12,385  Braskem S.A. (Preference Shares)       54,255
                                                 ------------
                DIVERSIFIED CONSUMER SERVICES
                  - 1.5%
         4,550  Estacio Participacoes S.A.             26,342
         3,496  Kroton Educacional S.A.                13,370
                                                 ------------
                                                       39,712
                                                 ------------
                DIVERSIFIED FINANCIAL SERVICES
                  - 1.5%
        11,002  BM&FBovespa S.A. - Bolsa de
                  Valores Mercadorias e Futuros        41,473
                                                 ------------
                DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 4.7%
        25,174  Oi S.A. (Preference Shares) (a)        47,367
         5,783  Telefonica Brasil S.A.
                  (Preference Shares)                  81,022
                                                 ------------
                                                      128,389
                                                 ------------
                ELECTRIC UTILITIES - 6.0%
         2,611  Cia de Transmissao de Energia
                  Electrica Paulista (Preference
                  Shares)                              32,870
        20,619  Cia Energetica de Minas Gerais
                  (Preference Shares)                  78,653
         4,528  Cia Paranaense de Energia
                  (Preference Shares)                  50,900
                                                 ------------
                                                      162,423
                                                 ------------
                FOOD & STAPLES RETAILING - 5.5%
           549  Cia Brasileira de Distribuicao
                  (Preference Shares)                  12,943
        10,688  Raia Drogasil S.A.                    137,781
                                                 ------------
                                                      150,724
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                FOOD PRODUCTS - 7.2%
         2,562  BRF S.A.                         $     54,122
        24,190  JBS S.A.                              127,287
           595  M Dias Branco S.A.                     15,693
                                                 ------------
                                                      197,102
                                                 ------------
                GAS UTILITIES - 1.1%
         2,221  Cia de Gas de Sao Paulo -
                  COMGAS (Preference Shares)           30,360
                                                 ------------
                HEALTH CARE PROVIDERS &
                  SERVICES - 3.2%
        10,991  Odontoprev S.A.                        38,108
         7,797  Qualicorp S.A.                         49,429
                                                 ------------
                                                       87,537
                                                 ------------
                INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS - 2.5%
         8,084  Cia Energetica de Sao Paulo
                  (Preference Shares)                  50,988
         1,602  Tractebel Energia S.A.                 17,617
                                                 ------------
                                                       68,605
                                                 ------------
                INSURANCE - 4.8%
         3,370  BB Seguridade Participacoes S.A.       36,962
         7,130  Porto Seguro S.A.                      94,941
                                                 ------------
                                                      131,903
                                                 ------------
                IT SERVICES - 0.8%
         1,560  Cielo S.A.                             21,987
                                                 ------------
                MACHINERY - 3.2%
        14,166  WEG S.A.                               86,797
                                                 ------------
                MEDIA - 1.5%
         1,693  Multiplus S.A.                         20,420
         1,177  Smiles S.A.                            19,946
                                                 ------------
                                                       40,366
                                                 ------------
                METALS & MINING - 2.0%
        22,625  Gerdau S.A. (Preference Shares)        54,505
                                                 ------------
                MULTILINE RETAIL - 6.1%
        15,715  Lojas Americanas S.A.
                  (Preference Shares)                  87,646
         2,126  Lojas Renner S.A.                      77,269
                                                 ------------
                                                      164,915
                                                 ------------
                OIL, GAS & CONSUMABLE FUELS
                  - 6.0%
         3,756  Cosan S.A. Industria e Comercio        30,383
        27,039  Petroleo Brasileiro S.A.
                  (Preference Shares) (a)             110,535
         1,053  Ultrapar Participacoes S.A.            22,252
                                                 ------------
                                                      163,170
                                                 ------------
                PAPER & FOREST PRODUCTS - 9.5%
        26,992  Duratex S.A.                           63,029
         5,000  Fibria Celulose S.A.                   68,219
        24,083  Suzano Papel e Celulose S.A.
                  (Preference Shares)                 128,118
                                                 ------------
                                                      259,366
                                                ------------


Page 54                 See Notes to Financial Statements

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

JUNE 30, 2015 (UNAUDITED)

SHARES/UNITS    DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (CONTINUED)
                REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 1.7%
         9,894  BR Malls Participacoes S.A.      $     46,334
                                                 ------------
                ROAD & RAIL - 1.1%
         3,035  Localiza Rent a Car S.A.               29,959
                                                 ------------
                TOBACCO - 0.8%
         2,805  Souza Cruz S.A.                        22,040
                                                 ------------
                TRANSPORTATION INFRASTRUCTURE
                  - 1.4%
        15,249  EcoRodovias Infraestrutura e
                  Logistica S.A.                       38,011
                                                 ------------
                WATER UTILITIES - 3.1%
        15,928  Cia de Saneamento Basico do
                  Estado de Sao Paulo                  84,530
                                                 ------------
                WIRELESS TELECOMMUNICATION
                  SERVICES - 1.7%
        13,800  Tim Participacoes S.A.                 45,451
                                                 ------------
                TOTAL COMMON STOCKS                 2,708,542
                (Cost $3,253,106)                ------------

                RIGHTS - 0.0%
                GAS UTILITIES - 0.0%
            39  Cia de Gas de Sao Paulo -
                  COMGAS (a) (b)                            0
                                                 ------------
                TOTAL RIGHTS                                0
                (Cost $0)                        ------------

                TOTAL INVESTMENTS - 99.4%           2,708,542
                (Cost $3,253,106) (c)

                NET OTHER ASSETS AND
                  LIABILITIES - 0.6%                   17,528
                                                 ------------
                NET ASSETS - 100.0%              $  2,726,070
                                                 ============

(a)   Non-income producing security.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2015, securities noted as such are valued at $0 and 0.0% of net assets.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $189,055 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $733,619.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks*         $  2,708,542   $  2,708,542   $        --   $         --
Rights*                          --**           --            --**           --
                       --------------------------------------------------------
Total Investments      $  2,708,542   $  2,708,542   $        --** $         --
                       ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $496,333 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014, exceeding a certain threshold.


COUNTRY ALLOCATION***                         % OF NET ASSETS
-------------------------------------------------------------
Brazil                                                 98.0%
Multinational                                           1.3
-------------------------------------------------------------
TOTAL INVESTMENTS                                      99.3
NET OTHER ASSETS AND LIABILITIES                        0.7
                                                     -------
TOTAL                                                 100.0%
                                                     =======

*   See Portfolio of Investments for industry breakout.
**  Investment is valued at $0.
*** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 55

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS - 98.8%
                AUTOMOBILES - 7.1%
       117,854  Brilliance China Automotive
                  Holdings Ltd.                  $    183,968
       662,744  Dongfeng Motor Group Co., Ltd.,
                  Class H                             887,472
     2,360,411  Geely Automobile Holdings Ltd.      1,263,709
                                                 ------------
                                                    2,335,149
                                                 ------------
                BANKS - 3.7%
     1,509,371  Chongqing Rural Commercial
                  Bank Co., Ltd., Class H           1,216,991
                                                 ------------
                CONSTRUCTION & ENGINEERING
                  - 0.8%
       244,955  China Machinery Engineering
                  Corp., Class H                      264,182
                                                 ------------
                CONSTRUCTION MATERIALS - 3.1%
       580,856  China National Building Material
                  Co., Ltd., Class H                  548,518
       870,547  China Resources Cement
                  Holdings Ltd.                       482,917
                                                 ------------
                                                    1,031,435
                                                 ------------
                DIVERSIFIED FINANCIAL SERVICES
                  - 2.2%
       762,043  Far East Horizon Ltd.                 719,618
                                                 ------------
                DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 5.0%
       400,954  China Communications Services
                  Corp., Ltd., Class H                201,213
       963,245  China Telecom Corp., Ltd.,
                  Class H                             565,405
       560,875  China Unicom Hong Kong Ltd.           881,302
                                                 ------------
                                                    1,647,920
                                                 ------------
                ELECTRICAL EQUIPMENT - 3.7%
       160,872  Zhuzhou CSR Times Electric
                  Co., Ltd., Class H                1,212,006
                                                 ------------
                HEALTH CARE PROVIDERS &
                  SERVICES - 2.2%
       159,283  Sinopharm Group Co., Ltd.,
                  Class H                             706,870
                                                 ------------
                INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS - 3.0%
       741,384  China Power International
                  Development Ltd.                    562,382
       145,719  China Resources Power Holdings
                  Co., Ltd.                           404,172
                                                 ------------
                                                      966,554
                                                 ------------
                INDUSTRIAL CONGLOMERATES - 2.5%
       330,416  CITIC Ltd.                            594,204
        62,500  Shanghai Industrial Holdings Ltd.     212,054
                                                 ------------
                                                      806,258
                                                 ------------
                INSURANCE - 9.4%
       262,542  China Taiping Insurance Holdings
                  Co., Ltd. (a)                       943,269


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                INSURANCE (CONTINUED)
     1,605,910  People's Insurance Co., Group of
                  China Ltd., Class H            $  1,027,577
       482,775  PICC Property & Casualty Co.,
                  Ltd., Class H                     1,098,638
                                                 ------------
                                                    3,069,484
                                                 ------------
                INTERNET & CATALOG RETAIL - 2.0%
        28,856  Vipshop Holdings Ltd., ADR (a)        642,046
                                                 ------------
                INTERNET SOFTWARE & SERVICES
                  - 3.1%
         1,649  Baidu, Inc., ADR (a)                  328,283
         2,670  Bitauto Holdings Ltd., ADR (a)        136,303
         3,793  NetEase, Inc., ADR                    549,473
                                                 ------------
                                                    1,014,059
                                                 ------------
                IT SERVICES - 0.8%
       173,528  TravelSky Technology Ltd.,
                  Class H                             255,203
                                                 ------------
                MACHINERY - 3.9%
       172,479  China Conch Venture Holdings
                  Ltd.                                396,066
       826,800  Yangzijiang Shipbuilding
                  Holdings Ltd.                       868,636
                                                 ------------
                                                    1,264,702
                                                 ------------
                METALS & MINING - 5.5%
     1,393,244  China Hongqiao Group Ltd.           1,312,084
       647,442  China Molybdenum Co., Ltd.,
                  Class H                             477,758
                                                 ------------
                                                    1,789,842
                                                 ------------
                OIL, GAS & CONSUMABLE FUELS
                  - 4.9%
       698,198  CNOOC Ltd.                            992,594
       597,056  Kunlun Energy Co., Ltd.               607,720
                                                 ------------
                                                    1,600,314
                                                 ------------
                PAPER & FOREST PRODUCTS - 0.6%
       213,914  Nine Dragons Paper Holdings
                  Ltd.                                186,275
                                                 ------------
                PHARMACEUTICALS - 2.4%
       113,528  China Medical System Holdings
                  Ltd.                                157,882
       639,918  CSPC Pharmaceutical Group Ltd.        634,011
                                                 ------------
                                                      791,893
                                                 ------------
                REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 28.2%
       189,281  China Overseas Land &
                  Investment Ltd.                     670,287
       360,326  China Resources Land Ltd.           1,169,082
       824,428  China South City Holdings Ltd.        286,099
     1,880,843  Country Garden Holdings Co.,
                  Ltd.                                824,979
     1,856,698  Evergrande Real Estate Group
                  Ltd.                              1,104,215
       768,068  Guangzhou R&F Properties Co.,
                  Ltd., Class H (a)                   941,314
       583,880  Longfor Properties Co., Ltd.          927,995


Page 56                 See Notes to Financial Statements

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (CONTINUED)
                REAL ESTATE MANAGEMENT &
                  DEVELOPMENT (CONTINUED)
       336,274  Shimao Property Holdings Ltd.    $    665,473
       991,524  Sino-Ocean Land Holdings Ltd.         753,408
     1,329,871  SOHO China Ltd.                       862,957
       918,209  Sunac China Holdings Ltd.           1,005,682
                                                 ------------
                                                    9,211,491
                                                 ------------
                SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 1.5%
       917,323  Hanergy Thin Film Power Group
                  Ltd. (a) (b)                        256,799
     2,053,036  Semiconductor Manufacturing
                  International Corp. (a)             225,127
                                                 ------------
                                                      481,926
                                                 ------------
                TRANSPORTATION INFRASTRUCTURE
                  - 2.0%
       127,833  Shenzhen International Holdings
                  Ltd.                                222,632
       322,826  Zhejiang Expressway Co., Ltd.,
                  Class H                             448,118
                                                 ------------
                                                      670,750
                                                 ------------
                WIRELESS TELECOMMUNICATION
                  SERVICES - 1.2%
        32,006  China Mobile Ltd.                     410,421
                                                 ------------
                TOTAL INVESTMENTS - 98.8%          32,295,389
                (Cost $31,328,050) (c)

                NET OTHER ASSETS AND
                  LIABILITIES - 1.2%                  382,558
                                                 ------------
                NET ASSETS - 100.0%              $ 32,677,947
                                                 ============

(a)   Non-income producing security.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2015, securities noted as such are valued at $256,799 or 0.79% of net assets.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,173,589 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,206,250.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks:
  Semiconductors &
    Semiconductor
    Equipment          $    481,926   $    225,127   $   256,799   $         --
  Other Industry
    Categories*          31,813,463     31,813,463            --             --
                       --------------------------------------------------------
Total Common
  Stocks               $ 32,295,389   $ 32,038,590   $   256,799   $         --
                       ========================================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $10,719,298 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
Cayman Islands                                          36.9%
China                                                   30.1
Hong Kong                                               24.7
Bermuda                                                  4.4
Singapore                                                2.7
-------------------------------------------------------------
TOTAL INVESTMENTS                                       98.8
NET OTHER ASSETS AND LIABILITIES                         1.2
                                                      -------
TOTAL                                                  100.0%
                                                      =======


** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 57

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS - 99.9%
                AIRLINES - 2.4%
       391,000  ANA Holdings, Inc.               $  1,061,005
        81,100  Japan Airlines Co., Ltd.            2,829,571
                                                 ------------
                                                    3,890,576
                                                 ------------
                AUTO COMPONENTS - 10.0%
        40,200  Aisin Seiki Co., Ltd.               1,711,337
        13,900  Bridgestone Corp.                     514,216
        78,900  Koito Manufacturing Co., Ltd.       3,078,380
        94,800  NOK Corp.                           2,943,498
       193,400  Sumitomo Electric Industries Ltd.   2,997,751
       130,000  Sumitomo Rubber Industries Ltd.     2,015,035
         9,300  Toyota Industries Corp.               530,408
       132,000  Yokohama Rubber (The) Co.,
                  Ltd. (a)                          2,651,109
                                                 ------------
                                                   16,441,734
                                                 ------------
                AUTOMOBILES - 8.8%
       148,200  Daihatsu Motor Co., Ltd.            2,110,656
        67,900  Fuji Heavy Industries Ltd.          2,501,068
        66,300  Honda Motor Co., Ltd.               2,146,075
        39,500  Isuzu Motors Ltd.                     518,824
        20,000  Mazda Motor Corp.                     391,878
       158,000  Mitsubishi Motors Corp.             1,345,230
       221,300  Nissan Motor Co., Ltd.              2,305,491
         7,700  Toyota Motor Corp.                    516,102
       119,600  Yamaha Motor Co., Ltd.              2,616,082
                                                 ------------
                                                   14,451,406
                                                 ------------
                BUILDING PRODUCTS - 0.7%
       198,000  Asahi Glass Co., Ltd. (a)           1,189,116
                                                 ------------
                CHEMICALS - 13.0%
        61,000  Air Water, Inc.                     1,116,975
       157,000  Asahi Kasei Corp.                   1,289,893
       206,300  Daicel Corp.                        2,649,864
       127,500  Kuraray Co., Ltd. (a)               1,559,566
       198,900  Mitsubishi Chemical Holdings
                  Corp.                             1,252,216
       679,000  Mitsui Chemicals, Inc.              2,524,370
        33,200  Nippon Paint Holdings Co., Ltd.       937,256
       146,000  Nippon Shokubai Co., Ltd.           1,999,395
         8,500  Nitto Denko Corp.                     698,697
       490,000  Sumitomo Chemical Co., Ltd.         2,946,766
        44,000  Taiyo Nippon Sanso Corp.              532,451
       303,000  Toray Industries, Inc.              2,563,684
       199,000  Tosoh Corp.                         1,237,398
                                                 ------------
                                                   21,308,531
                                                 ------------
                COMMERCIAL SERVICES & SUPPLIES
                  - 0.3%
        54,000  Dai Nippon Printing Co., Ltd.         557,936
                                                 ------------
                CONTAINERS & PACKAGING - 0.8%
        77,400  Toyo Seikan Group Holdings Ltd.     1,240,829
                                                 ------------
                DIVERSIFIED FINANCIAL SERVICES
                  - 1.0%
       115,300  ORIX Corp.                          1,715,580
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 2.1%
        94,000  Nippon Telegraph & Telephone
                  Corp.                          $  3,405,229
                                                 ------------
                ELECTRIC UTILITIES - 0.7%
        83,300  Tohoku Electric Power Co., Inc.     1,128,500
                                                 ------------
                ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  - 6.3%
       126,500  Alps Electric Co., Ltd.             3,901,928
        66,800  Hitachi High-Technologies Corp.     1,880,345
       190,000  Shimadzu Corp.                      2,581,771
        24,600  TDK Corp.                           1,883,417
                                                 ------------
                                                   10,247,461
                                                 ------------
                FOOD & STAPLES RETAILING - 3.1%
        17,900  Cosmos Pharmaceutical Corp.         2,427,912
        33,400  Tsuruha Holdings, Inc.              2,600,825
                                                 ------------
                                                    5,028,737
                                                 ------------
                FOOD PRODUCTS - 4.4%
        14,000  Calbee, Inc.                          590,268
        52,000  Kewpie Corp.                        1,101,311
        78,000  Kikkoman Corp.                      2,437,799
        15,800  MEIJI Holdings Co., Ltd.            2,039,793
        45,000  NH Foods Ltd.                       1,027,332
                                                 ------------
                                                    7,196,503
                                                 ------------
                GAS UTILITIES - 1.9%
       259,000  Osaka Gas Co., Ltd.                 1,022,794
       197,000  Toho Gas Co., Ltd.                  1,167,014
       180,000  Tokyo Gas Co., Ltd.                   956,000
                                                 ------------
                                                    3,145,808
                                                 ------------
                HEALTH CARE EQUIPMENT &
                  SUPPLIES - 1.2%
        32,600  Sysmex Corp.                        1,944,519
                                                 ------------
                HOUSEHOLD DURABLES - 2.4%
       109,400  Nikon Corp. (a)                     1,265,763
        37,000  Sekisui House Ltd.                    587,719
        71,000  Sony Corp.                          2,008,142
                                                 ------------
                                                    3,861,624
                                                 ------------
                HOUSEHOLD PRODUCTS - 0.9%
        60,200  Unicharm Corp.                      1,431,155
                                                 ------------
                INDUSTRIAL CONGLOMERATES - 0.3%
        89,000  Keihan Electric Railway Co., Ltd.     518,503
                                                 ------------
                LEISURE PRODUCTS - 0.6%
         7,400  Shimano, Inc.                       1,009,764
                                                 ------------
                MACHINERY - 3.2%
       318,000  Kawasaki Heavy Industries Ltd.      1,483,662
       161,000  Minebea Co., Ltd.                   2,658,667
       180,000  Sumitomo Heavy Industries Ltd.      1,050,129
                                                 ------------
                                                    5,192,458
                                                 ------------
                MARINE - 2.2%
       652,000  Mitsui OSK Lines Ltd.               2,088,361
       513,000  Nippon Yusen K.K.                   1,429,366
                                                 ------------
                                                    3,517,727
                                                ------------


Page 58                 See Notes to Financial Statements

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (CONTINUED)
                MEDIA - 0.7%
        11,600  Dentsu, Inc.                     $    600,923
        39,200  Fuji Media Holdings, Inc.             520,489
                                                 ------------
                                                    1,121,412
                                                 ------------
                METALS & MINING - 4.8%
        27,000  Hitachi Metals Ltd.                   414,977
        65,100  JFE Holdings, Inc.                  1,444,982
       840,000  Kobe Steel Ltd.                     1,413,899
       145,000  Mitsubishi Materials Corp.            556,849
       778,000  Nippon Steel & Sumitomo Metal
                  Corp.                             2,017,708
       129,000  Sumitomo Metal Mining Co., Ltd.     1,964,224
                                                 ------------
                                                    7,812,639
                                                 ------------
                MULTILINE RETAIL - 1.9%
        41,800  Don Quijote Holdings Co., Ltd.      1,779,450
        13,700  Izumi Co., Ltd.                       578,739
         4,000  Ryohin Keikaku Co., Ltd.              775,912
                                                 ------------
                                                    3,134,101
                                                 ------------
                OIL, GAS & CONSUMABLE FUELS
                  - 1.8%
       217,200  Inpex Corp.                         2,469,533
       124,500  JX Holdings, Inc.                     537,328
                                                 ------------
                                                    3,006,861
                                                 ------------
                PAPER & FOREST PRODUCTS - 0.7%
       270,000  Oji Holdings Corp.                  1,173,673
                                                 ------------
                PHARMACEUTICALS - 1.3%
        64,700  Otsuka Holdings Co., Ltd.           2,063,623
                                                 ------------
                REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 1.4%
       166,300  Tokyo Tatemono Co., Ltd.            2,310,005
                                                 ------------
                ROAD & RAIL - 1.9%
       381,000  Nippon Express Co., Ltd.            1,874,102
        20,400  West Japan Railway Co.              1,305,994
                                                 ------------
                                                    3,180,096
                                                 ------------
                SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 2.1%
        18,100  Disco Corp.                         1,498,165
        31,800  Tokyo Electron Ltd.                 2,012,948
                                                 ------------
                                                    3,511,113
                                                 ------------
                SPECIALTY RETAIL - 1.5%
       603,100  Yamada Denki Co., Ltd.              2,414,667
                                                 ------------
                TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS - 5.7%
        79,500  Brother Industries Ltd.             1,126,388
        30,600  Canon, Inc.                           995,747
        31,600  FUJIFILM Holdings Corp.             1,129,245
       132,300  Konica Minolta, Inc.                1,544,770
       158,000  NEC Corp.                             478,964
       238,100  Ricoh Co., Ltd.                     2,470,785
        91,900  Seiko Epson Corp.                   1,630,223
                                                 ------------
                                                    9,376,122
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                TEXTILES, APPAREL & LUXURY
                  GOODS - 1.3%
        80,700  Asics Corp.                      $  2,086,984
                                                 ------------
                TRADING COMPANIES &
                  DISTRIBUTORS - 6.9%
       226,400  ITOCHU Corp.                        2,991,288
       403,500  Marubeni Corp.                      2,315,464
        88,200  MISUMI Group, Inc.                  1,252,536
       105,500  Mitsubishi Corp.                    2,320,595
       180,400  Mitsui & Co., Ltd.                  2,450,586
                                                 ------------
                                                   11,330,469
                                                 ------------
                TRANSPORTATION INFRASTRUCTURE
                  - 0.4%
        12,300  Japan Airport Terminal Co., Ltd.      670,352
                                                 ------------
                WIRELESS TELECOMMUNICATION
                  SERVICES - 1.2%
        99,200  NTT DOCOMO, Inc.                    1,899,945
                                                 ------------
                TOTAL COMMON STOCKS               163,515,758
                (Cost $160,899,973)              ------------

                MONEY MARKET FUNDS - 1.3%
     2,123,067  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (b) (c)                     2,123,067
                                                 ------------
                TOTAL MONEY MARKET FUNDS            2,123,067
                (Cost $2,123,067)                ------------


  PRINCIPAL
    VALUE       DESCRIPTION                             VALUE
-------------------------------------------------------------
                REPURCHASE AGREEMENTS - 0.9%
$      395,564  JPMorgan Chase & Co., 0.07% (b),
                  dated 6/30/15, due 7/1/15, with
                  a maturity value of $395,565.
                  Collateralized by U.S. Treasury
                  Notes, interest rates of 1.0%
                  to 1.5%, due 2/28/19 to
                  8/31/19. The value of the
                  collateral including accrued
                  interest is $405,011. (c)           395,564
     1,133,884  RBC Capital Markets LLC,
                  0.06% (b), dated 6/30/15, due
                  7/1/15, with a maturity value
                  of $1,133,886. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 0.875% to
                  1.500%, due 11/15/17 to
                  11/30/19. The value of the
                  collateral including accrued
                  interest is $1,158,283. (c)       1,133,884
                                                 ------------
                TOTAL REPURCHASE AGREEMENTS         1,529,448
                (Cost $1,529,448)                ------------

                TOTAL INVESTMENTS - 102.1%        167,168,273
                (Cost $164,552,488) (d)

                NET OTHER ASSETS AND
                  LIABILITIES - (2.1%)             (3,467,163)
                                                 ------------
                NET ASSETS - 100.0%              $163,701,110
                                                 ============


                        See Notes to Financial Statements                Page 59

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

JUNE 30, 2015 (UNAUDITED)

(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $4,230,202 and the total value of the collateral held by the Fund is $3,652,515.

(b)   Interest rate shown reflects yield as of June 30, 2015.

(c)   This security serves as collateral for securities on loan.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,467,178 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,851,393.

----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks*         $163,515,758   $163,515,758   $        --   $         --
Money Market
  Funds                   2,123,067      2,123,067            --             --
Repurchase
  Agreements              1,529,448             --     1,529,448             --
                       --------------------------------------------------------
Total Investments      $167,168,273   $165,638,825   $ 1,529,448   $         --
                       ========================================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $26,501,149 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing serve due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014, exceeding a certain threshold.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the Statements
  of Assets and Liabilities(1)                   $  4,230,202
Non-cash Collateral(2)                             (3,652,515)
                                                 ------------
Net Amount                                       $    577,687
                                                 ============

(1) The amount presented on the Statement of Assets and Liabilities is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On June 30, 2015, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, market movement from June 29 to June 30 reduced the collateral value below the value of the related securities loaned. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the Statements
  of Assets and Liabilities(3)                   $  1,529,448
Non-cash Collateral(4)                             (1,529,448)
                                                 ------------
Net Amount                                       $         --
                                                 ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2015, the value of the collateral from each seller exceeded the value of the repurchase agreements.

COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
Japan                                                   99.9%
United States                                            2.2
-------------------------------------------------------------
TOTAL INVESTMENTS                                      102.1
NET OTHER ASSETS AND LIABILITIES                        (2.1)
                                                      -------
TOTAL                                                  100.0%
                                                      =======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 60                 See Notes to Financial Statements

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS - 100.0%
                AEROSPACE & DEFENSE - 6.1%
         2,225  Korea Aerospace Industries, Ltd. $    158,579
                                                 ------------
                AIR FREIGHT & LOGISTICS - 1.3%
           182  Hyundai Glovis Co., Ltd.               32,959
                                                 ------------
                AUTO COMPONENTS - 5.5%
         1,464  Halla Visteon Climate Control
                  Corp.                                50,596
           672  Hankook Tire Co., Ltd.                 25,303
           300  Hyundai Mobis Co., Ltd.                57,017
           101  Hyundai Wia Corp.                       9,326
                                                 ------------
                                                      142,242
                                                 ------------
                AUTOMOBILES - 5.1%
           524  Hyundai Motor Co.                      63,888
         1,693  Kia Motors Corp.                       68,755
                                                 ------------
                                                      132,643
                                                 ------------
                BANKS - 5.4%
         1,107  Hana Financial Group, Inc.             28,830
         2,512  Industrial Bank of Korea               32,542
           980  KB Financial Group, Inc.               32,419
         5,313  Woori Bank                             46,678
                                                 ------------
                                                      140,469
                                                 ------------
                CHEMICALS - 5.0%
           294  LG Chem Ltd.                           73,404
           221  Lotte Chemical Corp.                   57,259
                                                 ------------
                                                      130,663
                                                 ------------
                COMMERCIAL SERVICES & SUPPLIES
                  - 2.7%
           667  KEPCO Plant Service &
                  Engineering Co., Ltd.                70,560
                                                 ------------
                CONSTRUCTION & ENGINEERING
                  - 0.6%
           421  Hyundai Engineering &
                  Construction Co., Ltd.               15,493
                                                 ------------
                CONSUMER FINANCE - 0.5%
           401  Samsung Card Co., Ltd.                 13,301
                                                 ------------
                DIVERSIFIED FINANCIAL SERVICES
                  - 0.0%
           196  Neo Holdings Co., Ltd. (a) (b)              0
                                                 ------------
                DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 2.7%
         1,134  KT Corp. (a)                           28,923
         4,620  LG Uplus Corp.                         40,839
                                                 ------------
                                                       69,762
                                                 ------------
                ELECTRIC UTILITIES - 3.3%
         2,074  Korea Electric Power Corp.             85,158
                                                 ------------
                ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  - 1.4%
         1,579  LG Display Co., Ltd.                   36,593
                                                 ------------
                FOOD & STAPLES RETAILING - 2.1%
           262  E-Mart Co., Ltd.                       54,258
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                FOOD PRODUCTS - 1.5%
            58  CJ CheilJedang Corp.             $     22,931
            17  Orion Corp.                            15,972
                                                 ------------
                                                       38,903
                                                 ------------
                GAS UTILITIES - 2.1%
         1,430  Korea Gas Corp.                        55,382
                                                 ------------
                HOUSEHOLD DURABLES - 2.3%
           421  Coway Co., Ltd.                        34,497
           599  LG Electronics, Inc.                   25,346
                                                 ------------
                                                       59,843
                                                 ------------
                HOUSEHOLD PRODUCTS - 3.0%
           114  LG Household & Health Care Ltd.        79,104
                                                 ------------
                INDUSTRIAL CONGLOMERATES - 8.1%
           454  CJ Corp.                              120,475
           579  LG Corp.                               32,079
           325  SK Holdings Co., Ltd.                  57,690
                                                 ------------
                                                      210,244
                                                 ------------
                INSURANCE - 11.4%
         1,610  Dongbu Insurance Co., Ltd.             81,550
        10,682  Hanwha Life Insurance Co., Ltd.        75,941
           251  Samsung Fire & Marine
                  Insurance Co., Ltd.                  66,156
           760  Samsung Life Insurance Co., Ltd.       73,244
                                                 ------------
                                                      296,891
                                                 ------------
                IT SERVICES - 1.6%
           166  SK C&C Co., Ltd.                       41,148
                                                 ------------
                MACHINERY - 0.4%
           950  Daewoo Shipbuilding & Marine
                  Engineering Co., Ltd.                11,327
                                                 ------------
                METALS & MINING - 6.0%
         1,395  Hyundai Steel Co.                      84,667
            44  Korea Zinc Co., Ltd.                   21,498
           257  POSCO                                  51,609
                                                 ------------
                                                      157,774
                                                 ------------
                MULTILINE RETAIL - 2.1%
           260  Lotte Shopping Co., Ltd.               54,660
                                                 ------------
                OIL, GAS & CONSUMABLE FUELS
                  - 0.7%
           443  GS Holdings Corp.                      19,758
                                                 ------------
                PERSONAL PRODUCTS - 8.0%
           320  Amorepacific Corp.                    119,916
           530  AMOREPACIFIC Group                     88,852
                                                 ------------
                                                      208,768
                                                 ------------
                ROAD & RAIL - 3.0%
           452  CJ Korea Express Co., Ltd. (a)         78,612
                                                 ------------
                SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 2.2%
         1,484  SK Hynix, Inc.                         56,276
                                                 ------------
                TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS - 2.9%
            67  Samsung Electronics Co., Ltd.          76,163
                                                 ------------


                        See Notes to Financial Statements                Page 61

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (CONTINUED)
                TOBACCO - 0.8%
           233  KT&G Corp.                       $     19,823
                                                 ------------
                TRADING COMPANIES &
                  DISTRIBUTORS - 0.5%
           563  Daewoo International Corp.             13,022
                                                 ------------
                WIRELESS TELECOMMUNICATION
                  SERVICES - 1.7%
           198  SK Telecom Co., Ltd.                   44,377
                                                 ------------
                TOTAL INVESTMENTS - 100.0%          2,604,755
                (Cost $2,253,088) (c)

                NET OTHER ASSETS AND
                  LIABILITIES - (0.0%)                   (597)
                                                 ------------
                NET ASSETS - 100.0%              $  2,604,158
                                                 ============

(a)   Non-income producing security.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2015, securities noted as such are valued at $0 or 0.00% of net assets.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $546,461 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $194,794.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks:
  Diversified
    Financial Services $         --*  $         --   $        --*  $         --
Other Industry
  Categories**            2,604,755      2,604,755            --             --
                       --------------------------------------------------------
Total Investments      $  2,604,755   $  2,604,755   $        --*  $         --
                       ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $1,653,962 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014, exceeding a certain threshold.


COUNTRY ALLOCATION***                         % OF NET ASSETS
-------------------------------------------------------------
South Korea                                           100.0%
-------------------------------------------------------------
TOTAL INVESTMENTS                                     100.0
NET OTHER ASSETS AND LIABILITIES                       (0.0)+
                                                     -------
TOTAL                                                 100.0%
                                                     =======

*     Investment is valued at $0.
**    See Portfolio of Investments for industry breakout.
*** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index. + Amount is less than 0.1%.


Page 62                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) - 99.8%
                AUSTRALIA - 2.9%
        25,551  Ansell Ltd.                      $    474,907
         8,156  BHP Billiton Ltd.                     170,219
         6,714  Caltex Australia Ltd.                 164,989
       231,555  Federation Centres                    521,676
       598,577  Fortescue Metals Group Ltd. (b)       882,099
        11,726  Orica Ltd.                            192,524
       376,029  Qantas Airways Ltd. (c)               916,796
         3,490  Ramsay Health Care Ltd.               165,521
       188,216  Scentre Group                         544,568
        27,189  Woodside Petroleum Ltd.               718,066
                                                 ------------
                                                    4,751,365
                                                 ------------
                AUSTRIA - 0.7%
         3,732  ams AG                                163,259
        13,060  OMV AG                                359,339
        14,686  Voestalpine AG (b)                    611,193
                                                 ------------
                                                    1,133,791
                                                 ------------
                BELGIUM - 0.5%
         9,968  Delhaize Group                        823,016
                                                 ------------
                BERMUDA - 1.8%
       104,192  Cheung Kong Infrastructure
                  Holdings Ltd.                       808,503
       206,069  Kerry Properties Ltd.                 808,161
        58,632  Orient Overseas International Ltd.    301,043
        95,418  Seadrill Ltd.                         994,286
                                                 ------------
                                                    2,911,993
                                                 ------------
                CANADA - 7.2%
        54,970  Air Canada (c)                        581,388
        10,433  ARC Resources Ltd. (b)                178,756
        45,337  Baytex Energy Corp. (b)               705,283
         7,775  Canadian Apartment Properties
                  REIT                                171,809
        11,696  Canadian Natural Resources Ltd.       317,450
        92,193  Canadian Oil Sands Ltd.               745,516
         1,593  CCL Industries, Inc., Class B         195,394
         4,226  CGI Group, Inc., Class A (c)          165,284
         1,556  Constellation Software, Inc.          617,741
        16,078  Crescent Point Energy Corp. (b)       329,927
         6,413  Dollarama, Inc.                       388,682
        80,278  Encana Corp.                          885,051
         1,279  Fairfax Financial Holdings Ltd.       630,673
        59,160  First Quantum Minerals Ltd.           773,485
        34,634  Hudson's Bay Co.                      769,490
         8,782  Husky Energy, Inc.                    167,976
         4,491  Imperial Oil Ltd.                     173,491
         5,814  Linamar Corp.                         377,607
        19,845  Metro, Inc.                           532,590
        23,089  SNC-Lavalin Group, Inc.               775,672
        13,062  Teck Resources Ltd., Class B          129,470
        11,846  Tourmaline Oil Corp. (c)              355,854
         3,629  Valeant Pharmaceuticals
                  International, Inc. (c)             805,034
        79,048  Whitecap Resources, Inc. (b)          834,149
                                                 ------------
                                                   11,607,772
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                CAYMAN ISLANDS - 0.6%
        70,460  CK Hutchison Holdings Ltd.       $  1,039,873
                                                 ------------
                DENMARK - 1.0%
           343  AP Moeller - Maersk A.S.,
                  Class B                             621,223
         7,152  Genmab A.S. (c)                       622,015
         3,937  Pandora A.S.                          423,004
                                                 ------------
                                                    1,666,242
                                                 ------------
                FINLAND - 1.3%
        43,105  Fortum OYJ                            766,006
         8,393  Kesko OYJ, Class B                    292,030
        13,681  Neste OYJ                             348,667
        23,475  Nokia OYJ                             159,382
        45,079  Outokumpu OYJ (c)                     227,058
        18,422  UPM-Kymmene OYJ                       325,934
                                                 ------------
                                                    2,119,077
                                                 ------------
                FRANCE - 3.0%
        20,504  Faurecia                              843,264
        32,117  Peugeot S.A. (c)                      660,435
         1,969  Renault S.A.                          205,070
           844  Sartorius Stedim Biotech              232,834
        26,564  SCOR SE                               937,163
        30,346  Societe Television Francaise 1        523,369
         4,801  Valeo S.A.                            756,561
        28,870  Vivendi S.A. (b)                      728,202
                                                 ------------
                                                    4,886,898
                                                 ------------
                GERMANY - 5.2%
         9,104  Axel Springer SE                      477,944
         1,433  Bayerische Motoren Werke AG           156,850
           758  Continental AG                        179,363
         7,440  Daimler AG                            677,162
        19,578  Deutsche Telekom AG                   337,220
         8,142  Duerr AG                              758,483
         6,464  Fresenius Medical Care AG &
                  Co. KGaA                            533,561
        12,010  Fresenius SE & Co. KGaA               770,557
         5,205  Hannover Rueck SE                     503,625
         3,444  Krones AG                             359,996
        11,636  KUKA AG (b)                           969,297
         1,828  MTU Aero Engines AG                   171,942
         1,663  Muenchener Rueckversicherungs-
                  Gesellschaft AG in Muenchen         294,785
         7,299  Porsche Automobil Holding SE
                  (Preference Shares)                 614,935
         3,652  ProSiebenSat.1 Media AG               180,364
        36,080  RHOEN-KLINIKUM AG                     967,986
         2,020  Volkswagen AG (Preference
                  Shares)                             468,415
                                                 ------------
                                                    8,422,485
                                                 ------------
                HONG KONG - 5.5%
       370,135  Fosun International Ltd.              870,002
       117,787  Hang Lung Group Ltd.                  518,159
       255,450  Hang Lung Properties Ltd.             761,254
        84,555  Henderson Land Development
                  Co., Ltd.                           580,859
       204,050  Hysan Development Co., Ltd.           883,162


                        See Notes to Financial Statements                Page 63

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) (CONTINUED)
                HONG KONG (CONTINUED)
       145,591  Link REIT                        $    853,650
       464,082  New World Development Co.,
                  Ltd.                                609,472
        87,718  Power Assets Holdings Ltd.            800,055
       330,362  Sino Land Co., Ltd.                   553,192
       410,855  SJM Holdings Ltd.                     443,635
        23,541  Sun Hung Kai Properties Ltd.          382,351
       128,596  Wharf Holdings Ltd.                   856,029
       174,767  Wheelock & Co., Ltd.                  892,824
                                                 ------------
                                                    9,004,644
                                                 ------------
                IRELAND - 0.5%
         2,542  ICON PLC (c)                          171,077
        25,540  Smurfit Kappa Group PLC               703,574
                                                 ------------
                                                      874,651
                                                 ------------
                ITALY - 1.2%
        21,949  Brembo S.p.A.                         936,216
        60,254  Finmeccanica S.p.A. (c)               757,725
        10,796  Pirelli & C. S.p.A.                   182,224
                                                 ------------
                                                    1,876,165
                                                 ------------
                JAPAN - 37.5%
         3,000  ABC-Mart, Inc.                        183,601
        20,000  Air Water, Inc.                       366,221
         9,900  Aisin Seiki Co., Ltd.                 421,449
        37,000  Alps Electric Co., Ltd.             1,141,275
        37,000  Asahi Kasei Corp.                     303,987
        19,700  Asics Corp.                           509,462
         8,900  Bridgestone Corp.                     329,246
        44,900  Brother Industries Ltd.               636,161
         8,200  Calbee, Inc.                          345,729
        18,900  Casio Computer Co., Ltd. (b)          373,105
        17,600  Century Tokyo Leasing Corp.           569,482
         3,400  Cosmos Pharmaceutical Corp.           461,168
        15,600  CyberAgent, Inc.                      740,581
        23,400  Daihatsu Motor Co., Ltd.              333,261
         5,300  Disco Corp.                           438,689
        17,600  Don Quijote Holdings Co., Ltd.        749,242
        42,000  Dowa Holdings Co., Ltd.               396,715
           800  FANUC Corp.                           163,942
         5,000  FUJIFILM Holdings Corp.               178,678
        52,000  Fujitsu Ltd.                          290,794
        16,800  Hakuhodo DY Holdings, Inc.            179,963
        91,700  Haseko Corp.                        1,081,953
        25,100  Hitachi Chemical Co., Ltd.            452,840
         5,500  Honda Motor Co., Ltd.                 178,030
        11,000  Hoshizaki Electric Co., Ltd.          647,138
        48,700  Inpex Corp.                           553,712
        43,300  Isetan Mitsukoshi Holdings Ltd.       774,118
        66,100  ITOCHU Corp.                          873,340
        22,800  J Front Retailing Co., Ltd.           429,229
        23,000  Japan Airlines Co., Ltd.              802,468
        11,800  Japan Airport Terminal Co., Ltd.      643,102
        24,300  JFE Holdings, Inc.                    539,371
         9,000  JGC Corp.                             170,021
        19,000  Kaken Pharmaceutical Co., Ltd.        663,684
        10,700  Kao Corp.                             497,733


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                JAPAN (CONTINUED)
       106,000  Kawasaki Heavy Industries Ltd.$       494,554
        36,800  Kewpie Corp.                          779,390
        23,000  Kikkoman Corp.                        718,838
        14,000  Kinden Corp.                          185,202
       194,000  Kobe Steel Ltd.                       326,543
        17,600  Konica Minolta, Inc.                  205,502
        16,200  Kose Corp.                          1,331,634
        13,200  Kuraray Co., Ltd. (b)                 161,461
         8,401  M3, Inc.                              169,002
         6,700  Mabuchi Motor Co., Ltd.               423,728
        30,900  Marubeni Corp.                        177,318
        47,200  Marui Group Co., Ltd.                 637,895
        26,400  Mazda Motor Corp.                     517,279
         5,900  MEIJI Holdings Co., Ltd.              761,695
        53,100  MISUMI Group, Inc.                    754,078
       153,900  Mitsubishi Chemical Holdings
                  Corp.                               968,909
        17,800  Mitsubishi Corp.                      391,532
       106,000  Mitsubishi Materials Corp.            407,076
        59,400  Mitsubishi Motors Corp.               505,738
        40,000  Mitsui & Co., Ltd.                    543,367
       167,000  Mitsui Chemicals, Inc.                620,869
       158,000  Mitsui OSK Lines Ltd.                 506,075
        12,800  MS&AD Insurance Group
                  Holdings, Inc.                      398,794
         2,600  Murata Manufacturing Co., Ltd.        453,781
        12,400  Nabtesco Corp.                        311,051
        95,000  Nippon Express Co., Ltd.              467,296
         4,900  Nippon Paint Holdings Co., Ltd.       138,330
        49,000  Nippon Shokubai Co., Ltd.             671,030
       142,000  Nippon Steel & Sumitomo Metal
                  Corp.                               368,271
        17,400  Nippon Telegraph & Telephone
                  Corp.                               630,330
        62,000  Nippon Yusen K.K.                     172,750
        35,100  Nissan Motor Co., Ltd.                365,670
        30,400  Nisshin Seifun Group, Inc.            404,389
         2,600  Nitori Holdings Co., Ltd.             212,019
         5,400  Nitto Denko Corp.                     443,878
        29,700  NOK Corp.                             922,172
        12,200  NSK Ltd.                              188,505
       169,000  NTN Corp.                           1,063,284
         4,100  NTT Data Corp.                        179,229
        10,300  NTT DOCOMO, Inc.                      197,273
        44,000  Oji Holdings Corp.                    191,265
        25,500  ORIX Corp.                            379,422
        85,000  Osaka Gas Co., Ltd.                   335,666
        11,400  Otsuka Holdings Co., Ltd.             363,606
        19,100  Pigeon Corp.                          601,630
         6,700  Pola Orbis Holdings, Inc.             379,385
        20,300  Rakuten, Inc.                         328,008
        49,300  Ricoh Co., Ltd.                       511,590
         3,700  Ryohin Keikaku Co., Ltd.              717,719
        24,600  Santen Pharmaceutical Co., Ltd.       348,342
        50,400  Seiko Epson Corp.                     894,051
        26,200 Sohgo Security Services Co., Ltd. 1,033,999 28,800 Sompo Japan Nipponkoa
                  Holdings, Inc.                    1,056,953


Page 64                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) (CONTINUED)
                JAPAN (CONTINUED)
        33,700  Sony Corp.                       $    953,161
       174,000  Sumitomo Chemical Co., Ltd.         1,046,403
        54,600  Sumitomo Electric Industries Ltd.     846,314
       109,000  Sumitomo Heavy Industries Ltd.        635,911
        49,000  Sumitomo Metal Mining Co., Ltd.       746,100
        48,500  Sumitomo Rubber Industries Ltd.       751,763
         6,900  Sundrug Co., Ltd.                     411,006
        12,500  Suntory Beverage & Food Ltd           497,916
         6,400  Sysmex Corp.                          381,746
        59,000  Taiheiyo Cement Corp.                 172,587
        65,600  Taiyo Nippon Sanso Corp.              793,836
        10,100  TDK Corp.                             773,273
       211,000  Teijin Ltd.                           818,932
        15,700  Tohoku Electric Power Co., Inc.       212,694
        57,000  Tokyo Gas Co., Ltd.                   302,733
        49,000  Tokyo Tatemono Co., Ltd.              680,639
        21,000  Toray Industries, Inc.                177,681
       142,000  Tosoh Corp.                           882,968
        12,000  TOTO Ltd.                             216,301
        12,200  Toyo Seikan Group Holdings Ltd.       195,583
        24,000  Toyoda Gosei Co., Ltd.                579,091
         6,700  Toyota Tsusho Corp.                   179,838
        11,700  Tsuruha Holdings, Inc.                911,068
         2,500  Yakult Honsha Co., Ltd.               148,302
       217,100  Yamada Denki Co., Ltd. (b)            869,216
        30,700  Yamaha Corp.                          619,594
        29,600  Yamaha Motor Co., Ltd.                647,458
         7,800  Yamato Holdings Co., Ltd.             151,016
        50,000  Yamazaki Baking Co., Ltd.             833,027
        34,500  Yokohama Rubber (The) Co., Ltd.       692,904
                                                 ------------
                                                   60,865,924
                                                 ------------
                LUXEMBOURG - 1.0%
         6,620  Altice S.A. (c)                       911,837
         7,432  Millicom International Cellular
                  S.A.                                548,221
        12,780  Tenaris S.A.                          172,113
                                                 ------------
                                                    1,632,171
                                                 ------------
                NETHERLANDS - 1.6%
        10,933  Boskalis Westminster N.V.             535,082
        38,115  GrandVision N.V. (c)                  941,634
         3,572  NXP Semiconductor N.V. (c)            350,771
        11,820  Randstad Holding N.V.                 769,699
                                                 ------------
                                                    2,597,186
                                                 ------------
                NEW ZEALAND - 0.1%
        93,904  Meridian Energy Ltd.                  137,450
                                                 ------------
                NORWAY - 0.3%
        10,570  Yara International ASA                550,579
                                                 ------------
                PORTUGAL - 0.1%
        81,454  Banco Espirito Santo
                  S.A. (c) (d) (e)                          0
        24,760  NOS SGPS S.A.                         198,029
                                                 ------------
                                                      198,029
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                SINGAPORE - 1.9%
       278,600  CapitaLand Commercial Trust      $    322,691
        42,427  Flextronics International Ltd.
                  (c)                                 479,849
       279,400  Frasers Centrepoint Ltd.              368,218
        27,300  Keppel Corp., Ltd.                    166,615
       614,700  Keppel REIT                           522,576
       123,900  Olam International Ltd. (b)           172,946
       116,500  Sembcorp Industries Ltd.              336,478
       128,694  UOL Group Ltd.                        661,219
                                                 ------------
                                                    3,030,592
                                                 ------------
                SOUTH KOREA - 11.1%
         2,371  Amorepacific Corp.                    888,501
         5,303  AMOREPACIFIC Group                    889,023
         8,535  Celltrion, Inc. (c)                   596,826
        17,541  Hankook Tire Co., Ltd.                660,471
         5,390  Hanssem Co., Ltd.                   1,357,829
         2,294  Hyosung Corp.                         296,146
         2,669  Hyundai Department Store Co.,
                  Ltd.                                351,735
        17,445  Hyundai Development Co.-
                  Engineering & Construction        1,035,330
         4,034  Hyundai Mobis Co., Ltd.               766,693
         5,901  Hyundai Motor Co.                     719,473
        10,897  Hyundai Steel Co.                     661,372
         5,622  Hyundai Wia Corp.                     519,132
        21,999  Kia Motors Corp.                      893,410
        14,105  Korea Aerospace Industries, Ltd.    1,005,287
        12,970  Korea Electric Power Corp.            532,544
        14,731  Korea Gas Corp.                       570,513
         1,760  LG Chem Ltd.                          439,428
         9,733  LG Corp.                              539,244
        25,415  LG Display Co., Ltd.                  588,980
         3,376  LG Electronics, Inc.                  142,855
           946  LG Household & Health Care
                  Ltd.                                656,420
        18,079  LG Uplus Corp.                        159,809
         1,675  Lotte Shopping Co., Ltd.              352,134
           813  POSCO                                 163,263
        14,534  Samsung Card Co., Ltd.                482,100
        10,345  Samsung Electro-Mechanics Co.,
                  Ltd.                                473,916
           690  Samsung Electronics Co., Ltd.         784,365
        17,464  SK Hynix, Inc.                        662,268
         2,919  SK Telecom Co., Ltd.                  654,220
        21,202  Woori Bank                            186,274
                                                 ------------
                                                   18,029,561
                                                 ------------
                SPAIN - 2.2%
        32,046  Acerinox S.A.                         443,366
        38,996  Almirall S.A.                         770,806
        11,058  Corp. Financiera Alba S.A.            512,845
        18,545  Endesa S.A.                           354,884
        70,932  Gamesa Corp. Tecnologica
                   S.A. (c)                         1,117,380
        19,256  Repsol S.A.                           338,114
                                                 ------------
                                                    3,537,395
                                                 ------------


                        See Notes to Financial Statements                Page 65

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                SWEDEN - 4.5%
        18,046  Assa Abloy AB, Class B           $    339,811
         5,535  Atlas Copco AB, Class A               154,903
        13,632  Axis Communications AB                542,988
        33,317  BillerudKorsnas AB                    523,677
        45,096  Boliden AB                            821,970
        31,765  Fastighets AB Balder, Class B (c)     490,086
        35,558  Hexpol AB                             366,524
        26,829  Investment AB Kinnevik, Class B       848,252
        22,489  Investor AB, Class B                  837,995
        15,679  Melker Schorling AB                   843,542
        62,486  Securitas AB, Class B                 826,126
        27,754  SKF AB, Class B                       633,097
                                                 ------------
                                                    7,228,971
                                                 ------------
                SWITZERLAND - 0.3%
         7,642  Pargesa Holding S.A.                  514,126
                                                 ------------
                UNITED KINGDOM - 7.8%
       100,125  3i Group PLC                          812,565
        12,191  Bellway PLC                           454,359
         4,576  Berkeley Group Holdings PLC           240,579
        26,649  BHP Billiton PLC                      522,984
        72,523  British Land Co., PLC                 904,207
       120,510  Capital & Counties Properties
                  PLC                                 824,057
        17,633  Derwent London PLC                    942,553
        19,839  Dialog Semiconductor PLC (c)        1,072,478
        74,400  Great Portland Estates PLC            907,152
        72,632  Hammerson PLC                         702,427
       173,493  Intu Properties PLC                   838,520
        38,032  John Wood Group PLC                   385,139
        63,453  Kingfisher PLC                        346,260
        48,185  Land Securities Group PLC             911,557
       115,856  Segro PLC                             738,713
        72,698  Shaftesbury PLC                       991,488
       273,874  Vodafone Group PLC                    989,101
                                                 ------------
                                                   12,584,139
                                                 ------------
                TOTAL COMMON STOCKS               162,024,095
                (Cost $158,741,272)              ------------

                MONEY MARKET FUNDS - 1.6%
     2,601,740  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class - 0.01%
                  (f) (g)                           2,601,740
                                                 ------------
                TOTAL MONEY MARKET FUNDS            2,601,740
                (Cost $2,601,740)                ------------


  PRINCIPAL
    VALUE       DESCRIPTION                             VALUE
-------------------------------------------------------------
                REPURCHASE AGREEMENTS - 1.2%
$      484,749  JPMorgan Chase & Co.,
                  0.07% (f), dated 6/30/15, due
                  7/1/15, with a maturity value
                  of $484,750. Collateralized by
                  U.S. Treasury Notes, interest
                  rates of 1.0% to 1.5%, due
                  2/28/19 to 8/31/19. The value
                  of the collateral including
                  accrued interest is
                  $496,326. (g)                  $    484,749
     1,389,532  RBC Capital Markets LLC,
                  0.06% (f), dated 6/30/15, due
                  7/1/15, with a maturity value
                  of $1,389,535. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 0.875% to
                  1.500%, due 11/15/17 to
                  11/30/19. The value of the
                  collateral including accrued
                  interest is $1,419,432. (g)       1,389,532
                                                 ------------
                TOTAL REPURCHASE AGREEMENTS         1,874,281
                (Cost $1,874,281)                ------------

                TOTAL INVESTMENTS - 102.6%        166,500,116
                (Cost $163,217,293) (h)

                NET OTHER ASSETS AND
                  LIABILITIES - (2.6%)             (4,196,952)
                                                 ------------
                NET ASSETS - 100.0%              $162,303,164
                                                 ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $4,238,611 and the total value of the collateral held by the Fund is $4,476,021.

(c)   Non-income producing security.

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2015, securities noted as such are valued at $0 or 0.0% of net assets.

(e)   This issuer has filed for protection in federal bankruptcy court.

(f)   Interest rate shown reflects yield as of June 30, 2015.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,070,713 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,787,890.


Page 66                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

JUNE 30, 2015 (UNAUDITED)

----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks:
  Portugal             $    198,029   $    198,029   $        --   $         --*
Other Country
  Categories**          161,826,066    161,826,066            --             --
                       --------------------------------------------------------
Total Common
  Stocks                162,024,095    162,024,095            --             --*
Money Market
  Funds                   2,601,740      2,601,740            --             --
Repurchase
  Agreements              1,874,281             --     1,874,281             --
                       --------------------------------------------------------
Total Investments      $166,500,116   $164,625,835   $ 1,874,281   $         --*
                       ========================================================

*     Investment is valued at $0.
**    See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $52,633,517 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2014
  Common Stocks                                  $         --*
Net Realized Gain (Loss)                                   --
Net Change in Unrealized
  Appreciation/Depreciation                                --
Purchases                                                  --
Sales                                                      --
Transfers In                                               --
Transfers Out                                              --
ENDING BALANCE AT JUNE 30, 2015
  Common Stocks                                            --*
                                                 ------------
Total Level 3 holdings                           $         --*
                                                 ============

*     Investment is valued at $0.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the Statements
  of Assets and Liabilities(1)                   $  4,238,611
Non-cash Collateral(2)                             (4,238,611)
                                                 ------------
Net Amount                                       $         --
                                                 ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2015, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the Statements
  of Assets and Liabilities(3)                   $  1,874,281
Non-cash Collateral(4)                             (1,874,281)
                                                 ------------
Net Amount                                       $         --
                                                 ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2015, the value of the collateral from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 67

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

JUNE 30, 2015 (UNAUDITED)

CURRENCY EXPOSURE
DIVERSIFICATION                        % OF TOTAL INVESTMENTS
-------------------------------------------------------------
Japanese Yen                                            36.6%
Euro                                                    16.8
South Korean Won                                        10.8
Hong Kong Dollar                                         7.2
Canadian Dollar                                          7.0
British Pound Sterling                                   6.9
Swedish Krona                                            4.7
US Dollar                                                3.3
Australian Dollar                                        2.8
Singapore Dollar                                         1.5
Danish Krone                                             1.0
Norwegian Krone                                          0.9
Swiss Franc                                              0.4
New Zealand Dollar                                       0.1
                                                      -------
TOTAL                                                  100.0%
                                                      =======


Page 68                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) - 99.3%
                BERMUDA - 1.8%
       466,274  COSCO Pacific Ltd.               $    631,600
       810,377  Hanergy Thin Film Power Group
                  Ltd. (b) (c) (d)                    226,860
     1,886,221  Kunlun Energy Co., Ltd.             1,919,911
       976,593  Nine Dragons Paper Holdings
                  Ltd.                                850,411
       809,418  Shenzhen International Holdings
                  Ltd.                              1,409,672
                                                 ------------
                                                    5,038,454
                                                 ------------
                BRAZIL - 13.0%
       440,894  Cia de Saneamento Basico do
                  Estado de Sao Paulo               2,339,825
       761,335  Cia Energetica de Minas Gerais
                  (Preference Shares)               2,904,195
       232,046  Cia Paranaense de Energia
                  (Preference Shares)               2,608,474
        86,372  Fibria Celulose S.A.                1,178,444
       384,261  Gerdau S.A. (Preference Shares)       925,707
     1,075,786  Itausa - Investimentos Itau S.A.
                  (Preference Shares)               3,082,967
       687,342  JBS S.A.                            3,616,775
        86,014  Lojas Renner S.A.                   3,126,172
       601,865  Petroleo Brasileiro S.A.
                  (Preference Shares) (b)           2,460,424
       163,810  Porto Seguro S.A.                   2,181,253
       340,790  Raia Drogasil S.A.                  4,393,189
       659,923  Suzano Papel e Celulose S.A.
                  (Preference Shares)               3,510,703
       157,805  Telefonica Brasil S.A.
                  (Preference Shares)               2,210,925
       120,438  Ultrapar Participacoes S.A.         2,545,038
                                                 ------------
                                                   37,084,091
                                                 ------------
                CAYMAN ISLANDS - 12.2%
        34,652  58.com, Inc., ADR (b)               2,219,807
       570,329  China Conch Venture Holdings
                  Ltd. (c)                          1,309,655
     5,091,881  China Hongqiao Group Ltd. (c)       4,795,264
       344,487  China Mengniu Dairy Co., Ltd.       1,715,424
     5,393,363  China Resources Cement
                  Holdings Ltd.                     2,991,848
     1,081,890  China Resources Land Ltd.           3,510,206
     4,538,447  Country Garden Holdings Co.,
                  Ltd.                              1,990,663
        31,809  Eurasia Drilling Co., Ltd., GDR       523,894
     6,054,968  Evergrande Real Estate Group
                  Ltd. (c)                          3,601,009
     1,185,337  Geely Automobile Holdings Ltd.        634,602
     1,293,979  Longfor Properties Co., Ltd.        2,056,598
     6,313,536  Semiconductor Manufacturing
                  International Corp. (b)             692,314
       135,155  Shenzhou International Group
                  Holdings Ltd.                       655,589
       871,618  Shimao Property Holdings Ltd.       1,724,896
     4,484,076  SOHO China Ltd.                     2,909,728
       704,035  Sunac China Holdings Ltd.             771,105


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                CAYMAN ISLANDS (CONTINUED)
        64,332  Tencent Holdings Ltd.            $  1,284,723
     2,147,596  WH Group Ltd (b)                    1,465,614
                                                 ------------
                                                   34,852,939
                                                 ------------
                CHILE - 0.2%
       222,449  Empresas CMPC S.A.                    604,425
                                                 ------------
                CHINA - 10.7%
     2,549,168  AviChina Industry & Technology
                  Co., Ltd., Class H                2,489,464
       626,870  Beijing Capital International
                  Airport Co., Ltd., Class H          722,980
     2,752,386  China Communications Services
                  Corp., Ltd., Class H              1,381,244
     2,415,652  China Machinery Engineering
                  Corp., Class H                    2,605,266
     2,591,879  China Molybdenum Co., Ltd.,
                  Class H                           1,912,592
     1,227,448  China National Building Material
                  Co., Ltd., Class H                1,159,113
     1,906,476  China Telecom Corp., Ltd.,
                  Class H                           1,119,062
     3,765,717  Chongqing Rural Commercial
                  Bank Co., Ltd., Class H           3,036,261
     1,903,119  Dongfeng Motor Group Co., Ltd.,
                  Class H                           2,548,442
     1,786,796  Guangzhou R&F Properties Co.,
                  Ltd., Class H (b)                 2,189,828
     6,009,049  People's Insurance Co., Group of
                  China Ltd., Class H               3,845,022
       618,377  PICC Property & Casualty Co.,
                  Ltd., Class H                     1,407,224
     2,113,893  Sinopec Engineering Group Co.,
                  Ltd., Class H                     1,958,028
       920,601  Zhejiang Expressway Co., Ltd.,
                  Class H                           1,277,895
       372,297  Zhuzhou CSR Times Electric
                  Co., Ltd., Class H                2,804,877
                                                 ------------
                                                   30,457,298
                                                 ------------
                COLOMBIA - 0.6%
     2,410,014  Ecopetrol S.A.                      1,600,376
                                                 ------------
                EGYPT - 0.2%
        85,470  Commercial International Bank
                  Egypt SAE                           634,580
                                                 ------------
                GREECE - 0.4%
     1,067,452  National Bank of Greece
                  S.A. (b) (d)                      1,231,896
                                                 ------------
                HONG KONG - 6.1%
       567,355  China Overseas Land &
                  Investment Ltd.                   2,009,133
     1,166,133  China Power International
                  Development Ltd.                    884,579
       242,953  China Resources Power Holdings
                  Co., Ltd.                           673,864
       716,144  China Taiping Insurance
                  Holdings Co., Ltd. (b)            2,572,984
       802,001  China Unicom Hong Kong Ltd.         1,260,183


                        See Notes to Financial Statements                Page 69

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) (CONTINUED)
                HONG KONG (CONTINUED)
       713,555  CITIC Ltd.                       $  1,283,222
     2,160,585  CNOOC Ltd.                          3,071,598
     8,060,169  Franshion Properties China Ltd.     2,880,284
       417,592  Lenovo Group Ltd.                     578,586
       198,395  Shanghai Industrial Holdings Ltd.     673,128
     2,019,392  Sino-Ocean Land Holdings Ltd.       1,534,431
                                                 ------------
                                                   17,421,992
                                                 ------------
                HUNGARY - 0.5%
        64,301  OTP Bank PLC                        1,272,720
                                                 ------------
                INDONESIA - 2.7%
     3,116,375  Bank Danamon Indonesia Tbk PT       1,005,094
     1,280,277  Bank Mandiri Persero Tbk PT           965,069
     4,421,160  Bank Negara Indonesia Persero
                  Tbk PT                            1,757,521
     1,804,684  Bank Rakyat Indonesia Persero
                  Tbk PT                            1,400,973
     1,632,517  Indofood CBP Sukses Makmur
                  Tbk PT                            1,527,519
       810,735  Matahari Department Store
                  Tbk PT                            1,006,388
                                                 ------------
                                                    7,662,564
                                                 ------------
                LUXEMBOURG - 0.8%
       135,202  Ternium S.A., ADR                   2,340,347
                                                 ------------
                MALAYSIA - 0.9%
     2,875,700  SapuraKencana Petroleum Bhd         1,798,742
     1,508,000  YTL Power International Bhd           639,491
                                                 ------------
                                                    2,438,233
                                                 ------------
                MEXICO - 2.0%
       921,008  Fibra Uno Administracion S.A.
                  de C.V.                           2,190,379
       144,148  Gruma S.A.B. de C.V., Class B       1,859,456
     1,282,938  OHL Mexico S.A.B. de C.V. (b)       1,665,146
                                                 ------------
                                                    5,714,981
                                                 ------------
                NETHERLANDS - 0.9%
       159,159  X5 Retail Group N.V., GDR (b)       2,649,997
                                                 ------------
                PHILIPPINES - 2.3%
        34,330  Ayala Corp.                           601,479
       376,600  JG Summit Holdings, Inc.              598,852
    15,083,200  Megaworld Corp.                     1,592,283
     1,619,080  San Miguel Corp.                    2,136,510
       163,490  Semirara Mining and Power Corp.       516,685
     1,366,700  SM Prime Holdings Inc                 605,603
       120,790  Universal Robina Corp.                519,700
                                                 ------------
                                                    6,571,112
                                                 ------------
                POLAND - 4.2%
       278,997  Energa S.A.                         1,687,338
        77,186  KGHM Polska Miedz S.A.              2,187,279
       242,989  Orange Polska S.A.                    527,338
       444,477  PGE Polska Grupa Energetyczna
                  S.A.                              2,179,829
       156,334  Polski Koncern Naftowy Orlen
                  S.A.                              3,069,718


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                POLAND (CONTINUED)
     1,263,110  Polskie Gornictwo Naftowe i
                  Gazownictwo S.A.               $  2,217,161
                                                 ------------
                                                   11,868,663
                                                 ------------
                RUSSIA - 13.6%
         1,424  AK Transneft OAO (Preference
                  Shares) (b) (d)                   3,478,395
     1,972,330  Alrosa AO (b) (d)                   2,251,642
    36,103,642  E.ON Russia JSC (b) (d)             1,987,542
     1,277,966  Gazprom OAO (b) (d)                 3,377,572
        26,251  Lukoil PJSC (b) (d)                 1,174,909
        15,642  Magnit PJSC (b) (d)                 3,231,008
    11,841,865  Magnitogorsk Iron & Steel Works
                  OJSC (b) (d)                      3,154,400
       181,418  Mobile TeleSystems PJSC, ADR        1,774,268
     2,246,957  Rostelecom OJSC (b) (d)             3,693,015
   202,290,132  RusHydro JSC (b) (d)                2,021,283
     1,129,193  Sberbank of Russia (b) (d)          1,480,423
       215,815  Severstal PAO (b) (d)               2,322,988
     5,057,251  Surgutneftegas OAO (b) (d)          3,033,344
       618,501  Tatneft OAO (b) (d)                 3,323,105
 1,785,998,929  VTB Bank JSC (b) (d)                2,557,550
                                                 ------------
                                                   38,861,444
                                                 ------------
                SINGAPORE - 1.2%
     3,311,400  Yangzijiang Shipbuilding
                  Holdings Ltd.                     3,478,955
                                                 ------------
                SOUTH AFRICA - 6.5%
       237,186  Discovery Ltd.                      2,465,635
       258,115  Growthpoint Properties Ltd.           561,378
       189,749  Kumba Iron Ore Ltd.                 2,354,472
       220,443  Liberty Holdings Ltd.               2,630,422
       127,665  Mondi Ltd.                          2,801,264
        36,099  MTN Group Ltd.                        678,748
       319,939  Rand Merchant Insurance
                  Holdings Ltd.                     1,116,867
       377,704  Sanlam Ltd.                         2,059,583
        89,774  Sasol Ltd.                          3,320,590
        97,332  Steinhoff International Holdings
                  Ltd.                                615,945
                                                 ------------
                                                   18,604,904
                                                 ------------
                TAIWAN - 12.3%
     1,356,975  Advanced Semiconductor
                  Engineering, Inc.                 1,838,356
     4,853,521  AU Optronics Corp.                  2,147,193
       174,791  Catcher Technology Co., Ltd.        2,186,693
     5,953,505  China Airlines Ltd. (b)             2,537,348
     3,668,086  Compal Electronics, Inc.            2,793,759
        92,884  Eclat Textile Co., Ltd.             1,523,256
     2,498,136  Eva Airways Corp. (b)               1,704,314
       591,667  Far Eastern New Century Corp.         627,056
       506,919  Feng TAY Enterprise Co., Ltd.       2,940,852
     1,360,194  Fubon Financial Holding Co., Ltd.   2,706,766
        21,173  Hermes Microvision, Inc.            1,379,304
     2,442,265  Innolux Corp.                       1,274,384
     2,288,712  Inotera Memories, Inc. (b)          1,824,768
        14,186  Largan Precision Co., Ltd.          1,620,692


Page 70                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) (CONTINUED)
                TAIWAN (CONTINUED)
     1,128,146  Pegatron Corp.                   $  3,301,677
       436,322  Pou Chen Corp.                        622,216
       733,619  Siliconware Precision Industries
                  Co., Ltd.                         1,123,450
     2,465,906  United Microelectronics Corp.       1,042,962
     2,475,487  Wan Hai Lines Ltd.                  1,965,659
                                                 ------------
                                                   35,160,705
                                                 ------------
                THAILAND - 1.5%
    18,488,000  IRPC PCL                            2,452,258
       182,600  PTT Exploration & Production
                  PCL                                 589,285
        77,700  Siam Cement PCL                     1,196,252
                                                 ------------
                                                    4,237,795
                                                 ------------
                TURKEY - 3.4%
       105,723  Arcelik A.S.                          573,960
       537,577  Emlak Konut Gayrimenkul
                  Yatirim Ortakligi A.S.              553,604
     1,570,141  Eregli Demir ve Celik Fabrikalari
                  TAS                               2,542,596
        77,173  Tupras Turkiye Petrol
                  Rafinerileri A.S. (b)             1,955,168
       738,458  Turk Hava Yollari AO (b)            2,424,697
       356,368  Turkcell Iletisim Hizmetleri A.S.   1,642,157
                                                 ------------
                                                    9,692,182
                                                 ------------
                UNITED KINGDOM - 0.8%
     1,095,968  Evraz PLC (b)                       2,121,553
                                                 ------------
                VIRGIN ISLANDS (BRITISH) - 0.5%
        61,475  Mail.ru Group Ltd., GDR (b)         1,281,754
                                                 ------------
                TOTAL COMMON STOCKS               282,883,960
                (Cost $299,556,559)              ------------

                MONEY MARKET FUNDS - 0.9%
     2,461,323  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class - 0.01%
                  (e) (f)                           2,461,323
                                                 ------------
                TOTAL MONEY MARKET FUNDS            2,461,323
                (Cost $2,461,323)                ------------


  PRINCIPAL
    VALUE       DESCRIPTION                             VALUE
-------------------------------------------------------------
                REPURCHASE AGREEMENTS - 0.6%
$      458,587  JPMorgan Chase & Co.,
                  0.07% (e), dated 6/30/15, due
                  7/1/15, with a maturity value
                  of $458,588. Collateralized by
                  U.S. Treasury Notes, interest
                  rates of 1.0% to 1.5%, due
                  2/28/19 to 8/31/19. The value
                  of the collateral including
                  accrued interest is
                  $469,539. (f)                       458,587

                REPURCHASE AGREEMENTS (CONTINUED)
$    1,314,538  RBC Capital Markets LLC,
                  0.06% (e), dated 6/30/15, due
                  7/1/15, with a maturity value
                  of $1,314,541. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 0.875% to
                  1.500%, due 11/15/17 to
                  11/30/19. The value of the
                  collateral including accrued
                  interest is $1,342,825. (f)    $  1,314,538
                                                 ------------
                TOTAL REPURCHASE AGREEMENTS         1,773,125
                (Cost $1,773,125)                ------------

                TOTAL INVESTMENTS - 100.8%        287,118,408
                (Cost $303,791,007) (g)

                NET OTHER ASSETS AND
                  LIABILITIES - (0.8%)             (2,222,879)
                                                 ------------
                NET ASSETS - 100.0%              $284,895,529
                                                 ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $3,876,029 and the total value of the collateral held by the Fund is $4,234,448.

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2015, securities noted as such are valued at $38,545,932 or 13.53% of net assets.

(e)   Interest rate shown reflects yield as of June 30, 2015.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,183,779 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $33,856,378.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt


                        See Notes to Financial Statements                Page 71

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

JUNE 30, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks:
  Bermuda              $    226,860   $         --   $   226,860   $         --
  Greece                  1,231,896             --     1,231,896             --
  Russia                 38,861,444      1,774,268    37,087,176             --
  Other Country
    Categories*         242,563,760    242,563,760            --             --
                       --------------------------------------------------------
Total Common
  Stocks                282,883,960    244,338,028    38,545,932             --
Money Market
  Funds                   2,461,323      2,461,323            --             --
Repurchase
  Agreements              1,773,125             --     1,773,125             --
                       --------------------------------------------------------
Total Investments      $287,118,408   $246,799,351   $40,319,057   $         --
                       ========================================================

*     See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $97,101,695 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the Statements
  of Assets and Liabilities(1)                   $  3,876,029
Non-cash Collateral(2)                             (3,876,029)
                                                 ------------
Net Amount                                       $         --
                                                 ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2015, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the Statements
  of Assets and Liabilities(3)                   $  1,773,125
Non-cash Collateral(4)                             (1,773,125)
                                                 ------------
Net Amount                                       $         --
                                                 ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2015, the value of the collateral from each seller exceeded the value of the repurchase agreements.


Page 72                 See Notes to Financial Statements

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                            VALUE
-------------------------------------------------------------
                COMMON STOCKS - 97.9%
                AIRLINES - 2.5%
       505,522  Deutsche Lufthansa AG (a)        $  6,517,816
                                                 ------------
                AUTO COMPONENTS - 1.8%
        19,910  Continental AG                      4,711,242
                                                 ------------
                AUTOMOBILES - 16.0%
        77,878  Bayerische Motoren Werke AG         8,524,212
       126,714  Daimler AG                         11,533,046
       130,123  Porsche Automobil Holding SE
                  (Preference Shares)              10,962,760
        47,324  Volkswagen AG (Preference
                  Shares)                          10,973,906
                                                 ------------
                                                   41,993,924
                                                 ------------
                CAPITAL MARKETS - 0.8%
        69,953  Deutsche Bank AG                    2,101,752
                                                 ------------
                CHEMICALS - 11.9%
        75,037  BASF SE                             6,593,687
       381,377  K+S AG                             16,065,356
       104,603  Symrise AG                          6,492,049
        19,196  Wacker Chemie AG (b)                1,981,701
                                                 ------------
                                                   31,132,793
                                                 ------------
                CONSTRUCTION MATERIALS - 3.6%
       118,878  HeidelbergCement AG                 9,426,940
                                                 ------------
                DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 0.9%
       131,912  Deutsche Telekom AG                 2,272,109
                                                 ------------
                ELECTRICAL EQUIPMENT - 2.9%
       160,054  OSRAM Licht AG                      7,664,727
                                                 ------------
                FOOD PRODUCTS - 3.7%
       584,319  Suedzucker AG (b)                   9,722,563
                                                 ------------
                HEALTH CARE PROVIDERS &
                  SERVICES - 6.5%
       113,035  Fresenius Medical Care AG &
                  Co. KGaA                          9,330,303
       121,490  Fresenius SE & Co. KGaA             7,794,752
                                                 ------------
                                                   17,125,055
                                                 ------------
                INSURANCE - 8.8%
        12,729  Allianz SE                          1,982,472
        93,256  Hannover Rueck SE                   9,023,248
        31,639  Muenchener Rueckversicherungs-
                  Gesellschaft AG in Muenchen       5,608,366
       207,501  Talanx AG                           6,370,897
                                                 ------------
                                                   22,984,983
                                                 ------------
                INTERNET SOFTWARE & SERVICES
                  - 3.2%
       186,512  United Internet AG                  8,291,324
                                                 ------------
                IT SERVICES - 2.8%
       191,783  Wirecard AG (b)                     7,344,349
                                                 ------------
                MACHINERY - 9.0%
        47,713  Duerr AG                            4,444,794
       110,148  KION Group AG                       5,276,651
       108,207  Krones AG                          11,310,698


SHARES          DESCRIPTION                            VALUE
-------------------------------------------------------------
                MACHINERY (CONTINUED)
         6,725  Rational AG                      $  2,470,007
                                                 ------------
                                                   23,502,150
                                                 ------------
                MEDIA - 6.5%
       174,501  Axel Springer SE                    9,161,003
       214,023  CTS Eventim AG & Co. KGaA           7,803,529
                                                 ------------
                                                   16,964,532
                                                 ------------
                MULTI-UTILITIES - 0.6%
       123,132  E.ON SE                             1,640,421
                                                 ------------
                PHARMACEUTICALS - 0.9%
        22,285  Merck KGaA                          2,220,595
                                                 ------------
                REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 6.0%
        65,335  Deutsche Annington Immobilien
                  SE                                1,842,820
       178,529  Deutsche Wohnen AG                  4,091,124
       140,975  LEG Immobilien AG                   9,794,584
                                                 ------------
                                                   15,728,528
                                                 ------------
                SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 1.9%
       395,212  Infineon Technologies AG            4,903,901
                                                 ------------
                SPECIALTY RETAIL - 2.4%
        92,723  Fielmann AG                         6,302,605
                                                 ------------
                TRADING COMPANIES &
                  DISTRIBUTORS - 1.6%
        75,162  Brenntag AG                         4,309,544
                                                 ------------
                TRANSPORTATION INFRASTRUCTURE
                  - 1.7%
        72,761  Fraport AG Frankfurt Airport
                  Services Worldwide                4,570,166
                                                 ------------
                WIRELESS TELECOMMUNICATION
                  SERVICES - 1.9%
       147,525  Freenet AG                          4,969,408
                                                 ------------
                TOTAL COMMON STOCKS               256,401,427
                (Cost $262,590,709)              ------------

                MONEY MARKET FUNDS - 2.9%
     7,645,794  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class - 0.01%
                  (c) (d)                           7,645,794
                                                 ------------
                TOTAL MONEY MARKET FUNDS            7,645,794
                (Cost $7,645,794)                ------------


                        See Notes to Financial Statements                Page 73

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

JUNE 30, 2015 (UNAUDITED)

PRINCIPAL
   VALUE        DESCRIPTION                            AMOUNT
-------------------------------------------------------------
                REPURCHASE AGREEMENTS - 2.1%
$    1,424,543  JPMorgan Chase & Co.,
                  0.07% (c), dated 6/30/15, due
                  7/1/15, with a maturity value
                  of $1,424,546. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.0% to 1.5%,
                  due 2/28/19 to 8/31/19. The
                  value of the collateral
                  including accrued interest is
                  $1,458,565. (d)                $  1,424,543
     4,083,451  RBC Capital Markets LLC,
                  0.06% (c), dated 6/30/15, due
                  7/1/15, with a maturity value
                  of $4,083,458. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 0.875% to
                  1.500%, due 11/15/17 to
                  11/30/19. The value of the
                  collateral including accrued
                  interest is $4,171,319. (d)       4,083,451
                                                 ------------
                TOTAL REPURCHASE AGREEMENTS         5,507,994
                (Cost $5,507,994)                ------------

                TOTAL INVESTMENTS - 102.9%        269,555,215
                (Cost $275,744,497) (e)

                NET OTHER ASSETS AND
                  LIABILITIES - (2.9%)             (7,506,534)
                                                 ------------
                NET ASSETS - 100.0%              $262,048,681
                                                 ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $12,370,811 and the total value of the collateral held by the Fund is $13,153,788.

(c)   Interest rate shown reflects yield as of June 30, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,740,445 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,929,727.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks*         $256,401,427   $256,401,427   $        --   $         --
Money Market
  Funds                   7,645,794      7,645,794            --             --
Repurchase
  Agreements              5,507,994             --     5,507,994             --
                       --------------------------------------------------------
Total Investments      $269,555,215   $264,047,221   $ 5,507,994   $         --
                       ========================================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $39,104,407 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


Page 74                 See Notes to Financial Statements

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

JUNE 30, 2015 (UNAUDITED)

OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the Statements
  of Assets and Liabilities(1)                   $ 12,370,811
Non-cash Collateral(2)                            (12,370,811)
                                                 ------------
Net Amount                                       $         --
                                                 ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2015, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the Statements
  of Assets and Liabilities(3)                   $  5,507,994
Non-cash Collateral(4)                             (5,507,994)
                                                 ------------
Net Amount                                       $         --
                                                 ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2015, the value of the collateral from each seller exceeded the value of the repurchase agreements.

COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
Germany                                                 97.9%
United States                                            5.0
-------------------------------------------------------------
TOTAL INVESTMENTS                                      102.9
NET OTHER ASSETS AND LIABILITIES                        (2.9)
                                                      -------
TOTAL                                                  100.0%
                                                      =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 75

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS - 99.8%
                AIRLINES - 3.7%
        56,211  Air Canada (a)                   $    594,513
                                                 ------------
                AUTO COMPONENTS - 7.4%
         9,404  Linamar Corp.                         610,771
        10,601  Magna International, Inc.             594,980
                                                 ------------
                                                    1,205,751
                                                 ------------
                CHEMICALS - 2.1%
         6,251  Methanex Corp.                        348,935
                                                 ------------
                COMMERCIAL SERVICES & SUPPLIES
                  - 0.8%
         4,775  Progressive Waste Solutions Ltd.      128,072
                                                 ------------
                CONTAINERS & PACKAGING - 4.0%
         5,301  CCL Industries, Inc., Class B         650,211
                                                 ------------
                ELECTRIC UTILITIES - 0.7%
         4,281  Fortis, Inc.                          120,238
                                                 ------------
                FOOD & STAPLES RETAILING - 15.0%
        17,129  Alimentation Couche-Tard, Inc.,
                  Class B                             732,748
         8,308  George Weston Ltd.                    652,601
        17,677  Jean Coutu Group PJC (The),
                  Inc., Class A                       328,348
        26,818  Metro, Inc.                           719,727
                                                 ------------
                                                    2,433,424
                                                 ------------
                FOOD PRODUCTS - 1.4%
         9,557  Saputo, Inc.                          231,159
                                                 ------------
                INSURANCE - 2.5%
           822  Fairfax Financial Holdings Ltd.       405,327
                                                 ------------
                MEDIA - 2.5%
         6,985  Cogeco Cable, Inc.                    404,000
                                                 ------------
                METALS & MINING - 5.8%
        20,207  First Quantum Minerals Ltd.           264,195
        87,486  Lundin Mining Corp. (a)               359,330
        31,513  Teck Resources Ltd., Class B          312,355
                                                 ------------
                                                      935,880
                                                 ------------
                MULTI-UTILITIES - 0.7%
         3,500  ATCO, Ltd., Class I                   110,661
                                                 ------------
                MULTILINE RETAIL - 6.7%
         5,613  Dollarama, Inc.                       340,196
        33,959  Hudson's Bay Co.                      754,493
                                                 ------------
                                                    1,094,689
                                                 ------------
                OIL, GAS & CONSUMABLE FUELS
                  - 27.4%
        43,173  Baytex Energy Corp. (b)               671,618
        23,219  Canadian Natural Resources Ltd.       630,203
        80,045  Canadian Oil Sands Ltd.               647,281
        20,877  Cenovus Energy, Inc.                  333,798
        12,397  Crescent Point Energy Corp. (b)       254,392
        51,579  Encana Corp. (b)                      568,649
        24,263  Husky Energy, Inc.                    464,086
        13,331  Imperial Oil Ltd. (b)                 514,989
        13,562  Suncor Energy, Inc.                   373,525
                                                 ------------
                                                    4,458,541
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                PAPER & FOREST PRODUCTS - 2.5%
         5,624  Canfor Corp. (a)                 $    122,476
         5,019  West Fraser Timber Co., Ltd.          275,784
                                                 ------------
                                                      398,260
                                                 ------------
                PHARMACEUTICALS - 1.4%
         1,003  Valeant Pharmaceuticals
                  International, Inc. (a)             222,499
                                                 ------------
                REAL ESTATE INVESTMENT TRUSTS
                  - 5.5%
        10,843  Boardwalk Real Estate
                  Investment Trust  (b)               491,625
        15,917  Choice Properties Real Estate
                  Investment Trust                    137,633
        12,626  RioCan Real Estate Investment
                  Trust                               270,615
                                                 ------------
                                                      899,873
                                                 ------------
                REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 1.8%
         8,594  Brookfield Asset Management,
                  Inc., Class A                       300,274
                                                 ------------
                SOFTWARE - 4.2%
         1,449  Constellation Software, Inc.          575,261
         2,467  Open Text Corp.                       100,201
                                                 ------------
                                                      675,462
                                                 ------------
                THRIFTS & MORTGAGE FINANCE
                  - 2.9%
        18,043  Genworth MI Canada, Inc.              473,827
                                                 ------------
                TRADING COMPANIES &
                  DISTRIBUTORS - 0.8%
         6,611  Finning International, Inc.           124,333
                                                 ------------
                TOTAL COMMON STOCKS                16,215,929
                (Cost $19,154,688)               ------------

                MONEY MARKET FUNDS - 16.4%
     2,662,564  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class - 0.01%
                  (c) (d)                           2,662,564
                                                 ------------
                TOTAL MONEY MARKET FUNDS            2,662,564
                (Cost $2,662,564)                ------------


  PRINCIPAL
    VALUE       DESCRIPTION                             VALUE
-------------------------------------------------------------
                REPURCHASE AGREEMENTS - 11.8%
$      496,081  JPMorgan Chase & Co., 0.07% (c),
                  dated 6/30/15, due 7/1/15, with
                  a maturity value of $496,082.
                  Collateralized by U.S. Treasury
                  Notes, interest rates of 1.0%
                  to 1.5%, due 2/28/19 to
                  8/31/19. The value of the
                  collateral including accrued
                  interest is $507,929. (d)           496,081


Page 76                 See Notes to Financial Statements

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

JUNE 30, 2015 (UNAUDITED)

PRINCIPAL
   VALUE        DESCRIPTION                             VALUE
-------------------------------------------------------------
                REPURCHASE AGREEMENTS (CONTINUED)
$    1,422,017  RBC Capital Markets LLC,
                  0.06% (c), dated 6/30/15, due
                  7/1/15, with a maturity value
                  of $1,422,019. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 0.875% to
                  1.500%, due 11/15/17 to
                  11/30/19. The value of the
                  collateral including accrued
                  interest is $1,452,616. (d)    $  1,422,017
                                                 ------------
                TOTAL REPURCHASE AGREEMENTS         1,918,098
                (Cost $1,918,098)                ------------

                TOTAL INVESTMENTS - 128.0%         20,796,591
                (Cost $23,735,350) (e)

                NET OTHER ASSETS AND
                  LIABILITIES - (28.0%)            (4,553,044)
                                                 ------------
                NET ASSETS - 100.0%              $ 16,243,547
                                                 ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,624,989 and the total value of the collateral held by the Fund is $4,580,662.

(c)   Interest rate shown reflects yield as of June 30, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $155,547 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,094,306.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks*         $ 16,215,929   $ 16,215,929   $        --   $         --
Money Market
  Funds                   2,662,564      2,662,564            --             --
Repurchase
  Agreements              1,918,098             --     1,918,098             --
                       --------------------------------------------------------
Total Investments      $ 20,796,591   $ 18,878,493   $ 1,918,098   $         --
                       ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agreement. Securities lent in accordance with the Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the Statements
  of Assets and Liabilities(1)                   $  1,624,989
Non-cash Collateral(2)                             (1,624,989)
                                                 ------------
Net Amount                                       $         --
                                                 ============

(1) The amount presented on the Statement of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the Statements
  of Assets and Liabilities(3)                   $  1,918,098
Non-cash Collateral(4)                             (1,918,098)
                                                 ------------
Net Amount                                       $         --
                                                 ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2015, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
Canada                                                  99.8%
United States                                           28.2
-------------------------------------------------------------
TOTAL INVESTMENTS                                      128.0
NET OTHER ASSETS AND LIABILITIES                       (28.0)
                                                      -------
TOTAL                                                  100.0%
                                                      =======

*     See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 77

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS - 99.7%
                AIRLINES - 5.5%
        33,240  Qantas Airways Ltd. (a)          $     81,042
                                                 ------------
                BIOTECHNOLOGY - 3.3%
           736  CSL Ltd.                               49,103
                                                 ------------
                CAPITAL MARKETS - 0.9%
         2,204  Platinum Asset Management Ltd.         12,720
                                                 ------------
                CHEMICALS - 6.8%
        15,005  Incitec Pivot Ltd.                     44,572
         3,368  Orica Ltd.                             55,298
                                                 ------------
                                                       99,870
                                                 ------------
                COMMERCIAL SERVICES & SUPPLIES
                  - 2.5%
         4,503  Brambles Ltd.                          36,827
                                                 ------------
                CONSTRUCTION & ENGINEERING
                  - 4.1%
         3,546  CIMIC Group Ltd.                       59,506
                                                 ------------
                CONSTRUCTION MATERIALS - 2.8%
         9,031  Boral Ltd.                             40,762
                                                 ------------
                CONTAINERS & PACKAGING - 3.4%
         4,700  Amcor Ltd.                             49,753
                                                 ------------
                DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 5.1%
         5,345  Telstra Corp., Ltd.                    25,321
         7,091  TPG Telecom Ltd.                       49,075
                                                 ------------
                                                       74,396
                                                 ------------
                FOOD & STAPLES RETAILING - 0.8%
           382  Wesfarmers Ltd.                        11,503
                                                 ------------
                GAS UTILITIES - 0.9%
         2,142  APA Group                              13,618
                                                 ------------
                HEALTH CARE EQUIPMENT &
                  SUPPLIES - 6.2%
         2,834  Ansell Ltd.                            52,675
           616  Cochlear Ltd.                          38,093
                                                 ------------
                                                       90,768
                                                 ------------
                HEALTH CARE PROVIDERS &
                  SERVICES - 5.5%
         1,118  Ramsay Health Care Ltd.                53,023
         1,725  Sonic Healthcare Ltd.                  28,442
                                                 ------------
                                                       81,465
                                                 ------------
                HOTELS, RESTAURANTS & LEISURE
                  - 3.6%
         4,864  Aristocrat Leisure Ltd.                28,709
         2,515  Crown Resorts Ltd.                     23,674
                                                 ------------
                                                       52,383
                                                 ------------
                INSURANCE - 2.4%
         2,901  AMP Ltd.                               13,474
         5,106  Insurance Australia Group Ltd.         21,983
                                                 ------------
                                                       35,457
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                METALS & MINING - 7.8%
         2,344  BHP Billiton Ltd.                $     48,920
        29,115  Fortescue Metals Group Ltd.            42,906
           550  Rio Tinto Ltd.                         22,809
                                                 ------------
                                                      114,635
                                                 ------------
                MULTI-UTILITIES - 4.9%
         5,971  AGL Energy Ltd.                        71,638
                                                 ------------
                MULTILINE RETAIL - 1.1%
         4,749  Harvey Norman Holdings Ltd.            16,525
                                                 ------------
                OIL, GAS & CONSUMABLE FUELS
                  - 11.1%
         2,332  Caltex Australia Ltd.                  57,306
         2,734  Origin Energy Ltd.                     25,250
         7,736  Santos Ltd.                            46,735
         1,259  Woodside Petroleum Ltd.                33,250
                                                 ------------
                                                      162,541
                                                 ------------
                PROFESSIONAL SERVICES - 1.4%
         1,848  Seek Ltd.                              20,047
                                                 ------------
                REAL ESTATE INVESTMENT TRUSTS
                  - 14.9%
        27,797  Federation Centres                     62,625
         8,412  Goodman Group                          40,694
        11,004  GPT (The) Group                        36,338
         8,964  Mirvac Group                           12,795
        22,793  Scentre Group                          65,947
                                                 ------------
                                                      218,399
                                                 ------------
                REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 3.8%
         4,864  Lend Lease Group                       56,405
                                                 ------------
                ROAD & RAIL - 0.9%
         2,637  Asciano Ltd.                           13,530
                                                 ------------
                TOTAL INVESTMENTS - 99.7%           1,462,893
                (Cost $1,506,076) (b)

                NET OTHER ASSETS AND
                  LIABILITIES - 0.3%                    4,115
                                                 ------------
                NET ASSETS - 100.0%              $  1,467,008
                                                 ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $66,811 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $109,994.


Page 78                 See Notes to Financial Statements

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

JUNE 30, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks*         $  1,462,893   $  1,462,893   $        --   $         --
                       ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $566,460 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014, exceeding a certain threshold.


COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
Australia                                               99.7%
-------------------------------------------------------------
TOTAL INVESTMENTS                                       99.7
NET OTHER ASSETS AND LIABILITIES                         0.3
                                                      -------
TOTAL                                                  100.0%
                                                      =======

*     See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 79

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS - 99.4%
                AEROSPACE & DEFENSE - 1.3%
       332,294  Rolls-Royce Holdings PLC         $  4,542,417
    20,172,870  Rolls-Royce Holdings PLC,
                  Class C (Preference
                  Shares) (a) (b)                      31,697
                                                 ------------
                                                    4,574,114
                                                 ------------
                AIR FREIGHT & LOGISTICS - 2.5%
     1,120,676  Royal Mail PLC                      9,059,636
                                                 ------------
                AIRLINES - 3.7%
       230,619  easyJet PLC                         5,602,087
       991,148  International Consolidated
                  Airlines Group S.A. (a)           7,704,167
                                                 ------------
                                                   13,306,254
                                                 ------------
                BANKS - 0.9%
       200,152  Standard Chartered PLC              3,204,641
                                                 ------------
                CAPITAL MARKETS - 4.7%
       856,095  3i Group PLC                        6,947,644
     1,714,275  Henderson Group PLC                 7,030,177
     1,200,692  Man Group PLC                       2,960,056
                                                 ------------
                                                   16,937,877
                                                 ------------
                CHEMICALS - 2.0%
        72,386  Croda International PLC             3,130,028
       138,813  Victrex PLC                         4,209,522
                                                 ------------
                                                    7,339,550
                                                 ------------
                COMMERCIAL SERVICES & SUPPLIES
                  - 3.2%
       128,142  Aggreko PLC                         2,897,328
       175,165  Berendsen PLC                       2,804,573
     1,387,092  Regus PLC                           5,692,771
                                                 ------------
                                                   11,394,672
                                                 ------------
                CONSUMER FINANCE - 0.5%
        39,155  Provident Financial PLC             1,800,758
                                                 ------------
                CONTAINERS & PACKAGING - 0.5%
       299,268  DS Smith PLC                        1,815,068
                                                 ------------
                DISTRIBUTORS - 1.9%
       531,656  Inchcape PLC                        6,774,806
                                                 ------------
                DIVERSIFIED FINANCIAL SERVICES
                  - 2.2%
       133,991  IG Group Holdings PLC               1,571,632
       173,508  London Stock Exchange Group
                  PLC                               6,461,199
                                                 ------------
                                                    8,032,831
                                                 ------------
                ENERGY EQUIPMENT & SERVICES
                  - 2.6%
       323,057  John Wood Group PLC                 3,271,503
       411,188  Petrofac Ltd.                       5,979,463
                                                 ------------
                                                    9,250,966
                                                 ------------
                FOOD & STAPLES RETAILING - 2.2%
     2,355,889  Booker Group PLC                    6,233,647
       390,589  J Sainsbury PLC                     1,628,180
                                                 ------------
                                                    7,861,827
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                FOOD PRODUCTS - 0.7%
        30,553  Associated British Foods PLC     $  1,378,264
       159,822  Tate & Lyle PLC                     1,304,570
                                                 ------------
                                                    2,682,834
                                                 ------------
                HEALTH CARE EQUIPMENT &
                  SUPPLIES - 0.4%
        81,137  Smith & Nephew PLC                  1,369,205
                                                 ------------
                HOTELS, RESTAURANTS & LEISURE
                  - 3.5%
        66,041  Carnival PLC                        3,371,387
       241,719  Merlin Entertainments PLC (c)       1,622,130
       490,364  Millennium & Copthorne Hotels
                  PLC                               4,422,581
        40,373  Whitbread PLC                       3,137,548
                                                 ------------
                                                   12,553,646
                                                 ------------
                HOUSEHOLD DURABLES - 12.5%
     1,022,892  Barratt Developments PLC            9,876,361
       248,483  Bellway PLC                         9,260,973
       116,547  Berkeley Group Holdings PLC         6,127,345
       305,295  Persimmon PLC                       9,473,971
     3,496,264  Taylor Wimpey PLC                  10,206,932
                                                 ------------
                                                   44,945,582
                                                 ------------
                INSURANCE - 3.9%
       403,019  Amlin PLC                           3,016,772
       232,206  Phoenix Group Holdings              2,991,800
       193,736  Prudential PLC                      4,665,048
       236,579  St. James's Place PLC               3,367,826
                                                 ------------
                                                   14,041,446
                                                 ------------
                INTERNET & CATALOG RETAIL - 0.5%
       240,880  Ocado Group PLC (a)                 1,687,654
                                                 ------------
                MACHINERY - 3.4%
       228,892  IMI PLC                             4,046,024
     1,341,441  Melrose Industries PLC              5,216,654
       104,099  Weir Group PLC                      2,775,707
                                                 ------------
                                                   12,038,385
                                                 ------------
                MEDIA - 1.3%
       161,975  Pearson PLC                         3,066,764
       107,205  Sky PLC                             1,746,783
                                                 ------------
                                                    4,813,547
                                                 ------------
                METALS & MINING - 2.4%
       300,099  BHP Billiton PLC                    5,889,417
       322,504  Glencore PLC                        1,293,693
        32,083  Rio Tinto PLC                       1,317,728
                                                 ------------
                                                    8,500,838
                                                 ------------
                MULTILINE RETAIL - 1.4%
       603,739  Marks & Spencer Group PLC           5,084,629
                                                 ------------
                OIL, GAS & CONSUMABLE FUELS
                  - 1.8%
       106,023  BG Group PLC                        1,765,006
       703,336  BP PLC                              4,643,148
                                                 ------------
                                                    6,408,154
                                                 ------------


Page 80                 See Notes to Financial Statements

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (CONTINUED)
                PAPER & FOREST PRODUCTS - 1.1%
       183,563  Mondi PLC                        $  3,954,284
                                                 ------------
                PHARMACEUTICALS - 3.0%
       484,844  BTG PLC (a)                         4,784,174
       194,741  Hikma Pharmaceuticals PLC           5,914,724
                                                 ------------
                                                   10,698,898
                                                 ------------
                PROFESSIONAL SERVICES - 0.5%
       661,812  Hays PLC                            1,699,151
                                                 ------------
                REAL ESTATE INVESTMENT TRUSTS
                  - 16.4%
       620,035  British Land Co., PLC               7,730,515
       159,661  Derwent London PLC                  8,534,507
       652,846  Great Portland Estates PLC          7,960,086
       637,085  Hammerson PLC                       6,161,277
     1,153,997  Intu Properties PLC                 5,577,458
       416,372  Land Securities Group PLC           7,876,863
     1,040,835  Segro PLC                           6,636,501
       616,868  Shaftesbury PLC                     8,413,123
                                                 ------------
                                                   58,890,330
                                                 ------------
                REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 1.5%
       792,829  Capital & Counties Properties
                  PLC                               5,421,428
                                                 ------------
                SOFTWARE - 2.5%
       699,223  Playtech PLC                        8,992,484
                                                 ------------
                SPECIALTY RETAIL - 5.5%
     1,041,945  Dixons Carphone PLC                 7,424,503
       956,363  Howden Joinery Group PLC            7,776,397
       848,941  Kingfisher PLC                      4,632,629
                                                 ------------
                                                   19,833,529
                                                 ------------
                TRADING COMPANIES &
                  DISTRIBUTORS - 5.2%
       334,535  Ashtead Group PLC                   5,776,763
       163,859  Bunzl PLC                           4,474,715
       155,684  Travis Perkins PLC                  5,161,450
        52,285  Wolseley PLC                        3,337,868
                                                 ------------
                                                   18,750,796
                                                 ------------
                TRANSPORTATION INFRASTRUCTURE
                  - 0.4%
       267,629  BBA Aviation PLC                    1,268,685
                                                 ------------
                WATER UTILITIES - 1.1%
       314,388  Pennon Group PLC                    4,003,725
                                                 ------------
                WIRELESS TELECOMMUNICATION
                  SERVICES - 2.2%
     2,163,835  Vodafone Group PLC                  7,814,729
                                                 ------------
                TOTAL INVESTMENTS - 99.4%         356,806,959
                (Cost $358,114,796) (d)

                NET OTHER ASSETS AND
                  LIABILITIES - 0.6%                2,268,924
                                                 ------------
                NET ASSETS - 100.0%              $359,075,883
                                                 ============

(a)   Non-income producing security.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2015, securities noted as such are valued at $31,697 or 0.01% of net assets.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the London Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,406,348 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,714,185.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks:
  Aerospace &
    Defense            $  4,574,114   $  4,542,417   $    31,697   $         --
  Other Industry
    Categories*         352,232,845    352,232,845            --             --
                       --------------------------------------------------------
Total Investments      $356,806,959   $356,775,262   $    31,697   $         --
                       ========================================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $48,183,510 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


                        See Notes to Financial Statements                Page 81

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

JUNE 30, 2015 (UNAUDITED)

COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
United Kingdom                                          87.4%
Jersey                                                   6.5
Isle of Man                                              2.5
Spain                                                    2.2
Cayman Islands                                           0.8
-------------------------------------------------------------
TOTAL INVESTMENTS                                       99.4
NET OTHER ASSETS AND LIABILITIES                         0.6
                                                      -------
TOTAL                                                  100.0%
                                                      =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 82                 See Notes to Financial Statements

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS - 100.0%
                AUTO COMPONENTS - 0.8%
        45,662  Cheng Shin Rubber Industry Co.,
                  Ltd.                           $    101,078
                                                 ------------
                BANKS - 6.3%
       336,326  China Development Financial
                  Holding Corp.                       127,534
       330,604  CTBC Financial Holding Co.,
                  Ltd.                                260,373
       522,605  SinoPac Financial Holdings Co.,
                  Ltd.                                231,200
       520,602  Taishin Financial Holding Co.,
                  Ltd.                                216,816
                                                 ------------
                                                      835,923
                                                 ------------
                CAPITAL MARKETS - 2.7%
       661,742  Yuanta Financial Holding Co.,
                  Ltd.                                358,168
                                                 ------------
                CHEMICALS - 1.8%
       101,556  Formosa Chemicals & Fibre
                  Corp.                               244,226
                                                 ------------
                CONSTRUCTION MATERIALS - 4.6%
       348,406  Asia Cement Corp.                     412,154
       156,538  Taiwan Cement Corp.                   197,610
                                                 ------------
                                                      609,764
                                                 ------------
                DIVERSIFIED FINANCIAL SERVICES
                  - 7.3%
       129,323  Chailease Holding Co., Ltd.           311,839
       335,003  Fubon Financial Holding Co., Ltd.     666,651
                                                 ------------
                                                      978,490
                                                 ------------
                DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 0.9%
        36,142  Chunghwa Telecom Co., Ltd.            115,263
                                                 ------------
                ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  - 13.0%
     1,048,434  AU Optronics Corp.                    463,826
       115,937  Hon Hai Precision Industry Co.,
                  Ltd.                                364,481
     1,102,894  Innolux Corp.                         575,495
         2,839  Largan Precision Co., Ltd.            324,344
                                                 ------------
                                                    1,728,146
                                                 ------------
                FOOD & STAPLES RETAILING - 0.7%
        13,891  President Chain Store Corp.            97,696
                                                 ------------
                INDUSTRIAL CONGLOMERATES - 4.3%
       540,907  Far Eastern New Century Corp.         573,260
                                                 ------------
                INSURANCE - 0.9%
       377,019  Shin Kong Financial Holding
                  Co., Ltd.                           115,105
                                                 ------------
                LEISURE PRODUCTS - 3.1%
        48,353  Giant Manufacturing Co., Ltd.         409,021
                                                 ------------
                METALS & MINING - 2.3%
       387,483  China Steel Corp.                     309,565
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 26.6%
       356,633  Advanced Semiconductor
                  Engineering, Inc.              $    483,147
         8,494  Hermes Microvision, Inc.              553,337
       270,672  Inotera Memories, Inc. (a)            215,804
       167,749  Nanya Technology Corp.                281,081
        95,421  Novatek Microelectronics Corp.        460,799
       283,376  Siliconware Precision Industries
                  Co., Ltd.                           433,957
        72,274  Taiwan Semiconductor
                  Manufacturing Co., Ltd.             329,109
     1,151,497  United Microelectronics Corp.         487,029
       194,851  Vanguard International
                  Semiconductor Corp.                 311,969
                                                 ------------
                                                    3,556,232
                                                 ------------
                SPECIALTY RETAIL - 3.0%
        28,577  Hotai Motor Co., Ltd.                 404,743
                                                 ------------
                TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS - 19.1%
        29,415  ASUSTeK Computer, Inc.                286,480
        41,341  Catcher Technology Co., Ltd.          517,190
       306,030  Compal Electronics, Inc.              233,084
        79,646  Foxconn Technology Co., Ltd.          289,110
       466,612  Lite-On Technology Corp.              547,452
       232,664  Pegatron Corp.                        680,924
                                                 ------------
                                                    2,554,240
                                                 ------------
                TEXTILES, APPAREL & LUXURY
                  GOODS - 0.9%
        88,345  Pou Chen Corp.                        125,984
                                                 ------------
                WIRELESS TELECOMMUNICATION
                  SERVICES - 1.7%
        46,529  Far EasTone Telecommunications
                  Co., Ltd.                           112,498
        32,504  Taiwan Mobile Co., Ltd.               108,506
                                                 ------------
                                                      221,004
                                                 ------------
                TOTAL INVESTMENTS - 100.0%         13,337,908
                (Cost $12,256,405) (b)

                NET OTHER ASSETS AND
                  LIABILITIES - 0.0%                    5,963
                                                 ------------
                NET ASSETS - 100.0%              $ 13,343,871
                                                 ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,484,721 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $403,218.


                        See Notes to Financial Statements                Page 83

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

JUNE 30, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks*         $ 13,337,908   $ 13,337,908   $        --   $         --
                       ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $9,811,991 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014, exceeding a certain threshold.


COUNTRY ALLOCATION **                         % OF NET ASSETS
-------------------------------------------------------------
Taiwan                                                  97.6%
Cayman Islands                                           2.4
-------------------------------------------------------------
TOTAL INVESTMENTS                                      100.0
NET OTHER ASSETS AND LIABILITIES                         0.0+
                                                      -------
TOTAL                                                  100.0%
                                                      =======

*     See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.
+     Amount is less than 0.1%.


Page 84                 See Notes to Financial Statements

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS - 98.9%
                AIRLINES - 3.6%
     3,782,359  Cathay Pacific Airways Ltd.      $  9,300,303
                                                 ------------
                BANKS - 3.0%
     1,847,449  BOC Hong Kong Holdings Ltd.         7,721,984
                                                 ------------
                COMMUNICATIONS EQUIPMENT
                  - 2.2%
       431,119  VTech Holdings Ltd.                 5,700,756
                                                 ------------
                DIVERSIFIED FINANCIAL SERVICES
                  - 8.0%
    10,652,604  Goldin Financial Holdings
                  Ltd. (a)                         13,742,547
       186,094  Hong Kong Exchanges and
                  Clearing Ltd.                     6,568,405
                                                 ------------
                                                   20,310,952
                                                 ------------
                DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 6.4%
     6,328,020  HKT Trust and HKT Ltd.              7,428,834
    15,074,885  PCCW Ltd.                           8,984,780
                                                 ------------
                                                   16,413,614
                                                 ------------
                ELECTRIC UTILITIES - 9.6%
     1,113,968  Cheung Kong Infrastructure
                  Holdings Ltd.                     8,644,100
       237,594  CLP Holdings Ltd.                   2,022,977
     6,241,891  HK Electric Investments & HK
                  Electric Investments Ltd. (b)     4,267,794
     1,061,929  Power Assets Holdings Ltd.          9,685,596
                                                 ------------
                                                   24,620,467
                                                 ------------
                ELECTRICAL EQUIPMENT - 0.7%
       559,471  Johnson Electric Holdings Ltd.      1,797,167
                                                 ------------
                GAS UTILITIES - 0.8%
       989,927  Hong Kong & China Gas Co., Ltd.     2,079,070
                                                 ------------
                HOTELS, RESTAURANTS & LEISURE
                  - 2.5%
     1,493,663  Shangri-La Asia Ltd.                2,081,075
     3,878,217  SJM Holdings Ltd.                   4,187,637
                                                 ------------
                                                    6,268,712
                                                 ------------
                HOUSEHOLD DURABLES - 2.5%
     1,917,700  Techtronic Industries Co., Ltd.     6,327,145
                                                 ------------
                INDUSTRIAL CONGLOMERATES - 7.4%
       791,076  CK Hutchison Holdings Ltd.         11,674,967
       563,810  Hopewell Holdings Ltd.              2,065,678
        34,200  Jardine Matheson Holdings Ltd.      1,940,850
     2,234,965  NWS Holdings Ltd.                   3,246,539
                                                 ------------
                                                   18,928,034
                                                 ------------
                MARINE - 2.8%
     1,409,661  Orient Overseas International
                  Ltd.                              7,237,844
                                                 ------------
                METALS & MINING - 4.3%
     4,718,323  Fosun International Ltd.           11,090,407
                                                 ------------
                MULTILINE RETAIL - 1.4%
     1,958,401  Lifestyle International Holdings
                  Ltd.                              3,638,108
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS
                  - 3.8%
     1,645,520  Link REIT                        $  9,648,249
                                                 ------------
                REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 33.7%
       668,336  Chinese Estates Holdings Ltd.       2,418,461
       454,030  Hang Lung Group Ltd.                1,997,333
     1,618,328  Henderson Land Development
                  Co., Ltd.                        11,117,256
     2,305,335  Hysan Development Co., Ltd.         9,977,874
     2,838,217  Kerry Properties Ltd.              11,130,909
     5,373,822  New World Development Co.,
                  Ltd.                              7,057,364
     3,827,959  Sino Land Co., Ltd.                 6,409,932
       675,633  Sun Hung Kai Properties Ltd.       10,973,572
       316,517  Swire Pacific Ltd., Class A         3,983,233
     1,395,628  Swire Properties Ltd.               4,447,112
     1,141,107  Wharf Holdings Ltd.                 7,596,045
     1,765,622  Wheelock & Co., Ltd.                9,019,955
                                                 ------------
                                                   86,129,046
                                                 ------------
                ROAD & RAIL - 1.8%
     1,004,842  MTR Corp., Ltd.                     4,692,646
                                                 ------------
                TEXTILES, APPAREL & LUXURY GOODS
                  - 4.4%
     4,402,487  Li & Fung Ltd.                      3,492,888
     2,286,753  Yue Yuen Industrial Holdings Ltd.   7,625,902
                                                 ------------
                                                   11,118,790
                                                 ------------
                TOTAL INVESTMENTS - 98.9%         253,023,294
                (Cost $275,084,413) (c)

                NET OTHER ASSETS AND
                  LIABILITIES - 1.1%                2,766,138
                                                 ------------
                NET ASSETS - 100.0%              $255,789,432
                                                 ============

(a)   Non-income producing security.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the Hong Kong Stock Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,745,828 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $25,806,947.


                        See Notes to Financial Statements                Page 85

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

JUNE 30, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks*         $253,023,294   $253,023,294   $        --   $         --
                       ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $25,813,446 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014, exceeding a certain threshold.


COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
Hong Kong                                               61.3%
Bermuda                                                 27.0
Cayman Islands                                           6.0
Multinational                                            4.6
-------------------------------------------------------------
TOTAL INVESTMENTS                                       98.9
NET OTHER ASSETS AND LIABILITIES                         1.1
                                                      -------
TOTAL                                                  100.0%
                                                      =======

*     See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 86                 See Notes to Financial Statements

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS - 100.0%
                BEVERAGES - 2.7%
       321,875  Coca-Cola HBC AG                 $  6,918,606
                                                 ------------
                BIOTECHNOLOGY - 3.0%
        53,114  Actelion Ltd.                       7,771,533
                                                 ------------
                BUILDING PRODUCTS - 0.8%
         6,035  Geberit AG                          2,011,989
                                                 ------------
                CAPITAL MARKETS - 7.5%
       340,228  GAM Holding AG                      7,150,629
       178,239  Julius Baer Group Ltd.              9,999,075
         7,053  Partners Group Holding AG           2,108,469
                                                 ------------
                                                   19,258,173
                                                 ------------
                CHEMICALS - 11.2%
       244,177  Clariant AG                         5,003,937
        15,160  EMS-Chemie Holding AG               6,404,835
         5,701  Givaudan S.A.                       9,866,001
           703  Sika AG                             2,479,805
        12,753  Syngenta AG                         5,183,315
                                                 ------------
                                                   28,937,893
                                                 ------------
                CONSTRUCTION MATERIALS - 3.3%
       114,444  LafargeHolcim Ltd.                  8,446,052
                                                 ------------
                DIVERSIFIED FINANCIAL SERVICES
                  - 3.5%
       132,469  Pargesa Holding S.A.                8,912,028
                                                 ------------
                DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 3.4%
        15,629  Swisscom AG                         8,759,395
                                                 ------------
                FOOD PRODUCTS - 3.9%
        26,533  Aryzta AG                           1,308,274
         1,991  Barry Callebaut AG                  2,267,945
            40  Chocoladefabriken Lindt &
                  Sprungli AG                       2,501,952
        55,970  Nestle S.A.                         4,040,831
                                                 ------------
                                                   10,119,002
                                                 ------------
                HEALTH CARE EQUIPMENT &
                  SUPPLIES - 3.3%
        13,889  Sonova Holding AG                   1,877,715
        24,420  Straumann Holding AG                6,699,535
                                                 ------------
                                                    8,577,250
                                                 ------------
                INSURANCE - 18.7%
        79,865  Baloise Holding AG                  9,738,072
        17,220  Helvetia Holding AG                 9,844,473
        34,538  Swiss Life Holding AG               7,909,071
       122,023  Swiss Re AG                        10,799,939
        32,743  Zurich Insurance Group AG           9,967,012
                                                 ------------
                                                   48,258,567
                                                 ------------
                LIFE SCIENCES TOOLS & SERVICES
                  - 1.9%
        36,393  Lonza Group AG                      4,861,742
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                MACHINERY - 9.6%
       326,613  OC Oerlikon Corp. AG             $  3,999,913
        42,533  Schindler Holding AG                6,955,769
        51,619  SFS Group AG                        3,748,789
        96,295  Sulzer AG                           9,902,951
                                                 ------------
                                                   24,607,422
                                                 ------------
                MARINE - 3.9%
        75,445  Kuehne + Nagel International AG    10,014,145
                                                 ------------
                PHARMACEUTICALS - 5.6%
         7,739  Galenica AG                         8,074,650
        44,216  Novartis AG                         4,357,992
         7,565  Roche Holding AG                    2,119,932
                                                 ------------
                                                   14,552,574
                                                 ------------
                PROFESSIONAL SERVICES - 5.8%
        88,947  Adecco S.A.                         7,220,790
       107,447  DKSH Holding AG                     7,768,776
                                                 ------------
                                                   14,989,566
                                                 ------------
                REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 3.3%
       113,216  Swiss Prime Site AG                 8,591,556
                                                 ------------
                TEXTILES, APPAREL & LUXURY
                  GOODS - 4.9%
        45,980  Cie Financiere Richemont S.A.       3,740,071
        22,970  Swatch Group AG                     8,945,266
                                                 ------------
                                                   12,685,337
                                                 ------------
                TRANSPORTATION INFRASTRUCTURE
                  - 3.7%
        12,246  Flughafen Zuerich AG                9,476,422
                                                 ------------
                TOTAL INVESTMENTS - 100.0%        257,749,252
                (Cost $269,295,693) (a)

                NET OTHER ASSETS AND
                  LIABILITIES - (0.0%)                (21,605)
                                                 ------------
                NET ASSETS - 100.0%              $257,727,647
                                                 ============

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,235,002 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,781,443.


                        See Notes to Financial Statements                Page 87

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

JUNE 30, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks*         $257,749,252   $257,749,252   $        --   $         --
                       ========================================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $46,384,003 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
Switzerland                                           100.0%
-------------------------------------------------------------
TOTAL INVESTMENTS                                     100.0
NET OTHER ASSETS AND LIABILITIES                       (0.0)+
                                                      -------
TOTAL                                                 100.0%
                                                      =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.
+     Amount is less than 0.1%.


Page 88                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) - 99.7%
                AUSTRALIA - 6.0%
        31,867  Atlas Iron Ltd. (b)              $      2,950
        20,746  Austal Ltd.                            29,532
        20,118  Australian Pharmaceutical
                  Industries Ltd.                      23,283
           535  Blackmores Ltd.                        31,070
         8,906  Cardno Ltd.                            22,195
           622  Corporate Travel Management
                  Ltd.                                  4,948
           589  Domino's Pizza Enterprises Ltd.        16,219
         4,901  Downer EDI Ltd.                        18,075
        20,099  Drillsearch Energy Ltd. (c)            16,050
        42,706  Evolution Mining Ltd.                  37,892
        13,278  Folkestone Education Trust             21,514
        16,904  Karoon Gas Australia Ltd. (c)          29,345
         1,440  M2 Group Ltd.                          11,888
        24,342  Metals X Ltd.                          25,824
         4,711  Metcash Ltd.                            4,016
        10,779  Myer Holdings Ltd.                     10,188
         7,687  Nanosonics Ltd. (c)                    10,083
        15,875  Northern Star Resources Ltd.           27,069
         4,393  Nufarm Ltd.                            24,505
         3,707  OZ Minerals Ltd.                       11,383
         1,652  Sandfire Resources NL                   7,329
         7,230  Shopping Centres Australasia
                  Property Group                       11,882
        20,746  TFS Corp., Ltd.                        25,691
                                                 ------------
                                                      422,931
                                                 ------------
                BELGIUM - 0.7%
             2  Banque Nationale de Belgique            6,861
         1,087  Ion Beam Applications                  29,593
           281  Melexis N.V.                           16,290
                                                 ------------
                                                       52,744
                                                 ------------
                BERMUDA - 2.8%
         3,461  BW LPG Ltd.                            29,620
        40,360  BW Offshore Ltd.                       25,996
           283  China Yuchai International Ltd.         4,740
       953,997  G-Resources Group Ltd.                 30,768
       150,000  Hsin Chong Construction Group
                  Ltd.                                 17,803
        34,000  K Wah International Holdings
                  Ltd.                                 17,940
           601  Lancashire Holdings Ltd.                5,822
         4,000  Luk Fook Holdings International
                  Ltd.                                 11,791
       600,200  Pacific Andes Resources
                  Development Ltd. (c)                 27,629
         9,000  SmarTone Telecommunications
                  Holdings Ltd.                        15,721
        36,000  Town Health International
                  Medical Group Ltd.                    9,613
                                                 ------------
                                                      197,443
                                                 ------------
                CANADA - 7.7%
           847  AGF Management Ltd., Class B            3,974
         7,736  Alacer Gold Corp.                      18,148
        13,036  Bankers Petroleum Ltd. (c)             32,355


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                CANADA (CONTINUED)
        11,470  Bellatrix Exploration Ltd. (c)   $     26,724
         5,211  Birchcliff Energy Ltd. (c)             29,080
           208  Bonterra Energy Corp.                   5,244
           847  Calfrac Well Services Ltd.              5,228
         5,353  Canyon Services Group, Inc.            24,901
         1,456  Cardinal Energy Ltd.                   16,705
           592  Colliers International Group, Inc.     22,656
           332  Concordia Healthcare Corp.             23,990
         2,387  Cott Corp.                             23,335
         4,263  DIRTT Environmental
                  Solutions (c)                        22,049
         2,872  Dream Global Real Estate
                  Investment Trust                     22,833
         2,201  Enerplus Corp.                         19,314
         1,903  Exco Technologies Ltd.                 23,327
         1,009  Genworth MI Canada, Inc.               26,497
         6,782  Granite Oil Corp.                      34,154
           523  Labrador Iron Ore Royalty Corp.         5,971
         1,219  Maple Leaf Foods, Inc.                 23,121
         2,020  Milestone Apartments Real Estate
                  Investment Trust                     20,281
         6,619  Nevsun Resources Ltd.                  24,907
         5,864  OceanaGold Corp.                       14,507
           422  Osisko Gold Royalties Ltd.              5,311
         5,486  Torstar Corp., Class B                 25,431
           503  Total Energy Services, Inc.             6,142
           631  Tricon Capital Group, Inc.              5,512
           647  Uni-Select, Inc.                       24,388
         2,276  Western Energy Services Corp.          10,551
                                                 ------------
                                                      546,636
                                                 ------------
                CAYMAN ISLANDS - 1.3%
         6,713  CKH Food & Health Ltd. (c)             28,767
        29,000  Far East Consortium International
                  Ltd.                                 13,842
        86,666  Superb Summit International
                  Group Ltd. (b) (c)                   10,957
        76,000  TCC International Holdings Ltd.        22,943
        15,250  Texhong Textile Group Ltd.             13,771
                                                 ------------
                                                       90,280
                                                 ------------
                CYPRUS - 0.5%
        10,126  Prosafe SE                             35,129
                                                 ------------
                DENMARK - 0.6%
           100  PER Aarsleff A.S., Class B             34,295
           373  Zealand Pharma A.S. (c)                 6,159
                                                 ------------
                                                       40,454
                                                 ------------
                FINLAND - 1.3%
         1,464  Fiskars OYJ Abp                        33,410
         4,455  HKScan OYJ, Class A                    26,472
           908  Metsa Board OYJ                         5,638
         2,194  Munksjo OYJ                            23,482
           330  Uponor OYJ                              4,970
                                                 ------------
                                                       93,972
                                                 ------------
                FRANCE - 1.9%
           639  Cellectis S.A. (c)                     23,010
           359  Groupe Fnac (c)                        21,525


                        See Notes to Financial Statements                Page 89

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) (CONTINUED)
                FRANCE (CONTINUED)
         7,753  MPI                              $     24,115
           165  Norbert Dentressangle S.A.             40,018
           660  Trigano S.A.                           26,570
                                                 ------------
                                                      135,238
                                                 ------------
                GERMANY - 3.5%
           266  Aurelius AG                            11,371
           193  CompuGroup Medical AG                   6,753
           171  Deutsche Beteiligungs AG                5,266
         6,413  DO Deutsche Office AG                  30,457
         1,413  GFT Technologies AG                    29,159
           516  Nemetschek AG                          16,608
         1,097  Nordex SE (c)                          26,288
           934  PATRIZIA Immobilien AG (c)             22,840
           125  Sixt SE                                 5,427
           489  Stroeer Media SE                       22,842
           227  VTG AG                                  5,315
           893  Wacker Neuson SE                       18,717
            65  XING AG                                10,663
           244  zooplus AG (c)                         34,547
                                                 ------------
                                                      246,253
                                                 ------------
                GUERNSEY - 1.4%
        11,013  F&C Commercial Property Trust
                  Ltd.                                 24,433
        20,951  Picton Property Income Ltd.            23,126
        30,186  Schroder Real Estate Investment
                  Trust Ltd.                           27,983
        16,357  UK Commercial Property Trust
                  Ltd.                                 23,414
                                                 ------------
                                                       98,956
                                                 ------------
                HONG KONG - 1.4%
        75,000  Kong Sun Holdings Ltd (c)              12,578
        31,000  Prosperity REIT                        11,118
        45,995  Shun Tak Holdings Ltd.                 25,514
        47,000  Spring Real Estate Investment
                  Trust                                20,858
        57,000  Sunlight Real Estate Investment
                  Trust                                28,899
                                                 ------------
                                                       98,967
                                                 ------------
                IRELAND - 0.1%
         3,175  Green REIT plc                          5,189
                                                 ------------
                ISLE OF MAN (U.K.) - 0.4%
        12,579  Lamprell PLC (c)                       29,845
                                                 ------------
                ISRAEL - 0.2%
           298  Frutarom Industries Ltd                12,500
                                                 ------------
                ITALY - 1.4%
         1,318  Astaldi S.p.A.                         12,225
         1,625  Biesse S.p.A.                          27,102
         2,474  Esprinet S.p.A.                        19,983
           687  Interpump Group S.p.A.                 11,090
            57  Reply S.p.A.                            5,824
         2,589  Salini Impregilo S.p.A.                11,834
         6,425  Saras S.p.A (c)                        11,404
                                                 ------------
                                                       99,462
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                JAPAN - 37.7%
           400  Adastria Co., Ltd.           $         14,315
         1,600  Aderans Co., Ltd.                      13,819
         4,000  Aichi Steel Corp.                      17,878
           500  Aida Engineering Ltd.                   5,483
           700  Ain Pharmaciez, Inc.                   32,488
         1,900  Aisan Industry Co., Ltd.               17,838
           500  Aoyama Trading Co., Ltd.               20,223
         1,000  Arcland Sakamoto Co., Ltd.             22,601
           200  Ariake Japan Co., Ltd.                  8,187
           200  Asahi Intecc Co., Ltd.                 13,711
           900  Axial Retailing, Inc.                  25,334
           700  Bunka Shutter Co., Ltd.                 5,525
         4,000  Calsonic Kansei Corp.                  28,467
         4,000  Central Glass Co., Ltd.                16,767
           700  Chiyoda Integre Co., Ltd.              19,504
           300  Chudenko Corp.                          5,758
           900  COMSYS Holdings Corp.                  13,399
           600  COOKPAD, Inc.                          10,884
           700  CREATE SD HOLDINGS Co.,
                  Ltd.                                 32,316
           700  Dai-ichi Seiko Co., Ltd.               11,605
           700  Daikokutenbussan Co., Ltd.             26,997
           700  Denyo Co., Ltd.                        11,359
         2,200  Descente Ltd.                          33,022
           300  Dip Corp.                              28,582
        11,600  Dynam Japan Holdings Co., Ltd.         17,150
         1,500  EDION Corp.                            10,626
           400  Enplas Corp.                           16,260
           300  Euglena Co., Ltd. (c)                   4,211
           500  Exedy Corp.                            12,501
         1,100  FCC Co., Ltd.                          16,808
         2,000  Financial Products Group Co.,
                  Ltd.                                 15,214
         1,100  Foster Electric Co., Ltd.              24,744
           900  Fuji Machine Manufacturing Co.,
                  Ltd.                                  9,420
           300  Fujimi, Inc.                            4,515
         1,000  Fujita Kanko, Inc.                      3,227
         1,000  Fujitsu General Ltd.                   12,820
           800  Fukushima Industries Corp.             14,649
         2,500  G-Tekt Corp.                           24,411
         2,100  Geo Holdings Corp.                     25,859
         1,400  GMO internet, Inc.                     18,783
           300  Gurunavi, Inc.                          4,942
           600  H.I.S. Co., Ltd.                       20,444
           300  H2O Retailing Corp.                     6,251
           800  Harmonic Drive Systems, Inc.           15,701
           700  Heiwado Co., Ltd.                      17,388
           200  HI-LEX Corp.                            6,578
         2,500  Hokuetsu Kishu Paper Co., Ltd.         13,809
           700  Ibiden Co., Ltd.                       11,840
         1,500  Ihara Chemical Industry Co., Ltd.      18,336
           600  Ikyu Corp.                             12,830
           600  Inabata & Co., Ltd.                     6,564
        12,000  Ishihara Sangyo Kaisha Ltd. (c)        12,158
           600  Jafco Co., Ltd.                        23,949
           500  Jamco Corp.                            16,424
         1,300  Japan Digital Laboratory Co., Ltd.     18,164


Page 90                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) (CONTINUED)
                JAPAN (CONTINUED)
           800  Japan Petroleum Exploration Co.  $     25,461
         8,000  Japan Radio Co., Ltd.                  27,585
         3,600  JVC Kenwood Corp.                       9,825
           200  K's Holdings Corp.                      7,207
           900  Kaga Electronics Co., Ltd.             11,685
           300  Kameda Seika Co., Ltd.                 11,607
         2,000  Kaneka Corp.                           14,626
         2,000  Kanto Denka Kogyo Co., Ltd.            13,466
         2,700  Kasai Kogyo Co., Ltd.                  28,570
         4,000  Kawasaki Kisen Kaisha Ltd.              9,446
         1,800  Keihin Corp.                           25,827
         3,400  Kitz Corp.                             17,002
         1,700  Komori Corp.                           23,100
           800  Kura Corp.                             25,428
         5,000  Kureha Corp.                           19,692
           800  Kusuri No Aoki Co., Ltd.               35,429
         3,000  KYB Co., Ltd.                          10,393
           100  Kyoritsu Maintenance Co., Ltd.          6,430
         1,600  Kyowa Exeo Corp.                       18,643
         1,000  Makino Milling Machine Co.,
                  Ltd.                                 10,091
           200  Matsumotokiyoshi Holdings Co.,
                  Ltd.                                  9,233
         1,500  Mirait Holdings Corp.                  17,502
         1,300  Mitsuba Corp.                          34,203
         3,000  Mitsubishi Gas Chemical Co.,
                  Inc.                                 16,816
         1,000  Mitsuboshi Belting Co., Ltd.            7,926
        13,000  Mitsui Engineering &
                  Shipbuilding Co., Ltd.               22,519
         1,500  Mitsui High-Tec, Inc.                  10,479
         5,000  Mitsui Sugar Co., Ltd.                 19,937
         1,500  Mitsumi Electric Co., Ltd.             10,173
           500  MonotaRO Co., Ltd.                     21,980
         8,000  Morinaga & Co., Ltd.                   34,253
         1,600  MTI Ltd.                               10,511
           300  Musashi Seimitsu Industry Co.,
                  Ltd.                                  5,819
         2,900  Namura Shipbuilding Co., Ltd.          24,880
           500  Nichiha Corp.                           7,685
         4,000  Nichirei Corp.                         27,618
         2,000  Nippon Chemi-Con Corp.                  6,030
        11,600  Nippon Denko Co., Ltd.                 27,013
         4,000  Nippon Koei Co., Ltd.                  15,754
         3,800  Nippon Light Metal Holdings
                  Co., Ltd.                             6,551
         1,100  Nippon Paper Industries Co., Ltd.      19,288
         3,000  Nippon Road (The) Co., Ltd.            14,977
         1,000  Nippon Seiki Co., Ltd.                 19,888
         2,000  Nippon Synthetic Chemical
                  Industry (The) Co., Ltd.             13,596
           200  Nishio Rent All Co., Ltd.               5,001
           900  Nissha Printing Co., Ltd.              15,215
         1,800  Nisshin Steel Co., Ltd.                22,341
           700  Nissin Kogyo Co., Ltd.                 11,559
         2,600  Nojima Corp.                           29,530


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                JAPAN (CONTINUED)
         7,000  NS United Kaiun Kaisha Ltd.      $     15,157
           400  NuFlare Technology, Inc.               17,322
           300  Obara Group, Inc.                      16,129
         1,400  Open House Co., Ltd.                   23,691
         2,700  Pacific Industrial Co., Ltd.           25,812
           400  Paramount Bed Holdings Co.,
                  Ltd.                                 11,815
           500  Piolax, Inc.                           25,616
         4,100  Press Kogyo Co., Ltd.                  19,196
           500  Pressance Corp                         16,771
         8,000  Prima Meat Packers Ltd.                24,513
           300  Relo Holdings, Inc.                    29,660
           300  Royal Holdings Co., Ltd.                5,005
           900  Ryoyo Electro Corp.                    11,612
         1,400  Saizeriya Co., Ltd.                    31,081
         1,400  Sanki Engineering Co., Ltd.            11,062
           900  Sankyo Tateyama, Inc.                  15,208
         1,000  Sanyo Denki Co., Ltd.                   8,016
        11,000  Sanyo Shokai Ltd.                      30,290
         1,000  Sanyo Special Steel Co., Ltd.           4,657
         1,000  SCREEN Holdings Co., Ltd.               6,300
         1,000  Seiko Holdings Corp.                    5,066
         4,000  Senko Co., Ltd.                        25,330
         4,000  Shindengen Electric
                  Manufacturing Co., Ltd.              20,035
         2,200  Showa Corp.                            21,913
           700  Siix Corp.                             18,360
         1,000  SMK Corp.                               4,020
           500  Sodick Co., Ltd.                        4,094
           200  Sogo Medical Co., Ltd.                  5,630
         3,300  Sojitz Corp.                            8,008
           200  St Marc Holdings Co Ltd                 6,586
           900  Studio Alice Co., Ltd.                 15,811
         1,000  Sumitomo Bakelite Co., Ltd.             4,535
         2,000  Sumitomo Seika Chemicals Co.,
                  Ltd.                                 13,155
         2,100  T-Gaia Corp.                           33,271
         2,000  Tabuchi Electric Co., Ltd.             18,646
           900  Taiho Kogyo Co., Ltd.                  11,972
         5,200  Takara Leben Co., Ltd.                 30,974
         1,000  Takuma Co., Ltd.                        6,373
           800  Teikoku Sen-I Co., Ltd.                11,394
         2,000  Tochigi Bank (The) Ltd.                11,407
         2,000  Toho Zinc Co., Ltd.                     6,259
           100  Token Corp.                             6,316
         1,700  Tokyo Steel Manufacturing Co.,
                  Ltd.                                 12,488
         4,900  Tokyu Construction Co., Ltd.           34,953
           400  Topre Corp.                             7,223
         5,000  Topy Industries Ltd.                   12,787
           300  Towa Pharmaceutical Co., Ltd.          19,193
         1,000  Toyo Ink SC Holdings Co., Ltd.          4,012
           500  Trusco Nakayama Corp.                  17,016
           400  TS Tech Co., Ltd.                      10,704
         1,000  Tsugami Corp.                           5,507
           800  Unipres Corp.                          16,754
         1,000  Valor Co., Ltd.                        25,044
         1,700  Wakita & Co., Ltd.                     17,335


                        See Notes to Financial Statements                Page 91

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) (CONTINUED)
                JAPAN (CONTINUED)
           300  Welcia Holdings Co., Ltd.        $     13,703
           700  Wowow, Inc.                            21,677
         1,400  Yamazen Corp.                          12,778
           700  Yaoko Co., Ltd.                        32,545
           800  Yellow Hat Ltd.                        15,571
           800  Yorozu Corp.                           17,656
         4,000  Yurtec Corp.                           28,925
                                                 ------------
                                                    2,676,367
                                                 ------------
                JERSEY - 0.3%
        19,608  Centamin PLC                           19,025
                                                 ------------
                LUXEMBOURG - 0.5%
           902  Grand City Properties S.A.             15,662
         1,391  SAF-Holland S.A.                       21,470
                                                 ------------
                                                       37,132
                                                 ------------
                MARSHALL ISLANDS - 0.2%
         3,386  Ocean Rig UDW, Inc.                    17,370
                                                 ------------
                NETHERLANDS - 0.9%
           205  Amsterdam Commodities N.V.              5,187
           870  BE Semiconductor Industries
                  N.V.                                 24,214
           358  Kendrion N.V.                          10,461
         1,252  Koninklijke BAM Groep N.V. (c)          5,291
           898  SBM Offshore N.V. (c)                  10,642
         1,590  SNS REAAL N.V. (b) (c)                      0
           158  TKH Group N.V.                          6,619
                                                 ------------
                                                       62,414
                                                 ------------
                NEW ZEALAND - 0.4%
         7,018  Infratil Ltd.                          15,004
         4,650  Nuplex Industries Ltd.                 13,235
                                                 ------------
                                                       28,239
                                                 ------------
                NORWAY - 2.5%
        13,868  Akastor ASA (c)                        24,586
           991  Atea ASA                                8,848
         3,117  Fred Olsen Energy ASA (c)              21,726
         3,368  Protector Forsikring ASA               29,103
        95,662  REC Silicon ASA (c)                    20,547
         8,058  Selvaag Bolig ASA                      26,310
           503  TGS Nopec Geophysical Co.
                  ASA                                  11,747
         1,903  Veidekke ASA                           21,237
         1,877  Wilh Wilhelmsen ASA                    11,300
                                                 ------------
                                                      175,404
                                                 ------------
                PORTUGAL - 0.1%
         9,619  Pharol SGPS S.A. (c)                    4,236
                                                 ------------
                SINGAPORE - 2.6%
        10,100  Accordia Golf Trust                     5,174
        39,400  Chip Eng Seng Corp., Ltd.              22,379
        28,500  Ezion Holdings Ltd.                    21,690
        17,800  Ho Bee Land Ltd.                       27,886
        16,700  Keppel Telecommunications &
                  Transportation Ltd.                  18,661
        22,100  Mapletree Greater China
                  Commercial Trust                     16,737


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                SINGAPORE (CONTINUED)
         4,800  Mapletree Industrial Trust       $      5,560
        17,700  OUE Ltd.                               26,152
        57,500  Pacific Radiance Ltd.                  22,413
        12,000  Wing Tai Holdings Ltd.                 16,973
                                                 ------------
                                                      183,625
                                                 ------------
                SOUTH KOREA - 18.1%
           315  AK Holdings, Inc.                      22,027
         2,757  Asiana Airlines, Inc. (c)              15,670
           557  AtlasBX Co., Ltd.                      18,451
           421  Binex Co., Ltd. (c)                     7,228
           469  Bukwang Pharmaceutical Co.,
                  Ltd.                                 14,169
            94  Cell Biotech Co., Ltd.                  5,520
           454  CJ E&M Corp. (c)                       31,869
           513  Daesang Holdings Co., Ltd.             11,866
            37  Dong-A Socio Holdings Co., Ltd.         6,750
            15  Dongwon F&B Co., Ltd.                   5,083
         5,079  Eugene Corp.                           31,145
            91  Genexine Co., Ltd. (c)                  9,586
           248  Global & Yuasa Battery Co., Ltd.        8,504
           676  Green Cross Holdings Corp.             30,211
           437  Halla Holdings Corp.                   20,333
           111  Hana Tour Service, Inc.                12,688
           781  Hanil E-Hwa Co., Ltd.                   9,417
         1,971  Hanil E-Wha Co., Ltd.                  19,437
           290  Hanjin Transportation Co., Ltd.        12,583
           293  Hankook Tire Worldwide Co.,
                  Ltd.                                  4,400
           902  Hanmi Science Co ltd (c)              107,145
         1,899  Hansae Yes24 Holdings Co., Ltd.        35,922
         1,190  Humax Co., Ltd.                        18,723
           389  Hyundai Hysco Co., Ltd. (b)            20,087
           338  IS Dongseo Co., Ltd.                   22,029
         2,947  JB Financial Group Co., Ltd.           17,516
           889  Jeil Pharmaceutical Co.                33,075
           818  Kginicis Co., Ltd.                     16,757
           596  KISWIRE Ltd.                           30,242
            88  KIWOOM Securities Co., Ltd.             5,830
           580  Kolon Corp.                            38,738
           224  Korea District Heating Corp.           15,623
           818  Korea Line Corp. (c)                   16,243
           227  Korea Petro Chemical Ind               39,277
         2,142  KT Hitel Co., Ltd. (c)                 20,163
           392  Kumkang Kind Co., Ltd.                 28,114
           208  Kunsul Chemical Industrial Co.,
                  Ltd.                                 10,069
         1,491  Kyobo Securities Co., Ltd.             15,439
           391  LG Fashion Corp.                       10,621
           164  LG International Corp.                  5,719
           708  Lutronic Corp.                         42,463
           157  MegaStudy Co., Ltd.                     5,440
         1,801  Meritz Financial Group, Inc.           25,591
           260  Naturalendo Tech Co., Ltd. (c)          7,762
         1,244  NICE Holdings Co., Ltd.                22,249
           196  OCI Materials Co., Ltd.                22,667
           251  Poongsan Corp.                          5,851
           564  S&T Motiv Co., Ltd.                    33,624


Page 92                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) (CONTINUED)
                SOUTH KOREA (CONTINUED)
           322  Sajo Industries Co., Ltd.        $     25,548
            52  Samchully Co., Ltd.                     6,037
            43  Samlip General Foods Co., Ltd.         10,370
           365  Sansung Life & Science Co.,
                  Ltd. (c)                             33,867
           742  Seah Besteel Corp.                     28,970
           308  SeAH Steel Corp.                       19,052
         1,141  Simm Tech Co., Ltd. (b) (c)             9,677
           138  SK Gas Ltd.                            11,332
         1,324  SL Corp.                               21,247
           762  Ssangyong Cement Industrial
                  Co., Ltd. (c)                        10,862
         1,365  Sung Kwang Bend Co., Ltd.              14,501
         1,645  Sungshin Cement Co., Ltd. (c)          24,628
         2,751  Sungwoo Hitech Co., Ltd.               23,504
         5,336  Tongyang Cement & Energy
                  Corp. (c)                            28,798
           387  Unid Co., Ltd.                         23,488
           615  WeMade Entertainment Co.,
                  Ltd. (c)                             19,904
                                                 ------------
                                                    1,281,701
                                                 ------------
                SPAIN - 0.6%
         1,126  CIE Automotive S.A.                    18,240
        24,815  Inmobiliaria Colonial S.A. (c)         17,457
           637  Laboratorios Farmaceuticos
                  Rovi S.A.                             9,949
           533  Let's GOWEX S.A. (b) (c) (d)                0
           215  Pescanova S.A. (b) (c) (d)                  0
                                                 ------------
                                                       45,646
                                                 ------------
                SWEDEN - 1.5%
         1,552  Bilia AB, Class A                      27,661
         4,850  Bure Equity AB                         29,691
         1,108  Haldex AB                              14,636
         4,497  Mycronic AB                            32,684
           709  Peab AB                                 5,239
                                                 ------------
                                                      109,911
                                                 ------------
                SWITZERLAND - 0.9%
           480  BKW AG                                 17,918
           251  HBM Healthcare Investments
                  AG, Class A                          28,591
         1,161  Mobilezone Holding AG                  21,234
                                                 ------------
                                                       67,743
                                                 ------------
                UNITED KINGDOM - 2.2%
         4,768  Amarin Corp PLC (c)                    11,729
        13,422  Anite PLC                              26,783
         1,103  Greggs PLC                             20,502
         3,073  Hansteen Holdings PLC                   5,577
         1,906  Helical Bar PLC                        12,084
           766  Hunting PLC                             7,342
         2,286  Just Retirement Group PLC               6,228
         6,968  Londonmetric Property PLC              17,660
         2,704  Marshalls PLC                          13,256
         7,954  Quintain Estates & Development
                  PLC (c)                              13,248


SHARES/UNITS    DESCRIPTION                             VALUE
-------------------------------------------------------------
                UNITED KINGDOM (CONTINUED)
         1,759  Workspace Group PLC              $     24,861
                                                 ------------
                                                      159,270
                                                 ------------
                TOTAL COMMON STOCKS                 7,074,082
                (Cost $6,820,066)                ------------

                RIGHTS - 0.0%
                CAYMAN ISLANDS - 0.0%
        38,000  TCC International Holdings Ltd.,
                  expiring 7/7/15 (c)                     676
                                                 ------------
                TOTAL RIGHTS                              676
                (Cost $0)                        ------------

                TOTAL INVESTMENTS - 99.7%           7,074,758
                (Cost $6,820,066) (e)

                NET OTHER ASSETS AND
                  LIABILITIES - 0.3%                   23,665
                                                 ------------
                NET ASSETS - 100.0%              $  7,098,423
                                                 ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2015, securities noted as such are valued at $43,671 or 0.62% of net assets.

(c)   Non-income producing security.

(d)   This borrower has filed for protection in federal bankruptcy court.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $736,156 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $481,464.


                        See Notes to Financial Statements                Page 93

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

JUNE 30, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks:
  Australia            $    422,931   $    419,981   $        --   $      2,950
  Cayman Islands             90,280         79,323            --         10,957
  Netherlands                62,414         62,414            --             --*
  South Korea             1,281,701      1,251,937        29,764             --
  Spain                      45,646         45,646            --             --*
  Other Country
    Categories**          5,171,110      5,171,110            --             --
                       --------------------------------------------------------
Total Common
  Stocks                  7,074,082      7,030,411        29,764         13,907
Rights**                        676            676            --             --
                       --------------------------------------------------------
Total Investments      $  7,074,758   $  7,031,087   $    29,764   $     13,907
                       ========================================================

*     Investment is valued at $0.
**    See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $1,857,772 from Level 2 to Level 1 and $2,950 from Level 2 to Level 3 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014, exceeding a certain threshold. The common stock that transferred from Level 2 to Level 3 did so as a result of the security being halted on the primary exchange.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


BEGINNING BALANCE AT DECEMBER 31, 2014
  Common Stocks                                  $     16,317
Net Realized Gain (Loss)                                   --
Net Change in Unrealized
  Appreciation/Depreciation                            (5,360)
Purchases                                                  --
Sales                                                      --
Transfers In                                            2,950
Transfers Out                                              --
ENDING BALANCE AT JUNE 30, 2015
  Common Stocks                                        13,907
                                                 ------------
Total Level 3 holdings                           $     13,907
                                                 ============

Net change in unrealized appreciation/depreciation from Level 3 investments held as of June 30, 2015, was $(5,360) and is included in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations.


CURRENCY EXPOSURE
DIVERSIFICATION                        % OF TOTAL INVESTMENTS
-------------------------------------------------------------
Japanese Yen                                            37.6%
South Korean Won                                        18.5
Euro                                                    11.0
Canadian Dollar                                          7.7
Australian Dollar                                        6.0
British Pound Sterling                                   4.2
Hong Kong Dollar                                         4.0
Norwegian Krone                                          3.8
Singapore Dollar                                         3.0
Swedish Krona                                            1.5
Swiss Franc                                              1.0
Danish Krone                                             0.6
US Dollar                                                0.5
New Zealand Dollar                                       0.4
Israeli Shekel                                           0.2
                                                      -------
TOTAL                                                  100.0%
                                                      =======


Page 94                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) - 99.8%
                AUSTRIA - 0.5%
        17,639  CAT Oil AG                       $    188,782
                                                 ------------
                BERMUDA - 3.2%
        91,699  Hopson Development Holdings
                  Ltd. (b)                             92,509
     1,182,300  Nam Cheong Ltd.                       241,402
       133,895  Newocean Energy Holdings Ltd.          62,529
     4,397,806  REXLot Holdings Ltd. (c)              249,632
       649,265  Sinofert Holdings Ltd.                149,092
       250,105  Skyworth Digital Holdings Ltd.        222,629
     2,830,497  YuanShengTai Dairy Farm
                  Ltd. (b)                            277,516
                                                 ------------
                                                    1,295,309
                                                 ------------
                BRAZIL - 6.7%
        28,002  Arteris S.A.                           85,111
        45,406  Cia de Saneamento de Minas
                  Gerais-COPASA                       200,224
         8,877  Cia Energetica de Sao Paulo
                  (Preference Shares)                  55,990
        40,581  EDP - Energias do Brasil S.A.         150,232
        64,552  Eletropaulo Metropolitana
                  Eletricidade de Sao Paulo S.A.
                  (Preference Shares) (b)             369,361
        33,600  Equatorial Energia S.A.               380,082
       190,050  Even Construtora e Incorporadora
                  S.A.                                201,719
        44,560  Ez Tec Empreendimentos e
                  Participacoes S.A.                  207,529
       211,589  Helbor Empreendimentos S.A.           136,790
        58,336  Light S.A.                            317,657
       104,611  MRV Engenharia e Participacoes
                  S.A.                                262,781
        81,871  Oi S.A. (Preference Shares) (b)       154,046
        95,744  QGEP Participacoes S.A.               208,481
                                                 ------------
                                                    2,730,003
                                                 ------------
                CAYMAN ISLANDS - 26.5%
       328,420  Agile Property Holdings Ltd.          221,162
       146,525  AMVIG Holdings Ltd.                    75,327
       613,895  Bosideng International Holdings
                  Ltd.                                 79,988
        70,735  Chiho-Tiande Group Ltd. (b)            91,253
     1,818,945  China Dongxiang Group Co., Ltd.       481,044
       969,425  China Fiber Optic Network
                  System Group Ltd.                   330,164
       156,630  China Harmony New Energy
                  Auto Holding Ltd.                   174,178
       332,814  China Lesso Group Holdings Ltd.       270,491
     2,484,048  China Lumena New Materials
                  Corp. (b) (c)                             0
        11,550  China Metal Recycling Holdings
                  Ltd. (b) (c)                              0
       299,195  China Shanshui Cement Group
                  Ltd. (c)                            121,584
       138,945  China ZhengTong Auto Services
                  Holdings Ltd.                        90,520
       587,115  China Zhongwang Holdings Ltd.         302,209


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                CAYMAN ISLANDS (CONTINUED)
       482,525  Chinasoft International Ltd. (b) $    263,313
     1,456,125  CIFI Holdings Group Co., Ltd.         383,213
        30,455  CNinsure, Inc., ADR (b)               268,918
       364,483  Dongyue Group Ltd.                    131,658
     1,094,311  EVA Precision Industrial
                  Holdings Ltd.                       321,875
     1,643,196  Fantasia Holdings Group Co., Ltd.     284,057
       217,037  Fufeng Group Ltd.                     160,995
     1,998,315  Future Land Development
                  Holdings Ltd.                       371,226
       146,312  Greentown China Holdings Ltd.         187,431
       541,895  Hilong Holding Ltd.                   157,293
     1,697,685  Honghua Group Ltd. (b)                181,780
        94,735  Intime Retail Group Co., Ltd.         125,881
       338,793  Ju Teng International Holdings
                  Ltd.                                163,899
       757,835 Kaisa Group Holdings Ltd. (b) (c) 114,386 124,179 Kingboard Chemical Holdings
                  Ltd.                                215,307
       484,991  Kingboard Laminates Holdings
                  Ltd.                                231,498
       370,753  KWG Property Holding Ltd.             312,327
       818,530  Logan Property Holdings Co.,
                  Ltd.                                367,473
     2,070,315  Maoye International Holdings Ltd.     478,080
         5,620  Noah Holdings Ltd., ADR (b)           169,893
        23,178  Phoenix New Media Ltd., ADR (b)       183,570
     1,147,178  Real Nutriceutical Group Ltd.         343,345
       217,265  Sinosoft Technology Group Ltd.        159,483
       429,475  Springland International Holdings
                  Ltd.                                149,040
       107,857  Sunny Optical Technology Group
                  Co., Ltd.                           234,872
       325,895  TCL Multimedia Technology
                  Holdings Ltd.                       220,303
     2,021,117 Tiangong International Co., Ltd. 328,529 1,220,407 Tianjin Port Development
                  Holdings Ltd.                       289,690
       197,055 Tianneng Power International Ltd. 94,313 141,475 United Laboratories International
                  Holdings Ltd. (b)                   102,572
       108,630  Wasion Group Holdings Ltd.            167,047
        52,582  Wisdom Marine Lines Co., Ltd.          65,100
       960,916  Xingda International Holdings
                  Ltd.                                278,920
        11,056  Yeong Guan Energy Technology
                  Group Co., Ltd.                      80,444
       688,420  Yestar International Holdings
                  Co., Ltd.                           308,173
       553,751  Yuzhou Properties Co., Ltd.           142,160
     1,018,447  Zall Development Group Ltd.           405,983
        60,471  Zhen Ding Technology Holding
                  Ltd.                                211,667
                                                 ------------
                                                   10,893,634
                                                 ------------
                CHILE - 0.2%
        19,104  CAP SA                                 65,446
                                                 ------------


                        See Notes to Financial Statements                Page 95

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) (CONTINUED)
                CHINA - 2.8%
       319,473  Beijing Capital Land Ltd.        $    245,636
       516,406  China BlueChemical Ltd.,
                  Class H                             189,200
       465,679  China National Materials Co.,
                  Ltd.                                151,390
       400,110  Chongqing Machinery & Electric
                  Co., Ltd.                            84,135
     1,157,542  Xiamen International Port Co.,
                  Ltd.                                465,911
                                                 ------------
                                                    1,136,272
                                                 ------------
                CYPRUS - 0.3%
        29,071  Globaltrans Investment PLC,
                  GDR (b)                             138,087
                                                 ------------
                CZECH REPUBLIC - 0.6%
        56,974  O2 Czech Republic A.S.                227,072
                                                 ------------
                EGYPT - 0.7%
       111,365  Egypt Kuwait Holding Co. SAE           69,046
       339,315  Ghabbour Auto (b)                     189,001
        44,840  Telecom Egypt Co.                      47,720
                                                 ------------
                                                      305,767
                                                 ------------
                GREECE - 0.6%
        35,425  Metka S.A. (c)                        260,818
                                                 ------------
                HONG KONG - 2.8%
       601,265  China South City Holdings Ltd.        208,655
       606,810  China Travel International
                  Investment Hong Kong Ltd.           266,943
       106,105  Hua Hong Semiconductor
                  Ltd. (b) (d)                        140,441
       254,919  Tianjin Development Holdings
                  Ltd.                                249,935
     1,376,840  Welling Holding Ltd.                  296,628
                                                 ------------
                                                    1,162,602
                                                 ------------
                INDONESIA - 3.4%
     1,952,514  Agung Podomoro Land Tbk PT             55,211
     2,541,730  Eagle High Plantation Tbk PT           78,354
        50,834  Indo Tambangraya Megah
                  Tbk PT                               48,994
       147,170  Lippo Cikarang Tbk PT (b)             100,450
     2,545,496  Lippo Karawaci Tbk PT                 225,290
       650,836  Matahari Putra Prima Tbk PT           144,006
     8,422,600  Modernland Realty Tbk PT              331,661
       899,588  Multipolar Tbk PT                      42,171
     7,625,195  Panin Financial Tbk PT (b)            163,571
     1,808,643  Timah Persero Tbk PT                   96,316
       997,498  Waskita Karya Persero Tbk PT          113,722
                                                 ------------
                                                    1,399,746
                                                 ------------
                MALAYSIA - 3.9%
       270,060  Berjaya Auto Bhd                      193,258
     2,139,100  Berjaya Corp Bhd                      232,449
        73,700  Inari Amertron Bhd                     63,484
       111,900  IOI Properties Group Bhd               54,867
       690,500  JCY International Bhd                 129,023
       560,900  KSL Holdings Bhd                      257,184
        69,500  Malaysian Pacific Industries Bhd      122,680


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                MALAYSIA (CONTINUED)
       261,600  My EG Services Bhd               $    192,751
       294,300  Press Metal Bhd                       202,804
       223,200  Unisem M Bhd                          137,836
                                                 ------------
                                                    1,586,336
                                                 ------------
                MARSHALL ISLANDS - 0.3%
         9,145  Aegean Marine Petroleum
                  Network, Inc.                       113,032
                                                 ------------
                MEXICO - 1.7%
       234,285  Controladora Vuela Cia de
                  Aviacion SAB de CV (b)              279,338
       229,786  Corp. GEO SAB de CV (b) (c) (e)             0
       114,222  Grupo Aeromexico SAB
                  de CV (b)                           182,334
       167,320  Mexico Real Estate Management
                  SA de CV                            231,965
                                                 ------------
                                                      693,637
                                                 ------------
                MOROCCO - 0.8%
        17,961  Residences Dar Saada (b)              326,994
                                                 ------------
                PERU - 0.2%
       370,161  Volcan Cia Minera SAA                  81,495
                                                 ------------
                PHILIPPINES - 2.3%
        69,110  Cebu Air, Inc.                        130,280
       585,900  D&L Industries, Inc.                  252,344
       288,700  First Gen Corp.                       172,874
        30,570  First Philippine Holdings Corp.        55,086
     1,717,700  Lopez Holdings Corp.                  270,474
             2  SM Development Corp. (b) (c)           34,770
       341,700  Vista Land & Lifescapes, Inc.          48,121
                                                 ------------
                                                      963,949
                                                 ------------
                POLAND - 2.4%
         4,223  Asseco Poland S.A.                     65,041
         2,727  CCC S.A.                              126,196
         4,588  Ciech S.A. (b)                         70,772
        60,319  Enea S.A.                             255,875
         6,150  Grupa Azoty S.A.                      135,120
         5,936  Lubelski Wegiel Bogdanka S.A.          81,857
       225,962  Tauron Polska Energia S.A.            263,222
                                                 ------------
                                                      998,083
                                                 ------------
                RUSSIA - 1.9%
         3,368  Acron JSC (b) (c)                     136,161
    17,362,061  Inter Rao Ues PJSC (b) (c)            385,403
    50,878,857  OGK-2 OAO (b) (c)                     260,296
                                                 ------------
                                                      781,860
                                                 ------------
                SOUTH AFRICA - 7.5%
        16,103  African Rainbow Minerals Ltd.         109,502
        29,929  Assore Ltd.                           254,615
         4,421  Astral Foods Ltd.                      58,506
        17,012  Cashbuild Ltd.                        420,895
        17,415  Clicks Group Ltd.                     128,830
        39,808  DataTec Ltd.                          211,049
       221,758  Emira Property Fund                   309,506
        20,009  EOH Holdings Ltd.                     257,456
        74,058  Mpact Ltd.                            262,301
       116,305  Murray & Roberts Holdings Ltd.        122,844


Page 96                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) (CONTINUED)
                SOUTH AFRICA (CONTINUED)
        17,263  Northam Platinum Ltd. (b)        $     57,127
        53,058  Reunert Ltd.                          289,146
       110,621  Rhodes Food Group Pty Ltd. (b)        180,853
        48,812  Sappi Ltd. (b)                        173,125
       381,825  Zeder Investments Ltd.                258,295
                                                 ------------
                                                    3,094,050
                                                 ------------
                TAIWAN - 18.5%
       133,939  Ardentec Corp.                        113,951
       355,700  Asia Vital Components Co., Ltd.       312,993
       241,168  Chimei Materials Technology
                  Corp.                               210,649
       196,113  China Metal Products                  175,109
       253,431  China Synthetic Rubber Corp.          265,715
       221,068  Darwin Precisions Corp.               109,980
        44,535  Elite Advanced Laser Corp.            235,994
       191,785  Elite Material Co., Ltd.              373,569
       314,848  Elitegroup Computer Systems
                  Co., Ltd.                           320,414
        21,678  Ennoconn Corp.                        258,904
       323,768  Formosan Rubber Group, Inc.           304,833
       227,177  Gold Circuit Electronics Ltd. (b)      93,140
       111,129  Highwealth Construction Corp.         265,086
       448,895  Long Bon International Co., Ltd.      330,257
         9,139  Makalot Industrial Co., Ltd.           78,640
       443,090  Mercuries & Associates Holding
                  Ltd.                                256,337
        55,342  Micro-Star International Co.,
                  Ltd.                                 55,962
        40,077  Nan Ya Printed Circuit Board
                  Corp.                                52,800
       539,262  Orient Semiconductor Electronics
                  Ltd. (b)                            221,091
        20,206  PChome Online, Inc.                   333,989
        20,695  Poya International Co., Ltd.          220,334
       191,251  Primax Electronics Ltd.               242,361
        51,461  San Fang Chemical Industry Co.,
                  Ltd.                                 72,552
       136,383  Sigurd Microelectronics Corp.         123,324
        90,172  Sitronix Technology Corp.             293,710
        44,985  Swancor Ind Co., Ltd.                 462,906
       291,623  TA Chen Stainless Pipe                150,752
       227,594  Taiwan Cogeneration Corp.             197,687
       656,851  Taiwan Land Development Corp.         255,464
       393,103  Taiwan Life Insurance Co.,
                  Ltd. (b)                            422,986
       108,921  Taiwan Paiho Ltd.                     307,123
        37,655  Taiwan PCB Techvest Co., Ltd.          52,844
       399,213  Winbond Electronics Corp. (b)         104,544
        51,018  WPG Holdings Ltd.                      63,908
        42,523  WT Microelectronics Co., Ltd.          64,085
       342,655  Yang Ming Marine Transport
                  Corp. (b)                           119,940
        31,874  Yungshin Construction &
                  Development Co., Ltd.                56,714
                                                 ------------
                                                    7,580,647
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                THAILAND - 4.4%
       888,300  AP Thailand PCL                  $    189,361
     2,731,400  Cal-Comp Electronics
                  Thailand PCL                        279,808
       374,100  GFPT PCL                              132,913
       159,000  Gunkul Engineering PCL                127,104
       160,900  KCE Electronics PCL                   264,391
     1,015,500  Tipco Asphalt PCL                     688,515
     1,490,800  TPI Polene PCL                        135,947
                                                 ------------
                                                    1,818,039
                                                 ------------
                TURKEY - 7.0%
        88,032  Aksa Akrilik Kimya Sanayii A.S.       359,669
        62,039  Dogus Otomotiv Servis ve
                  Ticaret A.S.                        363,424
       133,288  Gubre Fabrikalari TAS                 353,100
       507,752  Kardemir Karabuk Demir Celik
                  Sanayi ve Ticaret A.S.              297,441
       406,203  Koza Anadolu Metal Madencilik
                  Isletmeleri A.S. (b)                415,282
       812,406  Saf Gayrimenkul Yatirim
                  Ortakligi A.S.                      327,375
       326,831  Selcuk Ecza Deposu Ticaret ve
                  Sanayi A.S.                         303,649
       218,165  Torunlar Gayrimenkul Yatirim
                  Ortakligi A.S.                      279,208
       173,497  Trakya Cam Sanayii A.S.               181,259
                                                 ------------
                                                    2,880,407
                                                 ------------
                UNITED STATES - 0.1%
        16,591  CTC Media, Inc.                        37,662
                                                 ------------
                VIRGIN ISLANDS (BRITISH) - 0.5%
         3,811  Luxoft Holding, Inc. (b)              215,512
                                                 ------------
                TOTAL COMMON STOCKS                40,975,241
                (Cost $43,103,271)               ------------

                RIGHTS - 0.0%
                INDONESIA - 0.0%
       355,727  Waskita Karya Persero Tbk
                  PT (b)                                1,094
                                                 ------------
                TOTAL RIGHTS                            1,094
                (Cost $0)                        ------------

                TOTAL INVESTMENTS - 99.8%          40,976,335
                (Cost $43,103,271) (f)

                NET OTHER ASSETS AND
                  LIABILITIES - 0.2%                   86,951
                                                 ------------
                NET ASSETS - 100.0%              $ 41,063,286
                                                 ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2015, securities noted as such are valued at $1,563,050 or 3.8% of net assets.


                        See Notes to Financial Statements                Page 97

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

JUNE 30, 2015 (UNAUDITED)

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the Hong Kong Stock Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This company has filed for protection in federal bankruptcy court.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,671,421 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,798,357.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Common Stocks:
  Bermuda              $  1,295,309   $  1,045,677   $        --   $    249,632
  Cayman Islands         10,893,634     10,657,664            --        235,970
  Greece                    260,818             --       260,818             --
  Mexico                    693,637        693,637            --             --*
  Philippines               963,949        929,179        34,770             --
  Russia                    781,860             --       781,860             --
  Other Country
    Categories**         26,086,034     26,086,034            --             --
                       --------------------------------------------------------
Total Common
  Stocks                 40,975,241     39,412,191     1,077,448        485,602
Rights**                      1,094          1,094            --             --
                       --------------------------------------------------------
Total Investments      $ 40,976,335   $ 39,413,285   $ 1,077,448   $    485,602
                       ========================================================

*     Investment is valued at $0.
**    See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $11,199,771 from Level 2 to Level 1 and $485,602 from Level 2 to Level 3 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold. The common stocks that transferred from Level 2 to Level 3 did so as a result of the securities being halted on their primary exchanges due to negative news related to the companies.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


BEGINNING BALANCE AT DECEMBER 31, 2014
Common Stocks                                    $         --*
Net Realized Gain                                          --
Net Change in Unrealized
  Appreciation/Depreciation                                --
Purchases                                                  --
Sales                                                      --
Transfers In                                          485,602
Transfers Out                                              --

ENDING BALANCE AT JUNE 30, 2015
Common Stocks                                         485,602
                                                 ------------
Total Level 3 holdings                           $    485,602
                                                 ============

* Investment is valued at $0.


Page 98                 See Notes to Financial Statements

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) - 99.6%
                AUSTRIA - 4.0%
         2,030  ams AG                           $     88,804
           543  Andritz AG                             30,056
         5,918  OMV AG                                162,831
         7,768  Verbund AG                            112,928
         4,437  Voestalpine AG                        184,656
                                                 ------------
                                                      579,275
                                                 ------------
                BELGIUM - 6.6%
           554  Ackermans & van Haaren N.V.            78,840
         3,623  Ageas                                 139,571
           266  Anheuser-Busch InBev N.V.              31,879
         3,477  bpost S.A.                             95,513
           746  Colruyt S.A. (b)                       33,404
         1,807  Delhaize Group S.A.                   149,197
         1,961  Groupe Bruxelles Lambert S.A.         157,845
         2,786  Proximus S.A.                          98,366
         1,572  Sofina S.A.                           175,430
                                                 ------------
                                                      960,045
                                                 ------------
                FINLAND - 7.5%
         2,586  Elisa OYJ                              81,964
         7,734  Fortum OYJ                            137,439
         4,180  Huhtamaki OYJ                         129,177
         3,043  Kesko OYJ, Class B                    105,880
         4,960  Neste OYJ                             126,408
        21,276  Nokia OYJ                             144,452
         2,173  Nokian Renkaat OYJ                     68,098
        16,343  Outokumpu OYJ (b)                      82,318
         9,464  Stora Enso OYJ, Class R                97,543
         6,679  UPM-Kymmene OYJ                       118,169
                                                 ------------
                                                    1,091,448
                                                 ------------
                FRANCE - 21.6%
           623  Accor S.A.                             31,442
         1,290  AXA S.A.                               32,545
         3,312  Bouygues S.A.                         123,824
         1,585  Cap Gemini S.A.                       140,250
           367  Casino Guichard Perrachon S.A.         27,802
           861  Christian Dior S.A.                   168,076
         1,480  Cie de Saint-Gobain                    66,445
         1,307  Cie Generale des Etablissements
                  Michelin                            136,954
         1,855  CNP Assurances                         30,979
         4,425  Credit Agricole S.A.                   65,809
         6,575  Engie                                 121,974
           916  Euler Hermes S.A.                      92,337
         3,717  Faurecia                              152,868
         4,536  Groupe Eurotunnel S.A.                 65,690
           177  L'Oreal S.A.                           31,573
         2,166  Lagardere SCA                          63,170
           553  LVMH Moet Hennessy Louis
                  Vuitton SE                           96,885
         8,864  Natixis                                63,789
         8,087  Orange S.A.                           124,508
         7,763  Peugeot S.A. (b)                      159,634
         2,461  Plastic Omnium S.A.                    62,706
         1,785  Renault S.A.                          185,906
           465  Safran S.A.                            31,514


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                FRANCE (CONTINUED)
           459  Sartorius Stedim Biotech         $    126,624
           963  SCOR SE                                33,974
         5,925  Societe Television Francaise 1        102,187
         1,888  Suez Environnement Co.                 35,119
         1,610  Technip SA                             99,653
         1,422  Teleperformance                       100,462
         1,961  TOTAL S.A.                             95,254
           121  Unibail-Rodamco SE                     30,581
         1,088  Valeo S.A.                            171,451
         3,435  Veolia Environnement S.A.              70,042
           887  Vicat S.A.                             60,766
         2,274  Vinci S.A.                            131,525
         1,308  Vivendi S.A.                           32,992
                                                 ------------
                                                    3,167,310
                                                 ------------
                GERMANY - 21.9%
           187  Allianz SE                             29,124
           654  BASF SE                                57,469
           216  Bayer AG                               30,233
         1,039  Bayerische Motoren Werke AG           113,725
         1,085  Brenntag AG                            62,210
           412  Continental AG                         97,490
         1,686  Daimler AG                            153,454
         2,805  Deutsche Bank AG                       84,277
           796  Deutsche Boerse AG                     65,891
         2,313  Deutsche Lufthansa AG                  29,822
         7,098  Deutsche Telekom AG                   122,259
         3,807  Deutsche Wohnen AG                     87,240
         1,181  Duerr AG                              110,018
         1,087  Fraport AG Frankfurt Airport
                  Services Worldwide                   68,275
         3,233  Freenet AG                            108,904
         1,562  Fresenius Medical Care AG &
                  Co. KGaA                            128,933
         2,721  Fresenius SE & Co. KGaA               174,578
         1,343  GEA Group AG                           59,905
         1,595  Hannover Rueck SE                     154,329
           820  HeidelbergCement AG                    65,025
           276  Henkel AG & Co. KGaA
                  (Preference Shares)                  30,954
         8,155  Infineon Technologies AG              101,190
         3,980  K+S AG                                167,656
           793  KION Group AG                          37,989
         1,249  Krones AG                             130,556
           410  LEG Immobilien AG                      28,486
         1,158  Merck KGaA                            115,389
           994  MTU Aero Engines Holding AG            93,496
           301  Muenchener Rueckversicherungs -
                  Gesellschaft AG                      53,356
           653  OSRAM Licht AG                         31,271
         1,654  Porsche Automobil Holding SE
                  (Preference Shares)                 139,348
         2,648  ProSiebenSat.1 Media AG               130,779
         5,089  RWE AG                                109,413
           514  Symrise AG                             31,901
         1,238  ThyssenKrupp AG                        32,207
           610  Volkswagen AG (Preference
                  Shares)                             141,452


                        See Notes to Financial Statements                Page 99

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)

JUNE 30, 2015 (UNAUDITED)

SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                COMMON STOCKS (a) (CONTINUED)
                GERMANY (CONTINUED)
           281  Wacker Chemie AG                 $     29,009
                                                 ------------
                                                   3,207,6136
                                                 ------------
                GREECE - 0.8%
        14,669  Hellenic Telecommunications
                  Organization S.A. (c)               113,685
                                                 ------------
                IRELAND - 2.6%
         1,249  CRH PLC                                35,257
         3,431  Kingspan Group PLC                     82,812
           380  Paddy Power PLC                        32,565
         5,437  Ryanair Holdings PLC                   71,586
         5,787  Smurfit Kappa Group PLC               159,420
                                                 ------------
                                                      381,640
                                                 ------------
                ITALY - 11.1%
        93,813  A2A S.p.A.                            111,908
        63,997  Banca Popolare di Milano Scarl         67,494
         2,997  De'Longhi S.p.A.                       68,695
        69,591  Enel Green Power S.p.A.               136,004
         7,503  Eni S.p.A.                            133,166
         2,862  EXOR S.p.A.                           136,626
        13,653  Finmeccanica S.p.A. (b)               171,693
        27,680  Hera S.p.A.                            69,248
        28,668  Intesa Sanpaolo S.p.A.                103,936
         1,037  Luxottica Group S.p.A                  68,961
         3,478  Recordati S.p.A.                       72,935
         9,559  Saipem S.p.A                          100,974
         3,044  Salvatore Ferragamo S.p.A              91,424
        20,081  Snam SpA                               95,549
       138,529  Telecom Italia S.p.A. (b)             175,752
        11,156  UnipolSai S.p.A.                       27,636
                                                 ------------
                                                    1,632,001
                                                 ------------
                LUXEMBOURG - 2.9%
         4,050  APERAM S.A. (b)                       162,861
        10,343  ArcelorMittal                         100,699
        11,583  Tenaris S.A.                          155,993
                                                 ------------
                                                      419,553
                                                 ------------
                NETHERLANDS - 5.9%
         8,234  Aegon N.V.                             60,513
           501  Airbus Group N.V.                      32,507
         3,303  Boskalis Westminster N.V.             161,655
         3,450  Delta Lloyd N.V.                       56,636
         2,360  Heineken Holding N.V.                 165,624
         8,244  Koninklijke Ahold N.V.                154,406
         2,678  Randstad Holding N.V.                 174,387
         1,990  Wolters Kluwer N.V.                    59,113
                                                 ------------
                                                      864,841
                                                 ------------
                PORTUGAL - 3.1%
        43,407  EDP - Energias de Portugal S.A.       164,776
         7,758  Jeronimo Martins SGPS S.A.             99,464
        13,464  NOS SGPS S.A.                         107,684
        21,771  Portucel S.A.                          83,736
                                                 ------------
                                                      455,660
                                                 ------------


SHARES          DESCRIPTION                             VALUE
-------------------------------------------------------------
                SPAIN - 10.3%
         8,325  Abengoa S.A.                     $     27,611
         1,264  Acciona S.A.                           95,443
         7,995  Acerinox S.A.                         110,613
         8,836  Almirall S.A.                         174,655
         2,188  Bolsas y Mercados Espanoles
                  SHMSF S.A.                           88,497
         9,455  EDP Renovaveis S.A.                    66,935
         3,408  Enagas S.A.                            92,687
         5,042  Endesa S.A.                            96,486
         1,528  Ferrovial S.A. (b)                     33,133
        12,858  Gamesa Corp. Tecnologica
                  S.A. (b)                            202,550
         5,786  Gas Natural SDG S.A.                  131,204
        20,163  Iberdrola S.A.                        135,816
         2,025  Industria de Diseno Textil             65,819
           399  Red Electrica Corp. S.A.               31,974
         8,962  Repsol S.A.                           157,363
                                                 ------------
                                                    1,510,786
                                                 ------------
                UNITED KINGDOM - 1.3%
         3,596  Dialog Semiconductor PLC (b)          194,396
                                                 ------------
                TOTAL INVESTMENTS - 99.6%          14,578,253
                (Cost $14,839,536) (d)

                NET OTHER ASSETS AND
                  LIABILITIES - 0.4%                   55,192
                                                 ------------
                NET ASSETS - 100.0%              $ 14,633,445
                                                 ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2015, securities noted as such are valued at $113,685 or 0.78% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $605,242 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $866,525.


Page 100                See Notes to Financial Statements

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)

JUNE 30, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2       LEVEL 3
                          TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS             6/30/2015        PRICES         INPUT         INPUT
-------------------------------------------------------------------------------
Greece                 $    113,685   $         --   $   113,685   $         --
Other Country
    Categories*          14,464,568     14,464,568            --             --
                       --------------------------------------------------------
Total Investments      $ 14,578,253   $ 14,464,568   $   113,685   $         --
                       ========================================================

*     See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $9,159,241 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014, exceeding a certain threshold.


                        See Notes to Financial Statements               Page 101

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2015 (UNAUDITED)

                                                                FIRST TRUST
                                                                ASIA PACIFIC      FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                                  EX-JAPAN           EUROPE        LATIN AMERICA         BRAZIL
                                                              ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND
                                                                   (FPA)             (FEP)             (FLN)             (FBZ)
                                                              ----------------  ----------------  ----------------  ----------------

ASSETS:
Investments, at value.......................................   $   52,479,893    $  402,236,415    $    8,008,041    $    2,708,542
Cash  ......................................................           31,907           283,615                --                --
Foreign currency............................................               --           165,286            16,489             5,430
Receivables:
      Investment securities sold............................               --                --            24,816            14,118
      Capital shares sold...................................               --                --                --                --
      Dividends.............................................          101,920           426,519            22,413            18,303
      Dividend reclaims.....................................            1,550           708,677                --                --
      Currency..............................................               --               507                --                --
Other assets................................................               --               883               989                --
                                                               --------------    --------------    --------------    --------------
         TOTAL ASSETS.......................................       52,615,270       403,821,902         8,072,748         2,746,393
                                                               --------------    --------------    --------------    --------------

LIABILITIES:
Due to custodian............................................               --                --            37,397            18,321
Due to custodian foreign currency...........................            3,874                --                --                --
Payables:
      Capital shares redeemed...............................               --                --                --                --
      Collateral for securities on loan.....................               --         8,779,453                --                --
      Investment securities purchased.......................               --                --                --                --
      Investment advisory fees..............................           35,064           266,210             5,340             1,818
      Currency..............................................               --                --               195               184
      Distributions payable.................................               --                --                --                --
                                                               --------------    --------------    --------------    --------------
         TOTAL LIABILITIES..................................           38,938         9,045,663            42,932            20,323
                                                               --------------    --------------    --------------    --------------
NET ASSETS..................................................   $   52,576,332    $  394,776,239    $    8,029,816    $    2,726,070
                                                               ==============    ==============    ==============    ==============

NET ASSETS CONSIST OF:
Paid-in capital.............................................   $   57,252,579    $  488,534,338    $   11,827,366    $    7,224,352
Par value...................................................           17,000           128,000             4,500             2,000
Accumulated net investment income (loss)....................          (26,065)          228,812            21,087               (14)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions............................       (4,514,822)      (86,304,663)       (3,132,586)       (3,954,965)
Net unrealized appreciation (depreciation) on investments
   and foreign currency translation.........................         (152,360)       (7,810,248)         (690,551)         (545,303)
                                                               --------------    --------------    --------------    --------------
NET ASSETS..................................................   $   52,576,332    $  394,776,239    $    8,029,816    $    2,726,070
                                                               ==============    ==============    ==============    ==============

NET ASSET VALUE, per share..................................   $        30.93    $        30.84    $        17.84    $        13.63
                                                               ==============    ==============    ==============    ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...................        1,700,002        12,800,002           450,002           200,002
                                                               ==============    ==============    ==============    ==============
Investments, at cost........................................   $   52,632,568    $  409,956,357    $    8,697,117    $    3,253,106
                                                               ==============    ==============    ==============    ==============
Foreign currency, at cost (proceeds)........................   $       (3,878)   $      165,537    $       16,638    $        5,419
                                                               ==============    ==============    ==============    ==============
Securities on loan, at value................................   $           --    $    8,261,212    $           --    $           --
                                                               ==============    ==============    ==============    ==============


Page 102                See Notes to Financial Statements


                                                           FIRST TRUST        FIRST TRUST
  FIRST TRUST        FIRST TRUST        FIRST TRUST         DEVELOPED           EMERGING         FIRST TRUST
     CHINA              JAPAN           SOUTH KOREA       MARKETS EX-US         MARKETS            GERMANY
ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND
     (FCA)              (FJP)              (FKO)              (FDT)              (FEM)              (FGM)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------


 $   32,295,389     $  167,168,273     $    2,604,755     $  166,500,116     $  287,118,408     $  269,555,215
             --                 --              1,091                 --                 --          5,513,426
         46,184            276,389                 --            101,928            996,900             12,167

             --          7,346,674                 --                 --          9,938,914                 --
             --         15,110,865                 --                 --                 --          3,792,738
        449,496            155,522                 --            218,071          1,896,973                 --
             --                580                 --             91,469              1,087            199,875
             --                 --                 --                 --                 --                 --
             --                 --                 --              5,643                 --                 --
 --------------     --------------     --------------     --------------     --------------     --------------
     32,791,069        190,058,303          2,605,846        166,917,227        299,952,282        279,073,421
 --------------     --------------     --------------     --------------     --------------     --------------


         90,446            134,293                 --             30,241          1,374,424                 --
             --                 --                 --                 --                 --                 --

             --           ,555,433                 --                 --          9,228,492                 --
             --          3,652,515                 --          4,476,021          4,234,448         13,153,788
             --         14,907,147                 --                 --              4,729          3,710,663
         22,667            106,571              1,688            107,491            210,605            160,289
              9              1,234                 --                310              4,055                 27
             --                 --                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------     --------------
        113,122         26,357,193              1,688          4,614,063         15,056,753         17,024,740
 --------------     --------------     --------------     --------------     --------------     --------------
 $   32,677,947     $  163,701,110     $    2,604,158     $  162,303,164     $  284,895,529     $  262,048,681
 ==============     ==============     ==============     ==============     ==============     ==============


 $   32,836,509     $  159,282,953     $    3,125,922     $  170,876,545     $  337,319,139     $  274,244,342
         12,500             32,500              1,000             32,020            123,500             69,500
        232,103             73,037               (851)           (46,007)           798,057            416,584

     (1,370,621)         1,696,163           (873,580)       (11,832,328)       (36,656,089)        (6,497,049)

        967,456          2,616,457            351,667          3,272,934        (16,689,078)        (6,184,696)
 --------------     --------------     --------------     --------------     --------------     --------------
 $   32,677,947     $  163,701,110     $    2,604,158     $  162,303,164     $  284,895,529     $  262,048,681
 ==============     ==============     ==============     ==============     ==============     ==============

 $        26.14     $        50.37     $        26.04     $        50.69     $        23.07     $        37.70
 ==============     ==============     ==============     ==============     ==============     ==============

      1,250,002          3,250,002            100,002          3,202,000         12,350,002          6,950,002
 ==============     ==============     ==============     ==============     ==============     ==============
 $   31,328,050     $  164,552,488     $    2,253,088     $  163,217,293     $  303,791,007     $  275,744,496
 ==============     ==============     ==============     ==============     ==============     ==============
 $       46,178     $      275,721     $           --     $      101,763     $      996,525     $       12,160
 ==============     ==============     ==============     ==============     ==============     ==============
 $           --     $    4,230,202     $           --     $    4,238,611     $    3,876,029     $   12,370,811
 ==============     ==============     ==============     ==============     ==============     ==============


                        See Notes to Financial Statements               Page 103

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

JUNE 30, 2015 (UNAUDITED)

                                                                FIRST TRUST       FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                                   CANADA          AUSTRALIA       UNITED KINGDOM        TAIWAN
                                                              ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND
                                                                   (FCAN)            (FAUS)            (FKU)             (FTW)
                                                              ----------------  ----------------  ----------------  ----------------

ASSETS:
Investments, at value.......................................   $   20,796,591    $    1,462,893    $  356,806,959    $   13,337,908
Cash  ......................................................               --                38           718,261                --
Foreign currency............................................           38,023                --            28,696                --
Receivables:
      Investment securities sold............................       48,587,006                --                --                --
      Capital shares sold...................................               --                --        17,323,596                --
      Dividends.............................................          110,522             5,024         1,205,731            44,055
      Dividend reclaims.....................................               --                53               692                --
      Currency..............................................          213,824                --                --                --
Other assets................................................               --                --                --                --
                                                               --------------    --------------    --------------    --------------
         TOTAL ASSETS.......................................       69,745,966         1,468,008       376,083,935        13,381,963
                                                               --------------    --------------    --------------    --------------

LIABILITIES:
Due to custodian............................................       14,845,664                --                --            29,237
Due to custodian foreign currency...........................               --                --                --                --
Payables:
      Capital shares redeemed...............................       34,029,842                --                --                --
      Collateral for securities on loan.....................        4,580,662                --                --                --
      Investment securities purchased.......................               --                --        16,768,190                --
      Investment advisory fees..............................           43,966             1,000           220,623             8,855
      Currency..............................................               --                --            19,239                --
      Distributions payable.................................            2,285                --                --                --
                                                               --------------    --------------    --------------    --------------
         TOTAL LIABILITIES..................................       53,502,419             1,000        17,008,052            38,092
                                                               --------------    --------------    --------------    --------------
NET ASSETS..................................................   $   16,243,547    $    1,467,008    $  359,075,883    $   13,343,871
                                                               ==============    ==============    ==============    ==============

NET ASSETS CONSIST OF:
Paid-in capital.............................................   $   31,705,106    $    1,875,130    $  362,815,381    $   12,930,540
Par value...................................................            5,500               500            83,000             3,500
Accumulated net investment income (loss)....................           17,114            (3,628)           60,776           (36,767)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions............................      (12,544,411)         (361,838)       (2,584,498)         (634,953)
Net unrealized appreciation (depreciation) on investments
   and foreign currency translation.........................       (2,939,762)          (43,156)       (1,298,776)        1,081,551
                                                               --------------    --------------    --------------    --------------
NET ASSETS..................................................   $   16,243,547    $    1,467,008    $  359,075,883    $   13,343,871
                                                               ==============    ==============    ==============    ==============

NET ASSET VALUE, per share..................................   $        29.53    $        29.34    $        43.26    $        38.13
                                                               ==============    ==============    ==============    ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...................          550,002            50,002         8,300,002           350,002
                                                               ==============    ==============    ==============    ==============
Investments, at cost........................................   $   23,735,350    $    1,506,076    $  358,114,796    $   12,256,405
                                                               ==============    ==============    ==============    ==============
Foreign currency, at cost (proceeds)........................   $       38,039    $           --    $       28,722    $           --
                                                               ==============    ==============    ==============    ==============
Securities on loan, at value................................   $    1,624,989    $           --    $           --    $           --
                                                               ==============    ==============    ==============    ==============


Page 104               See Notes to Financial Statements


                                        FIRST TRUST        FIRST TRUST
  FIRST TRUST        FIRST TRUST      DEVELOPED MARKETS  EMERGING MARKETS     FIRST TRUST
   HONG KONG         SWITZERLAND      EX-US SMALL CAP       SMALL CAP           EUROZONE
ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) ETF
     (FHK)              (FSZ)              (FDTS)             (FEMS)             (FEUZ)
----------------   ----------------   ----------------   ----------------   ----------------


 $  253,023,294     $  257,749,252     $    7,074,758     $   40,976,335     $   14,578,253
             --                 --              5,644                 --             10,346
         17,749              5,800             12,786             41,199                 --

         16,945         37,859,549                 --                 --                 --
      8,020,090          4,122,925                 --                 --                 --
        937,297                 --              7,132            163,019              4,061
             --            505,962              2,842                375             54,309
            191            373,209                 --                 --                  3
             --                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------
    262,015,566        300,616,697          7,103,162         41,180,928         14,646,972
 --------------     --------------     --------------     --------------     --------------


      4,015,651         42,693,449                 --             89,686                 --
             --                 --                 --                 --              3,263

             --                 --                 --                 --                 --
             --                 --                 --                 --                 --
      2,046,213                 --                 --                 --                252
        164,270            195,601              4,704             27,945             10,012
             --                 --                 35                 11                 --
             --                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------
      6,226,134         42,889,050              4,739            117,642             13,527
 --------------     --------------     --------------     --------------     --------------
 $  255,789,432     $  257,727,647     $    7,098,423     $   41,063,286     $   14,633,445
 ==============     ==============     ==============     ==============     ==============


 $  277,912,680     $  272,691,529     $    7,105,260     $   51,323,124     $   28,282,489
         64,000             64,000              2,000             12,000              4,500
        537,264            (69,335)           (32,988)           (13,225)             9,695

       (663,464)        (3,409,104)          (230,415)        (8,131,164)       (13,398,314)

    (22,061,048)       (11,549,443)           254,566         (2,127,449)          (264,925)
 --------------     --------------     --------------     --------------     --------------
 $  255,789,432     $  257,727,647     $    7,098,423     $   41,063,286     $   14,633,445
 ==============     ==============     ==============     ==============     ==============

 $        39.97     $        40.27     $        35.49     $        34.22     $        32.52
 ==============     ==============     ==============     ==============     ==============

      6,400,002          6,400,002            200,002          1,200,002            450,002
 ==============     ==============     ==============     ==============     ==============
 $  275,084,413     $  269,295,693     $    6,820,066     $   43,103,271     $   14,839,536
 ==============     ==============     ==============     ==============     ==============
 $       17,746     $        5,809     $       12,671     $       41,214     $       (3,263)
 ==============     ==============     ==============     ==============     ==============
 $           --     $           --     $           --     $           --     $           --
 ==============     ==============     ==============     ==============     ==============


                        See Notes to Financial Statements               Page 105

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)


                                                                FIRST TRUST
                                                                ASIA PACIFIC      FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                                  EX-JAPAN           EUROPE        LATIN AMERICA         BRAZIL
                                                              ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND
                                                                   (FPA)             (FEP)             (FLN)             (FBZ)
                                                              ----------------  ----------------  ----------------  ----------------

INVESTMENT INCOME:
Dividends...................................................   $      625,726    $    9,383,478    $      153,532    $       68,779
Foreign tax withholding.....................................          (45,235)         (829,093)           (9,109)           (2,497)
Securities lending income (net of fees).....................               --           262,295                --                --
Other ......................................................               --                24                 3                11
                                                               --------------    --------------    --------------    --------------
      Total investment income...............................          580,491         8,816,704           144,426            66,293
                                                               --------------    --------------    --------------    --------------

EXPENSES:
Investment advisory fees....................................          169,945         1,356,408            29,036            11,862
Excise tax..................................................               --                --                --               249
                                                               --------------    --------------    --------------    --------------
      Total expenses........................................          169,945         1,356,408            29,036            12,111
                                                               --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)................................          410,546         7,460,296           115,390            54,182
                                                               --------------    --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...........................................        2,077,994          (409,224)         (833,482)         (659,929)
      In-kind redemptions...................................          371,257           141,016            17,474                --
      Foreign currency transactions.........................          (41,011)          (46,378)          (12,091)          (13,480)
                                                               --------------    --------------    --------------    --------------
Net realized gain (loss)....................................        2,408,240          (314,586)         (828,099)         (673,409)
                                                               --------------    --------------    --------------    --------------
Net increase from payment by the advisor....................               --                --                --                --
                                                               --------------    --------------    --------------    --------------
Net change in unrealized appreciation (depreciation) on:
      Investments...........................................         (109,020)        9,404,083           332,986           204,515
      Foreign currency translation..........................            3,967            (5,650)             (699)             (489)
                                                               --------------    --------------    --------------    --------------
Net change in unrealized appreciation (depreciation)........         (105,053)        9,398,433           332,287           204,026
                                                               --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................        2,303,187         9,083,847          (495,812)         (469,383)
                                                               --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................................   $    2,713,733    $   16,544,143    $     (380,422)   $     (415,201)
                                                               ==============    ==============    ==============    ==============


Page 106                See Notes to Financial Statements


                                                           FIRST TRUST        FIRST TRUST
  FIRST TRUST        FIRST TRUST        FIRST TRUST         DEVELOPED           EMERGING         FIRST TRUST
     CHINA              JAPAN           SOUTH KOREA       MARKETS EX-US         MARKETS            GERMANY
ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND
     (FCA)              (FJP)              (FKO)              (FDT)              (FEM)              (FGM)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------


 $      734,999     $    1,569,751     $       44,560     $    2,184,309     $    6,163,896     $    3,617,199
        (20,824)          (156,975)            (9,717)          (187,104)          (470,780)          (429,596)
             --              4,556                 --             80,658            170,459            105,882
             --                 --                 --                  3                  2                 --
 --------------     --------------     --------------     --------------     --------------     --------------
        714,175          1,417,332             34,843          2,077,866          5,863,577          3,293,485
 --------------     --------------     --------------     --------------     --------------     --------------


         97,642            526,053             11,974            541,497          1,599,367            479,600
             --                 --                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------     --------------
         97,642            526,053             11,974            541,497          1,599,367            479,600
 --------------     --------------     --------------     --------------     --------------     --------------
        616,533            891,279             22,869          1,536,369          4,264,210          2,813,885
 --------------     --------------     --------------     --------------     --------------     --------------



        178,648         (2,301,879)          (148,538)        (3,474,134)        (4,028,750)        (4,958,637)
        288,133          6,069,662                 --          8,251,490          3,748,452            610,035
         (1,196)           (44,718)            (3,428)           (65,497)          (251,255)           (22,802)
 --------------     --------------     --------------     --------------     --------------     --------------
        465,585          3,723,065           (151,966)         4,711,859           (531,553)        (4,371,404)
 --------------     --------------     --------------     --------------     --------------     --------------
             --                 --                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------     --------------

        958,320          5,604,111            370,082          2,729,950         32,508,438           (962,488)
            115                360                 --              1,256             (1,126)            11,270
 --------------     --------------     --------------     --------------     --------------     --------------
        958,435          5,604,471            370,082          2,731,206         32,507,312           (951,218)
 --------------     --------------     --------------     --------------     --------------     --------------
      1,424,020          9,327,536            218,116          7,443,065         31,975,759         (5,322,622)
 --------------     --------------     --------------     --------------     --------------     --------------

 $    2,040,553     $   10,218,815     $      240,985     $    8,979,434     $   36,239,969     $   (2,508,737)
 ==============     ==============     ==============     ==============     ==============     ==============


                        See Notes to Financial Statements               Page 107

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)


                                                                FIRST TRUST       FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                                   CANADA          AUSTRALIA       UNITED KINGDOM        TAIWAN
                                                              ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND
                                                                   (FCAN)            (FAUS)            (FKU)             (FTW)
                                                              ----------------  ----------------  ----------------  ----------------

INVESTMENT INCOME:
Dividends...................................................   $      316,842    $       31,310  $      3,748,696    $       55,009
Foreign tax withholding.....................................          (47,501)           (1,249)           (1,003)          (11,002)
Securities lending income (net of fees).....................            7,390                --                --                --
Other ......................................................               --                --                26                --
                                                               --------------    --------------    --------------    --------------
      Total investment income...............................          276,731            30,061         3,747,719            44,007
                                                               --------------    --------------    --------------    --------------

EXPENSES:
Investment advisory fees....................................          100,194             6,032           678,451            80,774
Excise tax..................................................               --                --                --                --
                                                               --------------    --------------    --------------    --------------
      Total expenses........................................          100,194             6,032           678,451            80,774
                                                               --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)................................          176,537            24,029         3,069,268           (36,767)
                                                               --------------    --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...........................................       (7,169,089)          (34,570)       (3,260,154)         (291,037)
      In-kind redemptions...................................       (2,319,004)               --         2,623,946                --
      Foreign currency transactions.........................           (4,232)              271            77,899            25,347
                                                               --------------    --------------    --------------    --------------
Net realized gain (loss)....................................       (9,492,325)          (34,299)         (558,309)         (265,690)
                                                               --------------    --------------    --------------    --------------
Net increase from payment by the advisor....................               --                --                --                --
                                                               --------------    --------------    --------------    --------------
Net change in unrealized appreciation (depreciation) on:
      Investments...........................................        5,452,076            42,797         2,810,264         1,803,735
      Foreign currency translation..........................             (456)               24            10,728                48
                                                               --------------    --------------    --------------    --------------
Net change in unrealized appreciation (depreciation)........        5,451,620            42,821         2,820,992         1,803,783
                                                               --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................       (4,040,705)            8,522         2,262,683         1,538,093
                                                               --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................................   $   (3,864,168)   $       32,551    $    5,331,951    $    1,501,326
                                                               ==============    ==============    ==============    ==============


Page 108               See Notes to Financial Statements

                                        FIRST TRUST        FIRST TRUST
  FIRST TRUST        FIRST TRUST      DEVELOPED MARKETS  EMERGING MARKETS     FIRST TRUST
   HONG KONG         SWITZERLAND      EX-US SMALL CAP        SMALLCAP           EUROZONE
ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) ETF
     (FHK)              (FSZ)              (FDTS)             (FEMS)             (FEUZ)
----------------   ----------------   ----------------   ----------------   ----------------


 $    2,874,954     $    3,536,773     $      110,742     $      705,783     $      489,974
             --           (289,202)           (11,127)           (35,603)           (71,126)
             --                 --                 --                 --                 --
             --                 --                 68                 --                 17
 --------------     --------------     --------------     --------------     --------------
      2,874,954          3,247,571             99,683            670,180            418,865
 --------------     --------------     --------------     --------------     --------------


        485,738            503,854             27,183            147,013            284,608
         10,554                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------
        496,292            503,854             27,183            147,013            284,608
 --------------     --------------     --------------     --------------     --------------
      2,378,662          2,743,717             72,500            523,167            134,257
 --------------     --------------     --------------     --------------     --------------



       (568,837)        (3,621,125)          (335,542)           (38,451)       (26,098,724)
             --          3,029,462            530,080           (167,629)        12,763,001
         (6,733)            (6,751)            (3,233)           (14,126)           (44,682)
 --------------     --------------     --------------     --------------     --------------
       (575,570)          (598,414)           191,305           (220,206)       (13,380,405)
 --------------     --------------     --------------     --------------     --------------
          9,113                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------

    (21,049,052)        (5,920,874)           496,061            942,801         17,499,795
           (159)             9,000                155               (434)            21,778
 --------------     --------------     --------------     --------------     --------------
    (21,049,211)        (5,911,874)           496,216            942,367         17,521,573
 --------------     --------------     --------------     --------------     --------------
    (21,615,668)        (6,510,288)           687,521            722,161          4,141,168
 --------------     --------------     --------------     --------------     --------------

 $  (19,237,006)    $   (3,766,571)    $      760,021     $    1,245,328     $    4,275,425
 ==============     ==============     ==============     ==============     ==============


                        See Notes to Financial Statements               Page 109

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF CHANGES IN NET ASSETS

                                                      FIRST TRUST ASIA PACIFIC EX-                 FIRST TRUST EUROPE
                                                      JAPAN ALPHADEX(R) FUND (FPA)               ALPHADEX(R) FUND (FEP)
                                                  ------------------------------------    ------------------------------------

                                                    FOR THE SIX                             FOR THE SIX
                                                    MONTHS ENDED        FOR THE YEAR        MONTHS ENDED        FOR THE YEAR
                                                     6/30/2015             ENDED             6/30/2015             ENDED
                                                    (UNAUDITED)          12/31/2014         (UNAUDITED)          12/31/2014
                                                  ----------------    ----------------    ----------------    ----------------
OPERATIONS:
   Net investment income (loss).................  $        410,546    $      1,212,488    $      7,460,296    $     15,596,862
   Net realized gain (loss).....................         2,408,240          (2,874,486)           (314,586)        (65,075,284)
   Net increase from payment by the advisor.....                --                  --                  --                  --
   Net change in unrealized appreciation
      (depreciation)............................          (105,053)         (1,486,105)          9,398,433         (47,196,311)
                                                  ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
      resulting from operations.................         2,713,733          (3,148,103)         16,544,143         (96,674,733)
                                                  ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income........................           (16,490)         (1,810,861)         (7,025,821)        (15,697,641)
   Return of capital............................                --            (158,161)                 --                  --
                                                  ----------------    ----------------    ----------------    ----------------
   Total distributions to shareholders..........           (16,490)         (1,969,022)         (7,025,821)        (15,697,641)
                                                  ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold....................        25,431,024         153,200,626         115,236,776         681,038,303
   Cost of shares redeemed......................        (6,279,287)       (174,522,900)         (7,265,127)       (696,860,572)
                                                  ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
      resulting from shareholder transactions...        19,151,737         (21,322,274)        107,971,649         (15,822,269)
                                                  ----------------    ----------------    ----------------    ----------------
   Total increase (decrease) in net assets......        21,848,980         (26,439,399)        117,489,971        (128,194,643)

NET ASSETS:
   Beginning of period..........................        30,727,352          57,166,751         277,286,268         405,480,911
                                                  ----------------    ----------------    ----------------    ----------------
   End of period................................  $     52,576,332    $     30,727,352    $    394,776,239    $    277,286,268
                                                  ================    ================    ================    ================
   Accumulated net investment income (loss)
      at end of period..........................  $        (26,065)   $       (420,121)   $        228,812    $       (205,663)
                                                  ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period......         1,100,002           2,050,002           9,400,002          12,250,002
   Shares sold..................................           800,000           5,200,000           3,650,000          19,550,000
   Shares redeemed..............................          (200,000)         (6,150,000)           (250,000)        (22,400,000)
                                                  ----------------    ----------------    ----------------    ----------------
   Shares outstanding, end of period............         1,700,002           1,100,002          12,800,002           9,400,002
                                                  ================    ================    ================    ================


Page 110                See Notes to Financial Statements

   FIRST TRUST LATIN AMERICA             FIRST TRUST BRAZIL                FIRST TRUST CHINA
     ALPHADEX(R) FUND (FLN)            ALPHADEX(R) FUND (FBZ)            ALPHADEX(R) FUND (FCA)
 ------------------------------    ------------------------------    ------------------------------

  FOR THE SIX                       FOR THE SIX                       FOR THE SIX
  MONTHS ENDED    FOR THE YEAR      MONTHS ENDED    FOR THE YEAR      MONTHS ENDED    FOR THE YEAR
   6/30/2015         ENDED           6/30/2015         ENDED           6/30/2015         ENDED
  (UNAUDITED)      12/31/2014       (UNAUDITED)      12/31/2014       (UNAUDITED)      12/31/2014
 --------------  --------------    --------------  --------------    --------------  --------------

 $      115,390  $      221,851    $       54,182  $      194,716    $      616,533  $      140,626
       (828,099)       (790,028)         (673,409)       (740,532)          465,585          29,887
             --              --                --              --                --              --

        332,287        (531,292)          204,026       (304,986)           958,435        (216,689)
 --------------  --------------    --------------  --------------    --------------  --------------

       (380,422)     (1,099,469)         (415,201)       (850,802)        2,040,553         (46,176)
 --------------  --------------    --------------  --------------    --------------  --------------

        (92,170)       (227,961)          (62,081)       (185,026)         (377,251)       (153,526)
             --              --                --              --                --              --
 --------------  --------------    --------------  --------------    --------------  --------------
        (92,170)       (227,961)          (62,081)       (185,026)         (377,251)       (153,526)
 --------------  --------------    --------------  --------------    --------------  --------------

      3,696,996              --                --              --        16,553,239      13,549,324
       (920,601)     (1,148,576)         (708,414)       (887,744)       (1,341,968)     (2,257,714)
 --------------  --------------    --------------  --------------    --------------  --------------

      2,776,395      (1,148,576)         (708,414)       (887,744)       15,211,271      11,291,610
 --------------  --------------    --------------  --------------    --------------  --------------
      2,303,803      (2,476,006)       (1,185,696)     (1,923,572)       16,874,573      11,091,908


      5,726,013       8,202,019         3,911,766       5,835,338        15,803,374       4,711,466
 --------------  --------------    --------------  --------------    --------------  --------------
 $    8,029,816  $    5,726,013    $    2,726,070  $    3,911,766    $   32,677,947  $   15,803,374
 ==============  ==============    ==============  ==============    ==============  ==============

 $       21,087  $       (2,133)   $          (14) $        7,885    $      232,103  $       (7,179)
 ==============  ==============    ==============  ==============    ==============  ==============

        300,002         350,002           250,002         300,002           700,002         200,002
        200,000              --                --              --           600,000         600,000
        (50,000)        (50,000)          (50,000)        (50,000)          (50,000)       (100,000)
 --------------  --------------    --------------  --------------    --------------  --------------
        450,002         300,002           200,002         250,002         1,250,002         700,002
 ==============  ==============    ==============  ==============    ==============  ==============


                        See Notes to Financial Statements               Page 111

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                           FIRST TRUST JAPAN                    FIRST TRUST SOUTH KOREA
                                                         ALPHADEX(R) FUND (FJP)                  ALPHADEX(R) FUND (FKO)
                                                  ------------------------------------    ------------------------------------

                                                    FOR THE SIX                             FOR THE SIX
                                                    MONTHS ENDED        FOR THE YEAR        MONTHS ENDED        FOR THE YEAR
                                                     6/30/2015             ENDED             6/30/2015             ENDED
                                                    (UNAUDITED)          12/31/2014         (UNAUDITED)          12/31/2014
                                                  ----------------    ----------------    ----------------    ----------------
OPERATIONS:
   Net investment income (loss).................  $        891,279    $        844,866    $         22,869    $         12,060
   Net realized gain (loss).....................         3,723,065           6,260,120            (151,966)            (11,367)
   Net increase from payment by the advisor.....                --                  --                  --                  --
   Net change in unrealized appreciation
      (depreciation)............................         5,604,471          (7,047,345)            370,082            (602,023)
                                                  ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
      resulting from operations.................        10,218,815              57,641             240,985            (601,330)
                                                  ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income........................          (762,290)           (982,746)            (23,720)            (39,647)
   Return of capital............................                --                  --                  --              (7,354)
                                                  ----------------    ----------------    ----------------    ----------------
   Total distributions to shareholders..........          (762,290)           (982,746)            (23,720)            (47,001)
                                                  ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold....................       164,523,340         195,936,005                  --                  --
   Cost of shares redeemed......................       (48,516,646)       (260,323,166)         (1,191,050)         (1,344,100)
                                                  ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
      resulting from shareholder transactions...       116,006,694         (64,387,161)         (1,191,050)         (1,344,100)
                                                  ----------------    ----------------    ----------------    ----------------
   Total increase (decrease) in net assets......       125,463,219         (65,312,266)           (973,785)         (1,992,431)

NET ASSETS:
   Beginning of period..........................        38,237,891         103,550,157           3,577,943           5,570,374
                                                  ----------------    ----------------    ----------------    ----------------
   End of period................................  $    163,701,110    $     38,237,891    $      2,604,158    $      3,577,943
                                                  ================    ================    ================    ================
   Accumulated net investment income (loss)
      at end of period..........................  $         73,037    $        (55,952)   $           (851)   $             --
                                                  ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period......           850,002           2,250,002             150,002             200,002
   Shares sold..................................         3,350,000           4,250,000                  --                  --
   Shares redeemed..............................          (950,000)         (5,650,000)            (50,000)            (50,000)
                                                  ----------------    ----------------    ----------------    ----------------
   Shares outstanding, end of period............         3,250,002             850,002             100,002             150,002
                                                  ================    ================    ================    ================


Page 112                   See Notes to Financial Statements

 FIRST TRUST DEVELOPED MARKETS      FIRST TRUST EMERGING MARKETS          FIRST TRUST GERMANY
  EX-US ALPHADEX(R) FUND (FDT)         ALPHADEX(R) FUND (FEM)            ALPHADEX(R) FUND (FGM)
 ------------------------------    ------------------------------    ------------------------------

  FOR THE SIX                       FOR THE SIX                       FOR THE SIX
  MONTHS ENDED    FOR THE YEAR      MONTHS ENDED    FOR THE YEAR      MONTHS ENDED    FOR THE YEAR
   6/30/2015         ENDED           6/30/2015         ENDED           6/30/2015         ENDED
  (UNAUDITED)      12/31/2014       (UNAUDITED)      12/31/2014       (UNAUDITED)      12/31/2014
 --------------  --------------    --------------  --------------    --------------  --------------

 $    1,536,369  $    1,695,217    $    4,264,210  $   11,284,620    $    2,813,885  $    1,091,423
      4,711,859        (118,219)         (531,553)    (21,844,475)       (4,371,404)      2,746,157
             --              --                --        --                      --              --

      2,731,206     (10,388,387)       32,507,312     (50,106,211)         (951,218)    (10,743,111)
 --------------  --------------    --------------  --------------    --------------  --------------

      8,979,434      (8,811,389)       36,239,969     (60,666,066)       (2,508,737)     (6,905,531)
 --------------  --------------    --------------  --------------    --------------  --------------

     (1,395,844)     (1,895,220)       (2,836,875)    (11,367,236)       (2,397,301)     (1,199,591)
             --              --                --              --                --              --
 --------------  --------------    --------------  --------------    --------------  --------------
     (1,395,844)     (1,895,220)       (2,836,875)    (11,367,236)       (2,397,301)     (1,199,591)
 --------------  --------------    --------------  --------------    --------------  --------------

     97,997,816      60,055,041                --     458,773,093       219,974,911      57,311,402
    (51,788,650)    (88,714,609)     (225,416,522)   (239,966,816)      (10,734,909)    (39,193,886)
 --------------  --------------    --------------  --------------    --------------  --------------

     46,209,166     (28,659,568)     (225,416,522)    218,806,277       209,240,002      18,117,516
 --------------  --------------    --------------  --------------    --------------  --------------
     53,792,756     (39,366,177)     (192,013,428)    146,772,975       204,333,964      10,012,394


    108,510,408     147,876,585       476,908,957     330,135,982        57,714,717      47,702,323
 --------------  --------------    --------------  --------------    --------------  --------------
 $  162,303,164  $  108,510,408    $  284,895,529  $  476,908,957    $  262,048,681  $   57,714,717
 ==============  ==============    ==============  ==============    ==============  ==============

 $      (46,007)       (186,532)   $      798,057  $     (629,278)   $      416,584  $           --
 ==============  ==============    ==============  ==============    ==============  ==============

      2,302,000       2,902,000        22,150,002      13,450,002         1,600,002       1,150,002
      1,900,000       1,150,000                --      19,050,000         5,650,000       1,450,000
     (1,000,000)     (1,750,000)       (9,800,000)    (10,350,000)         (300,000)     (1,000,000)
 --------------  --------------    --------------  --------------    --------------  --------------
      3,202,000       2,302,000        12,350,002      22,150,002         6,950,002       1,600,002
 ==============  ==============    ==============  ==============    ==============  ==============


                        See Notes to Financial Statements               Page 113

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                           FIRST TRUST CANADA                    FIRST TRUST AUSTRALIA
                                                        ALPHADEX(R) FUND (FCAN)                 ALPHADEX(R) FUND (FAUS)
                                                  ------------------------------------    ------------------------------------

                                                    FOR THE SIX                             FOR THE SIX
                                                    MONTHS ENDED        FOR THE YEAR        MONTHS ENDED        FOR THE YEAR
                                                     6/30/2015             ENDED             6/30/2015             ENDED
                                                    (UNAUDITED)          12/31/2014         (UNAUDITED)          12/31/2014
                                                  ----------------    ----------------    ----------------    ----------------
OPERATIONS:
   Net investment income (loss).................  $        176,537    $      1,691,045    $         24,029    $         58,143
   Net realized gain (loss).....................        (9,492,325)         (6,000,607)            (34,299)             75,129
   Net increase from payment by the advisor.....                --                  --                  --                  --
   Net change in unrealized appreciation
      (depreciation)............................         5,451,620         (10,703,446)             42,821            (108,846)
                                                  ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
      resulting from operations.................        (3,864,168)        (15,013,008)             32,551              24,426
                                                  ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income........................          (102,825)         (1,744,102)            (14,046)            (75,563)
   Return of capital............................                --                  --                  --                  --
                                                  ----------------    ----------------    ----------------    ----------------
   Total distributions to shareholders..........          (102,825)         (1,744,102)            (14,046)            (75,563)
                                                  ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold....................        73,185,325         175,713,218                  --                  --
   Cost of shares redeemed......................       (87,553,359)       (202,005,152)                 --                  --
                                                  ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
      resulting from shareholder transactions...       (14,368,034)        (26,291,934)                 --                  --
                                                  ----------------    ----------------    ----------------    ----------------
   Total increase (decrease) in net assets......       (18,335,027)        (43,049,044)             18,505             (51,137)

NET ASSETS:
   Beginning of period..........................        34,578,574          77,627,618           1,448,503           1,499,640
                                                  ----------------    ----------------    ----------------    ----------------
   End of period................................  $     16,243,547    $     34,578,574    $      1,467,008    $      1,448,503
                                                  ================    ================    ================    ================
   Accumulated net investment income (loss)
      at end of period..........................  $         17,114    $        (56,598)   $         (3,628)   $        (13,611)
                                                  ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period......         1,100,002           2,150,002              50,002              50,002
   Shares sold..................................         2,400,000           4,700,000                  --                  --
   Shares redeemed..............................        (2,950,000)         (5,750,000)                 --                  --
                                                  ----------------    ----------------    ----------------    ----------------
   Shares outstanding, end of period............           550,002           1,100,002              50,002              50,002
                                                  ================    ================    ================    ================


Page 114                   See Notes to Financial Statements

   FIRST TRUST UNITED KINGDOM            FIRST TRUST TAIWAN              FIRST TRUST HONG KONG
     ALPHADEX(R) FUND (FKU)            ALPHADEX(R) FUND (FTW)            ALPHADEX(R) FUND (FHK)
 ------------------------------    ------------------------------    ------------------------------

  FOR THE SIX                       FOR THE SIX                       FOR THE SIX
  MONTHS ENDED    FOR THE YEAR      MONTHS ENDED    FOR THE YEAR      MONTHS ENDED    FOR THE YEAR
   6/30/2015         ENDED           6/30/2015         ENDED           6/30/2015         ENDED
  (UNAUDITED)      12/31/2014       (UNAUDITED)      12/31/2014       (UNAUDITED)      12/31/2014
 --------------  --------------    --------------  --------------    --------------  --------------

 $    3,069,268  $    1,609,965    $      (36,767) $       56,685    $    2,378,662  $      553,221
       (558,309)      2,613,399          (265,690)       (246,215)         (575,570)        384,695
             --              --                --              --             9,113              --

      2,820,992      (8,037,031)        1,803,783        (876,318)      (21,049,211)     (1,335,623)
 --------------  --------------    --------------  --------------    --------------  --------------

      5,331,951      (3,813,667)        1,501,326      (1,065,848)      (19,237,006)       (397,707)
 --------------  --------------    --------------  --------------    --------------  --------------

     (2,947,071)     (1,768,042)               --         (22,706)       (2,116,621)       (276,667)
             --              --                --        (109,664)               --              --
 --------------  --------------    --------------  --------------    --------------  --------------
     (2,947,071)     (1,768,042)               --        (132,370)       (2,116,621)       (276,667)
 --------------  --------------    --------------  --------------    --------------  --------------

    383,612,645     180,506,961         3,984,587      28,641,282       236,939,066      59,724,707
    (91,751,356)   (137,693,846)      (19,468,794)     (1,707,150)               --     (22,706,665)
 --------------  --------------    --------------  --------------    --------------  --------------

    291,861,289      42,813,115       (15,484,207)     26,934,132       236,939,066      37,018,042
 --------------  --------------    --------------  --------------    --------------  --------------
    294,246,169      37,231,406       (13,982,881)     25,735,914       215,585,439      36,343,668


     64,829,714      27,598,308        27,326,752       1,590,838        40,203,993       3,860,325
 --------------  --------------    --------------  --------------    --------------  --------------
 $  359,075,883  $   64,829,714    $   13,343,871  $   27,326,752    $  255,789,432  $   40,203,993
 ==============  ==============    ==============  ==============    ==============  ==============

 $       60,776  $      (61,421)   $      (36,767) $           --    $      537,264  $      275,223
 ==============  ==============    ==============  ==============    ==============  ==============

      1,650,002         650,002            50,002          50,002         1,050,002         100,002
      8,900,000       4,550,000           100,000         750,000         5,350,000       1,550,000
     (2,250,000)     (3,550,000)         (500,000)        (50,000)               --        (600,000)
 --------------  --------------    --------------  --------------    --------------  --------------
      8,300,002       1,650,002           350,002         750,002         6,400,002       1,050,002
 ==============  ==============    ==============  ==============    ==============  ==============


                        See Notes to Financial Statements               Page 115

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                        FIRST TRUST SWITZERLAND           FIRST TRUST DEVELOPED MARKETS EX-US
                                                         ALPHADEX(R) FUND (FSZ)            SMALL CAP ALPHADEX(R) FUND (FDTS)
                                                  ------------------------------------    ------------------------------------

                                                    FOR THE SIX                             FOR THE SIX
                                                    MONTHS ENDED        FOR THE YEAR        MONTHS ENDED        FOR THE YEAR
                                                     6/30/2015             ENDED             6/30/2015             ENDED
                                                    (UNAUDITED)          12/31/2014         (UNAUDITED)          12/31/2014
                                                  ----------------    ----------------    ----------------    ----------------
OPERATIONS:
   Net investment income (loss).................  $      2,743,717    $        554,112    $         72,500    $         83,064
   Net realized gain (loss).....................          (598,414)         (7,197,395)            191,305            (310,092)
   Net increase from payment by the advisor.....                --                  --                  --                  --
   Net change in unrealized appreciation
      (depreciation)............................        (5,911,874)         (9,909,449)            496,216            (446,761)
                                                  ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
      resulting from operations.................        (3,766,571)        (16,552,732)            760,021            (673,789)
                                                  ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income........................        (2,813,001)           (571,079)            (69,021)           (142,032)
   Return of capital............................                --            (289,452)                 --                  --
                                                  ----------------    ----------------    ----------------    ----------------
   Total distributions to shareholders..........        (2,813,001)           (860,531)            (69,021)           (142,032)
                                                  ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold....................       261,682,562         174,758,780           3,504,742           3,566,836
   Cost of shares redeemed......................       (50,707,600)       (130,523,721)         (3,510,982)                 --
                                                  ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
      resulting from shareholder transactions...       210,974,962          44,235,059              (6,240)          3,566,836
                                                  ----------------    ----------------    ----------------    ----------------
   Total increase (decrease) in net assets......       204,395,390          26,821,796             684,760           2,751,015

NET ASSETS:
   Beginning of period..........................        53,332,257          26,510,461           6,413,663           3,662,648
                                                  ----------------    ----------------    ----------------    ----------------
   End of period................................  $    257,727,647    $     53,332,257    $      7,098,423    $      6,413,663
                                                  ================    ================    ================    ================
   Accumulated net investment income (loss)
      at end of period..........................  $        (69,335)   $            (51)   $        (32,988)   $        (36,467)
                                                  ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period......         1,400,002             650,002             200,002             100,002
   Shares sold..................................         6,250,000           4,200,000             100,000             100,000
   Shares redeemed..............................        (1,250,000)         (3,450,000)           (100,000)                 --
                                                  ----------------    ----------------    ----------------    ----------------
   Shares outstanding, end of period............         6,400,002           1,400,002             200,002             200,002
                                                  ================    ================    ================    ================

(a) Inception date is October 21, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 116                   See Notes to Financial Statements

   FIRST TRUST EMERGING MARKETS         FIRST TRUST EUROZONE
SMALL CAP ALPHADEX(R) FUND (FEMS)      ALPHADEX(R) ETF (FEUZ)
---------------------------------  ------------------------------

  FOR THE SIX                       FOR THE SIX    FOR THE PERIOD
  MONTHS ENDED    FOR THE YEAR      MONTHS ENDED   10/21/2014 (a)
   6/30/2015          ENDED          6/30/2015        THROUGH
  (UNAUDITED)      12/31/2014       (UNAUDITED)      12/31/2014
 --------------  ---------------   --------------  --------------

 $      523,167  $     1,454,567   $      134,257  $       23,780
       (220,206)        (905,572)     (13,380,405)     (2,163,212)
             --               --               --              --

        942,367       (3,995,842)      17,521,573     (17,786,498)
 --------------  ---------------   --------------  --------------

      1,245,328       (3,446,847)       4,275,425     (19,925,930)
 --------------  ---------------   --------------  --------------

       (351,721)      (2,020,752)        (142,021)        (67,320)
             --          (91,600)              --              --
 --------------  ---------------   --------------  --------------
       (351,721)      (2,112,352)        (142,021)        (67,320)
 --------------  ---------------   --------------  --------------

      9,153,817       71,708,615       34,945,316     421,504,277
     (9,782,872)     (76,742,006)    (362,658,585)    (63,297,717)
 --------------  ---------------   --------------  --------------

       (629,055)      (5,033,391)    (327,713,269)    358,206,560
 --------------  ---------------   --------------  --------------
        264,552      (10,592,590)    (323,579,865)    338,213,310


     40,798,734       51,391,324      338,213,310              --
 --------------  ---------------   --------------  --------------
 $   41,063,286  $    40,798,734   $   14,633,445  $  338,213,310
 ==============  ===============   ==============  ==============

 $      (13,225) $      (184,671)           9,695  $       17,459
 ==============  ===============   ==============  ==============

      1,250,002        1,450,002       10,950,002              --
        250,000        1,950,000        1,100,000      13,000,002
       (300,000)      (2,150,000)     (11,600,000)     (2,050,000)
 --------------  ---------------   --------------  --------------
      1,200,002        1,250,002          450,002      10,950,002
 ==============  ===============   ==============  ==============


                        See Notes to Financial Statements               Page 117

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

                                           SIX MONTHS                                                  FOR THE PERIOD
                                             ENDED           YEAR           YEAR           YEAR        4/18/2011 (a)
                                           6/30/2015        ENDED          ENDED          ENDED           THROUGH
                                          (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012       12/31/2011
                                          ------------   ------------   ------------   ------------   ----------------
Net asset value, beginning of period       $    27.93     $    27.89     $    27.53     $    22.88       $    29.83
                                           ----------     ----------     ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.38           0.41           0.54           0.44             0.30
Net realized and unrealized gain (loss)          2.63           0.78           0.48           4.65            (6.76)
                                           ----------     ----------     ----------     ----------       ----------
Total from investment operations                 3.01           1.19           1.02           5.09            (6.46)
                                           ----------     ----------     ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.01)         (1.06)         (0.66)         (0.44)           (0.36)
Return of capital                                  --          (0.09)            --             --            (0.13)
                                           ----------     ----------     ----------     ----------       ----------
Total distributions                             (0.01)         (1.15)         (0.66)         (0.44)           (0.49)
                                           ----------     ----------     ----------     ----------       ----------
Net asset value, end of period             $    30.93     $    27.93     $    27.89     $    27.53       $    22.88
                                           ==========     ==========     ==========     ==========       ==========
TOTAL RETURN (b)                                10.78%          4.23%          3.83%         22.54%          (21.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   52,576     $   30,727     $   57,167     $   13,765       $    2,288
Ratio of total expenses to average net
   assets                                        0.80% (c)      0.80%          0.80%          0.80%            0.80% (c)
Ratio of net investment income (loss)
   to average net assets                         1.93% (c)      1.46%          1.48%          1.39%            1.60% (c)
Portfolio turnover rate (d)                        59%           186%           118%           105%              49%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 118                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

                                           SIX MONTHS                                                  FOR THE PERIOD
                                             ENDED           YEAR           YEAR           YEAR        4/18/2011 (a)
                                           6/30/2015        ENDED          ENDED          ENDED           THROUGH
                                          (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012       12/31/2011
                                          ------------   ------------   ------------   ------------   ----------------
Net asset value, beginning of period       $    29.50     $    33.10     $    25.68     $    21.60       $    29.10
                                           ----------     ----------     ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.59           0.70           0.45           0.54             0.51
Net realized and unrealized gain (loss)          1.30          (3.58)          7.49           4.10            (7.52)
                                           ----------     ----------     ----------     ----------       ----------
Total from investment operations                 1.89          (2.88)          7.94           4.64            (7.01)
                                           ----------     ----------     ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.55)         (0.72)         (0.52)         (0.56)           (0.49)
                                           ----------     ----------     ----------     ----------       ----------
Net asset value, end of period             $    30.84     $    29.50     $     33.10    $    25.68       $    21.60
                                           ==========     ==========     ==========     ==========       ==========
TOTAL RETURN (b)                                6.43%          (8.90)%        31.33% (c)     21.98%          (24.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  394,776     $  277,286     $  405,481     $   30,821       $    5,399
Ratio of total expenses to average net
   assets                                        0.80% (d)      0.80%          0.80%          0.80%            0.80% (d)
Ratio of net investment income (loss)
   to average net assets                         4.40% (d)      2.39%          0.78%          1.51%            2.81% (d)
Portfolio turnover rate (e)                        72%           106%            94%            74%              27%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $42,521. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.



                        See Notes to Financial Statements               Page 119

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)


                                           SIX MONTHS                                                  FOR THE PERIOD
                                             ENDED           YEAR           YEAR           YEAR        4/18/2011 (a)
                                           6/30/2015        ENDED          ENDED          ENDED           THROUGH
                                          (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012       12/31/2011
                                          ------------   ------------   ------------   ------------   ----------------
Net asset value, beginning of period       $    19.09     $    23.43     $    26.60     $    24.24       $    29.70
                                           ----------     ----------     ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.26           0.73           0.48           0.86             0.76
Net realized and unrealized gain (loss)         (1.30)         (4.32)         (3.17)          2.30            (5.63)
                                           ----------     ----------     ----------     ----------       ----------
Total from investment operations                (1.04)         (3.59)         (2.69)          3.16            (4.87)
                                           ----------     ----------     ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.21)         (0.75)         (0.48)         (0.80)           (0.59)
                                           ----------     ----------     ----------     ----------       ----------
Net asset value, end of period             $    17.84     $    19.09     $    23.43     $    26.60       $    24.24
                                           ==========     ==========     ==========     ==========       ==========
TOTAL RETURN (b)                                (5.43)%       (15.80)%       (10.17)%        13.35%          (16.41)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $    8,030     $    5,726     $    8,202     $    9,309       $    2,424
Ratio of total expenses to average net
   assets                                        0.80% (c)      0.80%          0.81% (d)      0.80%            0.80% (c)
Ratio of net investment income (loss)
   to average net assets                         3.18% (c)      3.11%          2.10%          3.24%            3.97% (c)
Portfolio turnover rate (e)                        52%           103%           138%           117%              54%


FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

                                           SIX MONTHS                                                     FOR THE PERIOD
                                             ENDED              YEAR           YEAR           YEAR        4/18/2011 (a)
                                           6/30/2015           ENDED          ENDED          ENDED           THROUGH
                                          (UNAUDITED)        12/31/2014     12/31/2013     12/31/2012       12/31/2011
                                          ------------      ------------   ------------   ------------   ----------------
Net asset value, beginning of period       $    15.65        $    19.45     $    23.42     $    23.04       $    29.69
                                           ----------        ----------     ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.28              0.78           0.53           0.92             0.43
Net realized and unrealized gain (loss)         (1.99)            (3.84)         (3.97)          0.38            (6.79)
                                           ----------        ----------     ----------     ----------       ----------
Total from investment operations                (1.71)            (3.06)         (3.44)          1.30            (6.36)
                                           ----------        ----------     ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.31)            (0.74)         (0.53)         (0.92)           (0.29)
                                           ----------        ----------     ----------     ----------       ----------
Net asset value, end of period             $    13.63        $    15.65     $    19.45     $    23.42       $    23.04
                                           ==========        ==========     ==========     ==========       ==========
TOTAL RETURN (b)                               (10.88)%          (16.40)%       (14.72)%         5.80%          (21.43)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $    2,726        $    3,912     $    5,835     $    5,856       $    6,912
Ratio of total expenses to average net
   assets                                        0.82% (c) (d)      0.80%          0.81% (d)      0.81% (d)        0.80% (c)
Ratio of net investment income (loss)
   to average net assets                         3.66% (c)         4.04%          2.40%          3.87%            2.71% (c)
Portfolio turnover rate (e)                        39%              104%            85%            98%              46%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.80%.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 120                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

                                           SIX MONTHS                                                  FOR THE PERIOD
                                             ENDED           YEAR           YEAR           YEAR        4/18/2011 (a)
                                           6/30/2015        ENDED          ENDED          ENDED           THROUGH
                                          (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012       12/31/2011
                                          ------------   ------------   ------------   ------------   ----------------
Net asset value, beginning of period       $    22.58     $    23.56     $    24.74     $    19.67       $    29.90
                                           ----------     ----------     ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.50           0.58           0.62           0.35             0.45
Net realized and unrealized gain (loss)          3.36          (1.00)         (1.13)          5.09           (10.23)
                                           ----------     ----------     ----------     ----------       ----------
Total from investment operations                 3.86          (0.42)         (0.51)          5.44            (9.78)
                                           ----------     ----------     ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.30)         (0.56)         (0.67)         (0.35)            0.45)
Return of capital                                  --             --             --          (0.02)              --
                                           ----------     ----------     ----------     ----------       ----------
Total distributions                             (0.30)         (0.56)         (0.67)         (0.37)           (0.45)
                                           ----------     ----------     ----------     ----------       ----------
Net asset value, end of period             $    26.14     $    22.58     $    23.56     $    24.74       $    19.67
                                           ==========     ==========     ==========     ==========       ==========
TOTAL RETURN (b)                                17.10%         (1.68)%        (1.63)%        28.05% (c)      (33.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   32,678     $   15,803     $    4,711     $    3,712       $    2,950
Ratio of total expenses to average net
   assets                                        0.80% (d)      0.80%          0.80%          0.80%            0.80% (d)
Ratio of net investment income (loss)
   to average net assets                         5.05% (d)      2.04%          2.12%          1.77%            2.56% (d)
Portfolio turnover rate (e)                        30%            79%           110%           117%              60%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $787. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 121

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

                                           SIX MONTHS                                                  FOR THE PERIOD
                                             ENDED           YEAR           YEAR           YEAR        4/18/2011 (a)
                                           6/30/2015        ENDED          ENDED          ENDED           THROUGH
                                          (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012       12/31/2011
                                          ------------   ------------   ------------   ------------   ----------------
Net asset value, beginning of period       $    44.99     $    46.02     $    35.49     $    37.81       $    39.90
                                           ----------     ----------     ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.34           0.49 (f)       0.33           0.55             0.17
Net realized and unrealized gain (loss)          5.29          (1.03)         10.53          (2.29)           (2.03)
                                           ----------     ----------     ----------     ----------       ----------
Total from investment operations                 5.63          (0.54)         10.86          (1.74)           (1.86)
                                           ----------     ----------     ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.25)         (0.49)         (0.33)         (0.58)           (0.23)
                                           ----------     ----------     ----------     ----------       ----------
Net asset value, end of period             $    50.37     $    44.99     $    46.02     $    35.49       $    37.81
                                           ==========     ==========     ==========     ==========       ==========
TOTAL RETURN (b)                                12.50%         (1.22)%        30.66% (c)     (4.60)%          (4.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  163,701     $   38,238     $  103,550     $    1,774       $    3,781
Ratio of total expenses to average net
   assets                                        0.80% (d)      0.80%          0.80%          0.80%            0.80% (d)
Ratio of net investment income (loss)
   to average net assets                         1.36% (d)      1.06%          0.91%          1.41%            0.61% (d)
Portfolio turnover rate (e)                        19%           148%            51%           127%              43%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $7,227. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)   Based on average shares outstanding.


Page 122                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

                                           SIX MONTHS                                                  FOR THE PERIOD
                                             ENDED           YEAR           YEAR           YEAR        4/18/2011 (a)
                                           6/30/2015        ENDED          ENDED          ENDED           THROUGH
                                          (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012       12/31/2011
                                          ------------   ------------   ------------   ------------   ----------------
Net asset value, beginning of period       $    23.85     $    27.85     $    26.34     $    22.70       $    30.11
                                           ----------     ----------     ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.23           0.07 (b)       0.04           0.16            (0.10)
Net realized and unrealized gain (loss)          2.20          (3.83)          1.67           3.73            (6.74)
                                           ----------     ----------     ----------     ----------       ----------
Total from investment operations                 2.43          (3.76)          1.71           3.89            (6.84)
                                           ----------     ----------     ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.24)         (0.20)         (0.20)         (0.16)           (0.13)
Return of capital                                  --          (0.04)            --          (0.09)           (0.44)
                                           ----------     ----------     ----------     ----------       ----------
Total distributions                             (0.24)         (0.24)         (0.20)         (0.25)           (0.57)
                                           ----------     ----------     ----------     ----------       ----------
Net asset value, end of period             $    26.04     $    23.85     $    27.85     $    26.34       $    22.70
                                           ==========     ==========     ==========     ==========       ==========
TOTAL RETURN (c)                                10.22%        (13.60)%         6.54%         17.32%          (22.71)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $    2,604     $    3,578     $    5,570     $    2,634       $    1,135
Ratio of total expenses to average net
   assets                                        0.80% (d)      0.80%          0.80%          0.80%            0.80% (d)
Ratio of net investment income (loss)
   to average net assets                         1.53% (d)      0.25%         (0.09)%         0.63%           (0.32)% (d)
Portfolio turnover rate (e)                        43%            97%            66%            79%             123%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b)   Based on average shares outstanding.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 123

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

                                           SIX MONTHS                                                  FOR THE PERIOD
                                             ENDED           YEAR           YEAR           YEAR        4/18/2011 (a)
                                           6/30/2015        ENDED          ENDED          ENDED           THROUGH
                                          (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012       12/31/2011
                                          ------------   ------------   ------------   ------------   ----------------
Net asset value, beginning of period       $    47.14     $    50.96     $    43.93     $    38.37       $    49.13
                                           ----------     ----------     ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.52           0.73           0.80           0.73             0.50
Net realized and unrealized gain (loss)          3.48          (3.72)          7.20           5.69           (10.69)
                                           ----------     ----------     ----------     ----------       ----------
Total from investment operations                 4.00          (2.99)          8.00           6.42           (10.19)
                                           ----------     ----------     ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.45)         (0.83)         (0.97)         (0.86)           (0.42)
Return of capital                                  --             --             --             --            (0.15)
                                           ----------     ----------     ----------     ----------       ----------
Total distributions                             (0.45)         (0.83)         (0.97)         (0.86)           (0.57)
                                           ----------     ----------     ----------     ----------       ----------
Net asset value, end of period             $    50.69     $    47.14     $    50.96     $    43.93       $    38.37
                                           ==========     ==========     ==========     ==========       ==========
TOTAL RETURN (b)                                 8.50%         (5.98)%        18.40% (c)     16.97%          (20.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  162,303     $  108,510     $  147,877     $   92,349       $   17,345
Ratio of total expenses to average net
   assets                                        0.80% (d)      0.80%          0.80%          0.80%            0.80% (d)
Ratio of net investment income (loss)
   to average net assets                         2.27% (d)      1.43%          1.58%          1.83%            1.31% (d)
Portfolio turnover rate (e)                        53%           115%           109%           161%              67%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $15,029. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 124                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

                                           SIX MONTHS                                                  FOR THE PERIOD
                                             ENDED           YEAR           YEAR           YEAR        4/18/2011 (a)
                                           6/30/2015        ENDED          ENDED          ENDED           THROUGH
                                          (UNAUDITED)     12/31/2014     12/31/2013     12/31/2012       12/31/2011
                                          ------------   ------------   ------------   ------------   ----------------
Net asset value, beginning of period       $    21.53     $    24.55     $    26.11     $    22.11       $    29.05
                                           ----------     ----------     ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.31           0.62           0.62           0.56             0.25
Net realized and unrealized gain (loss)          1.45          (3.03)         (1.53)          4.02            (6.98)
                                           ----------     ----------     ----------     ----------       ----------
Total from investment operations                 1.76          (2.41)         (0.91)          4.58            (6.73)
                                           ----------     ----------     ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.22)         (0.61)         (0.65)         (0.58)           (0.21)
                                           ----------     ----------     ----------     ----------       ----------
Net asset value, end of period             $    23.07     $    21.53     $    24.55     $    26.11       $    22.11
                                           ==========     ==========     ==========     ==========       ==========
TOTAL RETURN (b)                                 8.19%        (10.04)%        (3.35)%        21.03% (c)      (23.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  284,896     $  476,909     $  330,136     $  129,224       $   23,216
Ratio of total expenses to average net
   assets                                        0.80% (d)      0.80%          0.80%          0.80%            0.80%(d)
Ratio of net investment income (loss)
   to average net assets                         2.13% (d)      2.76%          2.01%          2.62%            3.09%(d)
Portfolio turnover rate (e)                        57%           116%           132%           145%              56%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $5,335. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 125

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

                                           SIX MONTHS                                   FOR THE PERIOD
                                             ENDED           YEAR           YEAR        2/14/2012 (a)
                                           6/30/2015        ENDED          ENDED           THROUGH
                                          (UNAUDITED)     12/31/2014     12/31/2013       12/31/2012
                                          ------------   ------------   ------------   ----------------
Net asset value, beginning of period       $    36.07     $    41.48     $    33.42       $    30.00
                                           ----------     ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.43           0.62           0.60             0.35
Net realized and unrealized gain (loss)          1.57          (5.34)          8.12             3.48
                                           ----------     ----------     ----------       ----------
Total from investment operations                 2.00          (4.72)          8.72             3.83
                                           ----------     ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.37)         (0.69)         (0.66)           (0.33)
Return of capital                                  --             --             --            (0.08)
                                           ----------     ----------     ----------       ----------
Total distributions                             (0.37)         (0.69)         (0.66)           (0.41)
                                           ----------     ----------     ----------       ----------
Net asset value, end of period             $    37.70     $    36.07     $    41.48       $    33.42
                                           ==========     ==========     ==========       ==========
TOTAL RETURN (b)                                 5.53%        (11.60)%        26.61%           13.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  262,049     $   57,715     $   47,702       $    5,013
Ratio of total expenses to average net
   assets                                        0.80% (c)      0.80%          0.80%            0.80% (c)
Ratio of net investment income (loss)
   to average net assets                         4.69% (c)      1.92%          1.43%            1.51% (c)
Portfolio turnover rate (d)                        26%            83%            50%               52%


FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

                                           SIX MONTHS                                   FOR THE PERIOD
                                             ENDED           YEAR           YEAR        2/14/2012 (a)
                                           6/30/2015        ENDED          ENDED           THROUGH
                                          (UNAUDITED)     12/31/2014     12/31/2013       12/31/2012
                                          ------------   ------------   ------------   ----------------
Net asset value, beginning of period       $    31.44     $    36.11     $    31.62       $    29.85
                                           ----------     ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.13           0.75           0.53             0.30
Net realized and unrealized gain (loss)         (1.99)         (4.62)          4.43             1.85
                                           ----------     ----------     ----------       ----------
Total from investment operations                (1.86)         (3.87)          4.96             2.15
                                           ----------     ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.05)         (0.80)         (0.47)           (0.38)
                                           ----------     ----------     ----------       ----------
Net asset value, end of period             $    29.53     $    31.44     $    36.11       $    31.62
                                           ==========     ==========     ==========       ==========
TOTAL RETURN (b)                                (5.90)%       (10.86)%        15.75%            7.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   16,244     $   34,579     $   77,628       $    7,904
Ratio of total expenses to average net
   assets                                        0.80% (c)      0.80%          0.80%            0.80% (c)
Ratio of net investment income (loss)
   to average net assets                         1.41% (c)      1.44%          2.08%            1.36% (c)
Portfolio turnover rate (d)                       102%           103%            47%              66%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 126                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

                                           SIX MONTHS                                   FOR THE PERIOD
                                             ENDED           YEAR           YEAR        2/14/2012 (a)
                                           6/30/2015        ENDED          ENDED           THROUGH
                                          (UNAUDITED)     12/31/2014     12/31/2013       12/31/2012
                                          ------------   ------------   ------------   ----------------
Net asset value, beginning of period       $    28.97     $    29.99     $    31.21       $    30.00
                                           ----------     ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.48           1.16           0.62             1.24
Net realized and unrealized gain (loss)          0.17          (0.67)         (0.78)            1.53
                                           ----------     ----------     ----------       ----------
Total from investment operations                 0.65           0.49          (0.16)            2.77
                                           ----------     ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.28)         (1.51)         (1.06)           (1.56)
                                           ----------     ----------     ----------       ----------
Net asset value, end of period             $    29.34     $    28.97     $    29.99       $    31.21
                                           ==========     ==========     ==========       ==========
TOTAL RETURN (b)                                 2.23%          1.47%         (0.61)%           9.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $    1,467     $    1,449     $    1,500       $    3,121
Ratio of total expenses to average net
   assets                                        0.80% (c)      0.80%          0.80%            0.80% (c)
Ratio of net investment income (loss)
   to average net assets                         3.19% (c)      3.65%          3.10%            4.63% (c)
Portfolio turnover rate (d)                        52%            99%            92%              62%


FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

                                           SIX MONTHS                                   FOR THE PERIOD
                                             ENDED           YEAR           YEAR        2/14/2012 (a)
                                           6/30/2015        ENDED          ENDED           THROUGH
                                          (UNAUDITED)     12/31/2014     12/31/2013       12/31/2012
                                          ------------   ------------   ------------   ----------------
Net asset value, beginning of period       $    39.29     $    42.46     $    34.03       $    30.12
                                           ----------     ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.44           1.20           0.92             0.83
Net realized and unrealized gain (loss)          3.93          (3.08)          8.50             3.94
                                           ----------     ----------     ----------       ----------
Total from investment operations                 4.37          (1.88)          9.42             4.77
                                           ----------     ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.40)         (1.29)         (0.99)           (0.86)
                                           ----------     ----------     ----------       ----------
Net asset value, end of period             $    43.26     $    39.29     $    42.46       $    34.03
                                           ==========     ==========     ==========       ==========
TOTAL RETURN (b)                                11.12%         (4.53)%        28.17%           16.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  359,076     $   64,830     $   27,598       $    6,807
Ratio of total expenses to average net
   assets                                        0.80% (c)      0.80%          0.80%            0.80% (c)
Ratio of net investment income (loss)
   to average net assets                         3.62% (c)      2.67%          2.74%            3.07% (c)
Portfolio turnover rate (d)                        18%            67%            63%              42%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 127

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

                                           SIX MONTHS                                    FOR THE PERIOD
                                             ENDED            YEAR           YEAR        2/14/2012 (a)
                                           6/30/2015         ENDED          ENDED           THROUGH
                                          (UNAUDITED)      12/31/2014     12/31/2013       12/31/2012
                                          ------------    ------------   ------------   ----------------
Net asset value, beginning of period       $    36.44      $    31.82     $    29.50       $    30.00
                                           ----------      ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    (0.11)           0.08           0.49             0.68
Net realized and unrealized gain (loss)          1.80            4.73           2.38            (0.49)
                                           ----------      ----------     ----------       ----------
Total from investment operations                 1.69            4.81           2.87             0.19
                                           ----------      ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              --           (0.03)         (0.49)           (0.57)
Return of capital                                  --           (0.16)         (0.06)           (0.12)
                                           ----------      ----------     ----------       ----------
Total distributions                                --           (0.19)         (0.55)           (0.69)
                                           ----------      ----------     ----------       ----------
Net asset value, end of period             $    38.13      $    36.44     $    31.82       $    29.50
                                           ==========      ==========     ==========       ==========
TOTAL RETURN (b)                                 4.64%          15.13%          9.80%            0.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   13,344      $  27,327      $     1,591      $    1,475
Ratio of total expenses to average net
   assets                                        0.80% (c)       0.80%          0.80%            0.80% (c)
Ratio of net investment income (loss)
   to average net assets                        (0.36)% (c)      0.55%          1.61%            2.84% (c)
Portfolio turnover rate (d)                        60%             26%            70%              85%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 128                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

                                           SIX MONTHS                                       FOR THE PERIOD
                                             ENDED               YEAR           YEAR        2/14/2012 (a)
                                           6/30/2015            ENDED          ENDED           THROUGH
                                          (UNAUDITED)         12/31/2014     12/31/2013       12/31/2012
                                          ------------       ------------   ------------   ----------------
Net asset value, beginning of period       $    38.29         $    38.60     $    34.57       $    30.19
                                           ----------         ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.33               1.20           0.92             0.70
Net realized and unrealized gain (loss)          1.86 (c)          (0.58)          3.98             4.52
                                           ----------         ----------     ----------       ----------
Total from investment operations                 2.19               0.62           4.90             5.22
                                           ----------         ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.51)             (0.93)         (0.87)           (0.84)
                                           ----------         ----------     ----------       ----------
Net asset value, end of period             $    39.97         $    38.29     $    38.60       $    34.57
                                           ==========         ==========     ==========       ==========
TOTAL RETURN (b)                                 5.69% (c)          1.63%         14.42%           17.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  255,789         $   40,204     $    3,860       $    1,728
Ratio of total expenses to average net
   assets                                        0.82% (d) (e)      0.80%          0.80%            0.80% (d)
Ratio of net investment income (loss)
   to average net assets                         3.92% (d)          5.30%          2.23%            2.56% (d)
Portfolio turnover rate (f)                        23%                43%            57%              46%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $9,113. The reimbursement from the advisor represents $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.

(e) Includes excise tax. if this excise tax expense was not included, the expense ratio would have been 0.80%.

(f) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 129

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

                                           SIX MONTHS                                   FOR THE PERIOD
                                             ENDED           YEAR           YEAR        2/14/2012 (a)
                                           6/30/2015        ENDED          ENDED           THROUGH
                                          (UNAUDITED)     12/31/2014     12/31/2013       12/31/2012
                                          ------------   ------------   ------------   ----------------
Net asset value, beginning of period       $    38.09     $    40.79     $    32.38       $    30.11
                                           ----------     ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.38           0.56           0.82             0.47
Net realized and unrealized gain (loss)          2.19          (2.54)          8.38             2.47
                                           ----------     ----------     ----------       ----------
Total from investment operations                 2.57          (1.98)          9.20             2.94
                                           ----------     ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.39)         (0.48)         (0.79)           (0.67)
Return of capital                                  --          (0.24)            --               --
                                           ----------     ----------     ----------       ----------
Total distributions                             (0.39)         (0.72)         (0.79)           (0.67)
                                           ----------     ----------     ----------       ----------
Net asset value, end of period             $    40.27     $    38.09     $    40.79       $    32.38
                                           ==========     ==========     ==========       ==========
TOTAL RETURN (b)                                 6.74%         (5.06)%        28.89%           10.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  257,728     $   53,332     $   26,510       $    4,857
Ratio of total expenses to average net
   assets                                        0.80% (c)      0.80%          0.80%            0.80% (c)
Ratio of net investment income (loss)
   to average net assets                         4.36% (c)      0.86%          1.58%            1.86% (c)
Portfolio turnover rate (d)                        20%            72%            49%              36%


FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

                                           SIX MONTHS                                   FOR THE PERIOD
                                             ENDED           YEAR           YEAR        2/15/2012 (a)
                                           6/30/2015        ENDED          ENDED           THROUGH
                                          (UNAUDITED)     12/31/2014     12/31/2013       12/31/2012
                                          ------------   ------------   ------------   ----------------
Net asset value, beginning of period       $    32.07     $    36.63     $    30.49       $    30.48
                                           ----------     ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.37           0.57           0.49             0.65
Net realized and unrealized gain (loss)          3.40          (4.30)          6.31             0.37
                                           ----------     ----------     ----------       ----------
Total from investment operations                 3.77          (3.73)          6.80             1.02
                                           ----------     ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.35)         (0.83)         (0.66)           (1.01)
                                           ----------     ----------     ----------       ----------
Net asset value, end of period             $    35.49     $    32.07     $    36.63       $    30.49
                                           ==========     ==========     ==========       ==========
TOTAL RETURN (b)                                11.69%        (10.36)%        22.56%            3.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $    7,098     $    6,414     $    3,663       $    1,525
Ratio of total expenses to average net
   assets                                        0.80% (c)      0.80%          0.80%            0.80% (c)
Ratio of net investment income (loss)
   to average net assets                         2.13% (c)      1.54%          1.82%            2.41% (c)
Portfolio turnover rate (d)                        58%           137%           171%             183%



(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.



Page 130                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

                                           SIX MONTHS                                   FOR THE PERIOD
                                             ENDED           YEAR           YEAR        2/15/2012 (a)
                                           6/30/2015        ENDED          ENDED           THROUGH
                                          (UNAUDITED)     12/31/2014     12/31/2013       12/31/2012
                                          ------------   ------------   ------------   ----------------
Net asset value, beginning of period       $    32.64     $    35.44     $    34.16       $    30.27
                                           ----------     ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.43           0.62           0.50             0.59
Net realized and unrealized gain (loss)          1.44          (2.29)          1.42             3.98
                                           ----------     ----------     ----------       ----------
Total from investment operations                 1.87          (1.67)          1.92             4.57
                                           ----------     ----------     ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.29)         (1.08)         (0.64)           (0.68)
Return of capital                                  --          (0.05)            --               --
                                           ----------     ----------     ----------       ----------
Total distributions                             (0.29)         (1.13)         (0.64)           (0.68)
                                           ----------     ----------     ----------       ----------
Net asset value, end of period             $    34.22     $    32.64     $     5.44       $    34.16
                                           ==========     ==========     ==========       ==========
TOTAL RETURN (b)                                 5.74%         (4.89)%         5.65%           15.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   41,063     $   40,799     $   51,391       $    1,708
Ratio of total expenses to average net
   assets                                        0.80% (c)      0.80%          0.80%            0.80% (c)
Ratio of net investment income (loss)
   to average net assets                         2.85% (c)      2.11%          1.84%            2.53% (c)
Portfolio turnover rate (d)                        66%           174%           144%             162%


FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)

                                           SIX MONTHS     FOR THE PERIOD
                                             ENDED        10/21/2014 (a)
                                           6/30/2015         THROUGH
                                          (UNAUDITED)       12/31/2014
                                          ------------   ----------------
Net asset value, beginning of period       $    30.89       $    30.55
                                           ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.34             0.01
Net realized and unrealized gain (loss)          1.61             0.34
                                           ----------       ----------
Total from investment operations                 1.95             0.35
                                           ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.32)           (0.01)
                                           ----------       ----------
Net asset value, end of period             $    32.52       $    30.89
                                           ==========       ==========
TOTAL RETURN (b)                                 6.30%            1.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   14,633       $  338,213
Ratio of total expenses to average net
   assets                                        0.80% (c)        0.80% (c)
Ratio of net investment income (loss)
   to average net assets                         0.38% (c)        0.08% (c)
Portfolio turnover rate (d)                         7%               2%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 131

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of the following nineteen funds, including the exchange on which they are listed and traded:

    First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - (NYSE Arca, Inc.
       ("NYSE Arca") ticker "FPA")
    First Trust Europe AlphaDEX(R) Fund - (NYSE Arca ticker "FEP")
    First Trust Latin America AlphaDEX(R) Fund - (NYSE Arca ticker "FLN")
    First Trust Brazil AlphaDEX(R) Fund - (NYSE Arca ticker "FBZ")
    First Trust China AlphaDEX(R) Fund - (NYSE Arca ticker "FCA")
    First Trust Japan AlphaDEX(R) Fund - (NYSE Arca ticker "FJP")
    First Trust South Korea AlphaDEX(R) Fund - (NYSE Arca ticker "FKO")
    First Trust Developed Markets Ex-US AlphaDEX(R) Fund - (NYSE Arca ticker
       "FDT") First Trust Emerging
    Markets AlphaDEX(R) Fund - (NYSE Arca ticker "FEM")
    First Trust Germany AlphaDEX(R) Fund - (NYSE Arca ticker "FGM")
    First Trust Canada AlphaDEX(R) Fund - (NYSE Arca ticker "FCAN")
    First Trust Australia AlphaDEX(R) Fund - (NYSE Arca ticker "FAUS")
    First Trust United Kingdom AlphaDEX(R) Fund - (NYSE Arca ticker "FKU") First Trust Taiwan AlphaDEX(R) Fund - (NYSE Arca ticker "FTW")
    First Trust Hong Kong AlphaDEX(R) Fund - (NYSE Arca ticker "FHK")
    First Trust Switzerland AlphaDEX(R) Fund - (NYSE Arca ticker "FSZ")
    First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund - (NYSE Arca
       ticker "FDTS")
    First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (NYSE Arca
       ticker "FEMS")
    First Trust Eurozone AlphaDEX(R) ETF - (The NASDAQ(R) Stock Market LLC
       ("NASDAQ") ticker "FEUZ")

Each fund represents a separate series of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                               INDEX
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                 Defined Asia Pacific Ex-Japan Index
First Trust Europe AlphaDEX(R) Fund                                Defined Europe Index
First Trust Latin America AlphaDEX(R) Fund                         Defined Latin America Index
First Trust Brazil AlphaDEX(R) Fund                                Defined Brazil Index
First Trust China AlphaDEX(R) Fund                                 Defined China Index
First Trust Japan AlphaDEX(R) Fund                                 Defined Japan Index
First Trust South Korea AlphaDEX(R) Fund                           Defined South Korea Index
First Trust Developed Markets Ex-US AlphaDEX(R) Fund               Defined Developed Markets Ex-US Index
First Trust Emerging Markets AlphaDEX(R) Fund                      Defined Emerging Markets Index
First Trust Germany AlphaDEX(R) Fund                               Defined Germany Index
First Trust Canada AlphaDEX(R) Fund                                Defined Canada Index
First Trust Australia AlphaDEX(R) Fund                             Defined Australia Index
First Trust United Kingdom AlphaDEX(R) Fund                        Defined United Kingdom Index
First Trust Taiwan AlphaDEX(R) Fund                                Defined Taiwan Index
First Trust Hong Kong AlphaDEX(R) Fund                             Defined Hong Kong Index
First Trust Switzerland AlphaDEX(R) Fund                           Defined Switzerland Index
First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund     Defined Developed Markets Ex-US Small Cap Index
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund            Defined Emerging Markets Small Cap Index
First Trust Eurozone AlphaDEX(R) ETF                               NASDAQ AlphaDEX(R) Eurozone Index

On July 14, 2015 and on or about October 13, 2015, the indices of certain Funds will change. Please see Note 9 for more information.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' Investment Advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at time of valuation. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Overnight repurchase agreements are fair valued at cost.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:


                                                                        Page 133


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2015, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015, only FEP, FJP, FDT, FEM, FGM and FCAN have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreement held by the Funds at June 30, 2015, was received as collateral for lending securities.

F. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund's financial position. In addition, Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" specifies exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.


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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency) for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

G. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2014 was as follows:

                                                                    Distributions      Distributions      Distributions
                                                                      paid from          paid from          paid from
                                                                       Ordinary           Capital           Return of
                                                                        Income             Gains             Capital
                                                                   ----------------   ----------------   ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                   $  1,810,861        $        --       $    158,161
First Trust Europe AlphaDEX(R) Fund                                    15,697,641                 --                 --
First Trust Latin America AlphaDEX(R) Fund                                227,961                 --                 --
First Trust Brazil AlphaDEX(R) Fund                                       185,026                 --                 --
First Trust China AlphaDEX(R) Fund                                        153,526                 --                 --
First Trust Japan AlphaDEX(R) Fund                                        982,746                 --                 --
First Trust South Korea AlphaDEX(R) Fund                                   39,647                 --              7,354
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                    1,895,220                 --                 --
First Trust Emerging Markets AlphaDEX(R) Fund                          11,367,236                 --                 --
First Trust Germany AlphaDEX(R) Fund                                    1,199,591                 --                 --
First Trust Canada AlphaDEX(R) Fund                                     1,744,102                 --                 --
First Trust Australia AlphaDEX(R) Fund                                     75,563                 --                 --
First Trust United Kingdom AlphaDEX(R) Fund                             1,768,042                 --                 --
First Trust Taiwan AlphaDEX(R) Fund                                        22,706                 --            109,664
First Trust Hong Kong AlphaDEX(R) Fund                                    276,667                 --                 --
First Trust Switzerland AlphaDEX(R) Fund                                  571,079                 --            289,452
First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund            142,032                 --                 --
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                 2,020,752                 --             91,600
First Trust Eurozone AlphaDEX(R) ETF                                       67,320                 --                 --


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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

As of December 31, 2014, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                        Accumulated            Net
                                                                    Undistributed       Capital and         Unrealized
                                                                       Ordinary            Other           Appreciation
                                                                        Income          Gain (Loss)       (Depreciation)
                                                                   ----------------   ----------------   ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                   $         --        $(6,295,890)      $ (1,094,600)
First Trust Europe AlphaDEX(R) Fund                                        28,815        (85,312,512)       (18,120,724)
First Trust Latin America AlphaDEX(R) Fund                                     --         (2,172,259)        (1,157,199)
First Trust Brazil AlphaDEX(R) Fund                                         7,885         (3,036,290)          (994,595)
First Trust China AlphaDEX(R) Fund                                             --         (1,830,201)            (4,163)
First Trust Japan AlphaDEX(R) Fund                                             --         (1,985,148)        (3,085,720)
First Trust South Korea AlphaDEX(R) Fund                                       --           (693,605)           (46,424)
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                           --        (16,029,702)          (159,289)
First Trust Emerging Markets AlphaDEX(R) Fund                                  --        (30,737,993)       (55,212,211)
First Trust Germany AlphaDEX(R) Fund                                           --         (1,910,053)        (5,449,070)
First Trust Canada AlphaDEX(R) Fund                                            --         (2,968,176)        (8,531,890)
First Trust Australia AlphaDEX(R) Fund                                         --           (330,550)           (96,577)
First Trust United Kingdom AlphaDEX(R) Fund                                    --         (1,892,439)        (4,314,939)
First Trust Taiwan AlphaDEX(R) Fund                                            --            (44,221)        (1,047,274)
First Trust Hong Kong AlphaDEX(R) Fund                                    275,223            (69,392)        (1,042,955)
First Trust Switzerland AlphaDEX(R) Fund                                       --         (2,790,995)        (5,657,315)
First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund              4,361           (401,301)          (302,897)
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                        --         (7,218,282)        (3,947,163)
First Trust Eurozone AlphaDEX(R) ETF                                       17,459                 --        (17,804,407)

H. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2011, 2012, 2013 and 2014 remain open to federal and state audit. As of June 30, 2015, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At December 31, 2014, for federal income tax purposes, each Fund had capital loss carryforwards available that are shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

                                                                     Capital Loss
                                                                      Available
                                                                   ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                   $  5,954,889
First Trust Europe AlphaDEX(R) Fund                                    85,312,512
First Trust Latin America AlphaDEX(R) Fund                              2,170,126
First Trust Brazil AlphaDEX(R) Fund                                     3,036,290
First Trust China AlphaDEX(R) Fund                                      1,830,201
First Trust Japan AlphaDEX(R) Fund                                      1,940,410
First Trust South Korea AlphaDEX(R) Fund                                  693,605
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                   16,021,565
First Trust Emerging Markets AlphaDEX(R) Fund                          30,440,709
First Trust Germany AlphaDEX(R) Fund                                    1,910,053
First Trust Canada AlphaDEX(R) Fund                                     2,911,578
First Trust Australia AlphaDEX(R) Fund                                    323,566
First Trust United Kingdom AlphaDEX(R) Fund                             1,884,564
First Trust Taiwan AlphaDEX(R) Fund                                        44,221
First Trust Hong Kong AlphaDEX(R) Fund                                     69,392
First Trust Switzerland AlphaDEX(R) Fund                                2,790,953
First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund            401,301
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                 7,105,937
First Trust Eurozone AlphaDEX(R) ETF                                           --

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2014, the Funds incurred and elected to defer net ordinary losses as follows:


                                                                   Ordinary Losses
                                                                  -----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                   $    341,001
First Trust Europe AlphaDEX(R) Fund                                            --
First Trust Latin America AlphaDEX(R) Fund                                  2,133
First Trust Brazil AlphaDEX(R) Fund                                            --
First Trust China AlphaDEX(R) Fund                                             --
First Trust Japan AlphaDEX(R) Fund                                         44,738
First Trust South Korea AlphaDEX(R) Fund                                       --
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                        8,137
First Trust Emerging Markets AlphaDEX(R) Fund                             297,284
First Trust Germany AlphaDEX(R) Fund                                           --
First Trust Canada AlphaDEX(R) Fund                                        56,598
First Trust Australia AlphaDEX(R) Fund                                      6,984
First Trust United Kingdom AlphaDEX(R) Fund                                 7,875
First Trust Taiwan AlphaDEX(R) Fund                                            --
First Trust Hong Kong AlphaDEX(R) Fund                                         --
First Trust Switzerland AlphaDEX(R) Fund                                       42
First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund                 --
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                   112,345
First Trust Eurozone AlphaDEX(R) ETF                                           --

I. EXPENSES

Expenses that are directly related to the Funds are charged to the Advisor pursuant to the Investment Management Agreement, with the exception of the advisory fees, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with Standard & Poor's Financial Services LLC and NASDAQ (each a "Licensor") for the Funds. The respective license agreements allow for the use by First Trust of each Fund's respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee of 0.80% of each Fund's average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, including any compensation to Trustees, and excluding Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.

During the six months ended June 30, 2015, FHK received a payment from the Advisor of $9,113 in connection with a trade error.

The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund. Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2015, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                  Purchases               Sales
                                                                               ----------------      ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                              $   33,590,072        $   24,749,234
First Trust Europe AlphaDEX(R) Fund                                                203,904,889           202,078,314
First Trust Latin America AlphaDEX(R) Fund                                           5,860,560             3,761,094
First Trust Brazil AlphaDEX(R) Fund                                                  1,170,422             1,908,386
First Trust China AlphaDEX(R) Fund                                                  16,243,306             7,259,531
First Trust Japan AlphaDEX(R) Fund                                                  23,120,243            23,120,544
First Trust South Korea AlphaDEX(R) Fund                                             1,330,270             2,536,266
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                                81,590,513            70,954,789
First Trust Emerging Markets AlphaDEX(R) Fund                                      228,995,552           279,219,363
First Trust Germany AlphaDEX(R) Fund                                                32,131,490            33,249,440
First Trust Canada AlphaDEX(R) Fund                                                 17,636,181            17,543,913
First Trust Australia AlphaDEX(R) Fund                                                 851,667               772,119
First Trust United Kingdom AlphaDEX(R) Fund                                         32,553,037            29,990,607
First Trust Taiwan AlphaDEX(R) Fund                                                 11,963,927            27,469,175
First Trust Hong Kong AlphaDEX(R) Fund                                             134,382,578            29,971,084
First Trust Switzerland AlphaDEX(R) Fund                                            28,969,713            24,481,719
First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund                       4,809,433             3,945,375
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                             26,972,396            24,665,862
First Trust Eurozone AlphaDEX(R) ETF                                                 8,383,424             6,897,663

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

For the six months ended June 30, 2015, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                  Purchases               Sales
                                                                               ----------------      ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                              $   13,864,459        $    3,518,122
First Trust Europe AlphaDEX(R) Fund                                                111,335,771             6,006,751
First Trust Latin America AlphaDEX(R) Fund                                             960,725               285,031
First Trust Brazil AlphaDEX(R) Fund                                                         --                    --
First Trust China AlphaDEX(R) Fund                                                   7,423,864             1,322,832
First Trust Japan AlphaDEX(R) Fund                                                 163,203,599            47,235,008
First Trust South Korea AlphaDEX(R) Fund                                                    --                    --
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                                87,064,607            51,529,838
First Trust Emerging Markets AlphaDEX(R) Fund                                               --           175,005,797
First Trust Germany AlphaDEX(R) Fund                                               215,791,094            10,724,975
First Trust Canada AlphaDEX(R) Fund                                                 73,085,064            87,439,028
First Trust Australia AlphaDEX(R) Fund                                                      --                    --
First Trust United Kingdom AlphaDEX(R) Fund                                        380,771,684            91,575,221
First Trust Taiwan AlphaDEX(R) Fund                                                         --                    --
First Trust Hong Kong AlphaDEX(R) Fund                                             130,317,147                    --
First Trust Switzerland AlphaDEX(R) Fund                                           256,591,774            50,196,375
First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund                       2,632,940             3,510,612
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                              4,346,989             7,111,825
First Trust Eurozone AlphaDEX(R) ETF                                                31,803,243           360,684,808

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.


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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:

                                                                                   Creation             Redemption
                                                                               Transaction Fees      Transaction Fees
                                                                               ----------------      ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                              $        3,500        $        3,500
First Trust Europe AlphaDEX(R) Fund                                                      4,500                 4,500
First Trust Latin America AlphaDEX(R) Fund                                               2,500                 2,500
First Trust Brazil AlphaDEX(R) Fund                                                      2,500                 2,500
First Trust China AlphaDEX(R) Fund                                                       2,000                 2,000
First Trust Japan AlphaDEX(R) Fund                                                       1,000                 1,000
First Trust South Korea AlphaDEX(R) Fund                                                 1,500                 1,500
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                                     5,800                 5,800
First Trust Emerging Markets AlphaDEX(R) Fund                                            7,300                 7,300
First Trust Germany AlphaDEX(R) Fund                                                     1,000                 1,000
First Trust Canada AlphaDEX(R) Fund                                                        500                   500
First Trust Australia AlphaDEX(R) Fund                                                   1,200                 1,200
First Trust United Kingdom AlphaDEX(R) Fund                                                500                   500
First Trust Taiwan AlphaDEX(R) Fund                                                      1,600                 1,600
First Trust Hong Kong AlphaDEX(R) Fund                                                   1,600                 1,600
First Trust Switzerland AlphaDEX(R) Fund                                                 1,000                 1,000
First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund                           7,500                 7,500
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                                  9,000                 9,000
First Trust Eurozone AlphaDEX(R) ETF                                                     3,700                 3,700

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2016 for FPA, FEP, FLN, FDT, FEM, FDTS, FEMS and FEUZ and July 31, 2016 for FBZ, FCA, FJP, FKO, FGM, FCAN, FAUS, FKU, FTW, FHK and FSZ.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                8. ADOPTION OF NON-FUNDAMENTAL INVESTMENT POLICY

On March 27, 2015, the Board of Trustees of FEUZ approved the adoption of a non-fundamental investment policy regarding FEUZ's ability to invest in other investment companies (the "Policy"). Pursuant to the Policy, beginning on or about June 7, 2015, FEUZ will not rely on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, to invest in other investment companies.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

Effective July 14, 2015, each of the Funds listed below changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of a NASDAQ AlphaDEX(R) Equity Index (each, a "New Index"). Each New Index is a modified equal-dollar weighted index developed and maintained by The NASDAQ OMX Group, Inc. ("NASDAQ OMX") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Funds' Index Provider changed to NASDAQ OMX.


                                                                        Page 141


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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

Also as of July 14, 2015, each Fund listed below, except FAUS, no longer lists or trades its shares on the NYSE Arca and instead lists and trades its shares on NASDAQ under the same ticker symbol. FAUS will continue to list and trade its shares on NYSE Arca. No Fund's CUSIP number changed in connection with the changes in investment objective and listing exchange.

FUND                                                               INDEX
First Trust Brazil AlphaDEX(R) Fund                                NASDAQ AlphaDEX(R) Brazil Index
First Trust China AlphaDEX(R) Fund                                 NASDAQ AlphaDEX(R) China Index
First Trust Japan AlphaDEX(R) Fund                                 NASDAQ AlphaDEX(R) Japan Index
First Trust South Korea AlphaDEX(R) Fund                           NASDAQ AlphaDEX(R) South Korea Index
First Trust Germany AlphaDEX(R) Fund                               NASDAQ AlphaDEX(R) Germany Index
First Trust Canada AlphaDEX(R) Fund                                NASDAQ AlphaDEX(R) Canada Index
First Trust Australia AlphaDEX(R) Fund                             NASDAQ AlphaDEX(R) Australia Index
First Trust United Kingdom AlphaDEX(R) Fund                        NASDAQ AlphaDEX(R) United Kingdom Index
First Trust Taiwan AlphaDEX(R) Fund                                NASDAQ AlphaDEX(R) Taiwan Index
First Trust Hong Kong AlphaDEX(R) Fund                             NASDAQ AlphaDEX(R) Hong Kong Index
First Trust Switzerland AlphaDEX(R) Fund                           NASDAQ AlphaDEX(R) Switzerland Index

Effective on or about October 13, 2015, each of the Funds listed below will change its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the NASDAQ AlphaDEX(R) Equity Index listed in the table below. Each of the indices listed in the table below is a modified equal-dollar weighted index developed and maintained by NASDAQ OMX that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Funds' index provider will change to NASDAQ OMX. Each Fund will continue to seek its current investment objective until on or about October 13, 2015.

Also on or about October 13, 2015, each Fund listed below will no longer list and trade its shares on the NYSE Arca and will instead list and trade its shares on NASDAQ under the same ticker symbol. No Fund's CUSIP number will change in connection with the changes in investment objective and listing exchange.

FUND                                                               INDEX
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                 NASDAQ AlphaDEX(R) Asia Pacific Ex-Japan Index
First Trust Europe AlphaDEX(R) Fund                                NASDAQ AlphaDEX(R) Europe Index
First Trust Latin America AlphaDEX(R) Fund                         NASDAQ AlphaDEX(R) Latin America Index
First Trust Developed Markets Ex-US AlphaDEX(R) Fund               NASDAQ AlphaDEX(R) Developed Markets Ex-US Index
First Trust Emerging Markets AlphaDEX(R) Fund                      NASDAQ AlphaDEX(R) Emerging Markets Index
First Trust Developed Markets ex-US Small Cap                      NASDAQ AlphaDEX(R) Developed Markets Ex-US Small
   AlphaDEX(R) Fund                                                   Cap Index
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund            NASDAQ AlphaDEX(R) Emerging Markets Small Cap Index


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II.

The following summarizes some of the risks that should be considered for the Funds. Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on an exchange may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

Each Fund's shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

You should anticipate that the value of each Fund's shares will decline more or less in correlation with any decline in the value of the Fund's corresponding Index.

Each Fund's return may not match the return of the Fund's corresponding Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Fund's corresponding Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Fund's corresponding Index or the ratios between the securities included in the Index.

Each Fund is exposed to additional market risk due to the Funds' policy of investing principally in the securities included in each Fund's corresponding Index. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Fund's corresponding Index.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended.

Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issues.

The Funds rely on a license with the Index Provider that permits the Funds to use the Index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Funds. Such license may be terminated by the Index Provider and, as a result, the Funds may lose their ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First


                                                                        Page 143


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--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

Trust for use by the Funds. Accordingly in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Funds.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Each Fund may invest in Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

The Funds are not actively managed. The Funds invests in securities included in or representative of its Index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

Each Fund is subject to the risk of inflation, which is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Because each Fund's NAV is determined on the basis of U.S. dollars and the Funds invest in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

Certain of the Funds currently intend to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in such a Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Exchange-traded funds are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the Fund level. Because certain of the Funds currently intend to effect a significant portion of redemptions for cash, rather than in-kind distributions, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gains on these sales by such a Fund will generally cause the Fund to recognize gains it might not otherwise have recognized, or to recognize such gains sooner than would otherwise be required if it were to distribute portfolio securities in-kind. Such Funds generally intend to distribute these gains to shareholders to avoid being taxed on these gains at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different exchange-traded fund. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. Brazil may also impose higher local tax rates on transactions involving certain companies. In addition, these factors may result in wider spreads between the bid and the offered prices of a Fund's shares than for more conventional exchange-traded funds.

The First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund invests in securities issued by companies operating in the Asia Pacific region. The Fund is more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia Pacific region than a fund that is more geographically diversified. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies that are inherently more volatile and less liquid than larger comparables. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region. The Fund invests heavily in companies operating in South Korea and Hong Kong. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. Hong Kong companies are subject to risks related to Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong


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ADDITIONAL INFORMATION (CONTINUED)
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

The First Trust Europe AlphaDEX(R) Fund and First Trust Eurozone AlphaDEX(R) ETF invest in securities issued by companies operating in Europe. The Fund is therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In addition, European corporations, and other entities with significant markets or operations in Europe (whether or not in the participating countries), face strategic challenges as these entities adapt to a single transnational currency. The Euro conversion may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; affect issuers' currency exchange rate risk and derivatives exposure; disrupt current contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences.

The First Trust Latin America AlphaDEX(R) Fund invests in securities issued by companies operating in Latin America. The Fund is therefore subject to certain risks associated specifically with this region. The value of Fund shares may be adversely affected by political, economic, and social instability; inadequate investor protection; changes in laws or regulations of countries within Latin America; international relations with other nations; natural disasters; corruption and military activity. The economies of many Latin American countries differ from the economies of more developed countries in many respects. Certain Latin American countries are highly dependent upon and may be affected by developments in the United States, Europe and other Latin American economies. The Fund invests heavily in companies operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.

The First Trust Brazil AlphaDEX(R) Fund invests in companies that are operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like Brazil.

The First Trust China AlphaDEX(R) Fund may invest in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Therefore, H shares may be susceptible to greater price fluctuations. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Chinese securities may also be subject to greater restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like China.

The First Trust Japan AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund and First Trust Emerging Markets Small Cap AlphaDEX(R) Fund invest in common stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in


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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan's economy, and may continue to do so.

The First Trust South Korea AlphaDEX(R) Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. South Korean securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like South Korea.

The First Trust Germany AlphaDEX(R) Fund invests in securities of companies that are domiciled or operating in Germany. Investing in securities of German companies involves additional risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country's social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

The First Trust Canada AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Canada. Investing in securities of Canadian companies may involve additional risks. The Canadian and U.S. economies are closely integrated and Canada therefore relies on significant investment from U.S. sources. As a major producer of forest products, metals, agricultural products and energy-related products, Canada is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Continued demands by the Province of Quebec for sovereignty could significantly affect the Canadian market, particularly if such demands are met. In addition, a small number of industries represent a large portion of the Canadian market.

The First Trust Australia AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Australia. Investing in securities of Australian companies may involve additional risks. The Australian economy is heavily dependent on the Asian, European and U.S. markets. Reduced spending by any of these economies on Australian products may adversely affect the Australian market. Additionally, Australia is located in a geographic region that has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the Australian economy and affect the value of the securities held by the Fund.

The First Trust United Kingdom AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in a country that is part of the United Kingdom (i.e., England, Ireland, Scotland and Wales) and is therefore subject to certain risks associated with the United Kingdom and Europe as a whole. The United Kingdom is a member of the European Union ("EU"), and consequently, is a part of one of the largest common markets in the world. However, the continued implementation of the EU provisions and recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and the rest of Europe and their effect on securities issued by United Kingdom companies impossible to predict. Despite the fact that the United Kingdom did not convert to the Euro, the European sovereign debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the United Kingdom and the surrounding region.

The First Trust Taiwan AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in the Taiwan. Certain characteristics of Taiwan's economy and geographic location also subject the Fund to certain risks. Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan's economy also is intricately linked with economies of other Asian countries, which are often emerging market economies that often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Political and social unrest in other Asian countries could cause further economic and market uncertainty in Taiwan.


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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan's geographic proximity to the People's Republic of China and Taiwan's history of political contention with China have resulted in ongoing tensions with China, including the continual risk of military conflict with China. These tensions may materially affect the Taiwanese economy and securities markets.

The First Trust Hong Kong AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Hong Kong and is therefore subject to certain risks associated specifically with Hong Kong, including Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

The First Trust Switzerland AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Switzerland and is therefore subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the EU, the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the Fund invests.

Funds may be more susceptible to any single economic, political or regulatory occurrence affecting one or more of these and to the issuers, experience increased volatility and be highly concentrated in certain issues.

Each Fund invests in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. Some of these risks may include, but are not limited to, the following: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of a Fund's investments;
(iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make distribution payments to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease a Fund's return. These risks may be more pronounced to the extent that a Fund invests a significant amount of its assets in companies located in one country.

Each Fund is subject to financial companies risk. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

The First Trust Europe AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund, and First Trust Emerging Markets Small Cap AlphaDEX(R) Fund invest in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust Latin America AlphaDEX(R) Fund and First Trust Brazil AlphaDEX(R) Fund invest in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.


                                                                        Page 147


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ADDITIONAL INFORMATION (CONTINUED)
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

The First Trust Germany AlphaDEX(R) Fund invests in the securities of companies in the consumer discretionary sector. Companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust Brazil AlphaDEX(R) Fund invests in the securities of companies in the materials sector. Companies in the materials sector are involved in the extracting or processing of raw materials. General risks of these companies include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

The First Trust Japan AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, and First Trust Taiwan AlphaDEX(R) Fund invest in the securities of companies in the technology sector. General risks of technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

The First Trust Eurozone AlphaDEX(R) ETF currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of the market during the period affected.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the following eighteen series of the Trust (each a "Fund" and collectively, the "Funds"):

     First Trust Developed Markets Ex-US AlphaDEX(R) Fund (FDT)
     First Trust Emerging Markets AlphaDEX(R) Fund (FEM)
     First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (FPA)
     First Trust Europe AlphaDEX(R) Fund (FEP)
     First Trust Latin America AlphaDEX(R) Fund (FLN)
     First Trust Brazil AlphaDEX(R) Fund (FBZ)
     First Trust China AlphaDEX(R) Fund (FCA)
     First Trust Japan AlphaDEX(R) Fund (FJP)
     First Trust South Korea AlphaDEX(R) Fund (FKO)
     First Trust Germany AlphaDEX(R) Fund (FGM)
     First Trust Canada AlphaDEX(R) Fund (FCAN)
     First Trust Australia AlphaDEX(R) Fund (FAUS)
     First Trust United Kingdom AlphaDEX(R) Fund (FKU)
     First Trust Taiwan AlphaDEX(R) Fund (FTW)
     First Trust Hong Kong AlphaDEX(R) Fund (FHK)
     First Trust Switzerland AlphaDEX(R) Fund (FSZ)
     First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund (FDTS) First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending March 31, 2016, at a meeting held on March 8-9, 2015. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee for each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Management Practice Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's MPI Peer Group; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program. Following receipt of this information, the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. The Board considered the significant asset growth of the First Trust Fund Complex (particularly in ETFs) and the Advisor's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the unitary fee payable by each Fund under the Agreement, noting that each Fund pays the Advisor a fee equal to an annual rate of 0.80% of its average daily net assets and that the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board compared each Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, and to the advisory fees charged by the Advisor to other advisory clients with investment objectives and policies similar to the Funds'. The Board also reviewed data prepared by MPI showing the unitary fee for each Fund as compared to the advisory fees and expense ratios of the peer funds in each Fund's MPI Peer Group and determined that, because each Fund charges a unitary fee, expense ratios were the most relevant data point. Based on the information provided, the Board noted that the unitary fee for each Fund was above the median total (net) expense ratio of the peer funds in its respective MPI Peer Group. The Independent Trustees discussed with representatives of the Advisor and independent counsel limitations in creating peer groups for ETFs and different business models that affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the MPI data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. The Board considered the Advisor's representations regarding the impact of foreign security fair valuations and currency exchange rates on the correlation between each Fund's performance and that of its underlying index. The Board considered the Advisor's explanations of how the AlphaDEX(R) stock selection methodology impacts Fund performance in various market environments, and the Advisor's statement that AlphaDEX(R) is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that, after factoring in the impact of fair valuations, each Fund was correlated to its underlying index and that the tracking error for each Fund was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by MPI comparing each Fund's performance to its respective MPI Peer Group and to a broad-based benchmark, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of tracking error and correlation.

On the basis of all the information provided on the unitary fee and performance of each Fund, the Board concluded that the unitary fee for each Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

The Board noted that the Advisor has made and continues to make significant investments in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2014, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. The Independent Trustees noted that license and listing fees payable by certain Funds were to be reduced, and they requested and received from the Advisor pro forma estimated expense ratios and profitability information for these Funds. Based on the information provided, the Board concluded that the pre-tax profits (if any) estimated to have been realized by the Advisor in connection with the management of each Fund for calendar year 2014 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios. The Board also considered the Advisor's compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

Subsequently, in an effort to align contract dates with other funds advised by First Trust, the Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2016, at a meeting held on June 16, 2015. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the 1940 Act, as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on March 8-9, 2015, April 20, 2015 and June 16, 2015, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee for each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") selected by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's MPI Peer Group; performance information for each Fund; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and FTP; and a summary of the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on March 8-9, 2015, and additional materials at a special meeting held on April 20, 2015, at each of which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and those were considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 16, 2015 meeting, as well as at the meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. The Board considered the significant asset growth of the First Trust Fund Complex (particularly in ETFs) and the Advisor's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with the Fund's investment objective and policies.

The Board considered the unitary fee payable by each Fund under the Agreement, noting that each Fund pays the Advisor a fee equal to an annual rate of 0.80% of its average daily net assets and that the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes,

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2015 (UNAUDITED)

brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board compared each Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, and to the advisory fees charged by the Advisor to other advisory clients with investment objectives and policies similar to the Funds'. The Board also reviewed data prepared by MPI showing the unitary fee for each Fund as compared to the advisory fees and expense ratios of the peer funds in each Fund's MPI Peer Group and determined that, because each Fund charges a unitary fee, expense ratios were the most relevant data point. Based on the information provided, the Board noted that the unitary fee for each Fund was above the median total (net) expense ratio of the peer funds in its respective MPI Peer Group. The Independent Trustees discussed with representatives of the Advisor and independent counsel limitations in creating peer groups for ETFs and different business models that affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the MPI data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information for periods ended December 31, 2014 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. The Board considered the Advisor's representations regarding the impact of foreign security fair valuations and currency exchange rates on the correlation between each Fund's performance and that of its underlying index. The Board considered the Advisor's explanations of how the AlphaDEX(R) stock selection methodology impacts Fund performance in various market environments, and the Advisor's statement that AlphaDEX(R) is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that, after factoring in the impact of fair valuations, each Fund was correlated to its underlying index and that the tracking error for each Fund was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by MPI comparing each Fund's performance to its respective MPI Peer Group and to a broad-based benchmark, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking error.

On the basis of all the information provided on the unitary fee and performance of each Fund, the Board concluded that the unitary fee for each Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has made and continues to make significant investments in personnel and infrastructure and considered whether the Funds' fee levels reflect any economies of scale for the benefit of shareholders. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2014, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. The Independent Trustees noted that license and listing fees payable by certain Funds were to be reduced, and they requested and received from the Advisor pro forma estimated expense ratios and profitability information for these Funds. The Board noted the inherent limitations in the profitability analysis, and concluded that the pre-tax profits (if any) estimated to have been realized by the Advisor in connection with the management of each Fund were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios. The Board also considered the Advisor's compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

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


FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    First Trust Exchange-Traded AlphaDEX(R) Fund II
            -------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 14, 2015
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 14, 2015
     -------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 14, 2015
     -------------------

* Print the name and title of each signing officer under his or her signature.